Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.8%
Banks - 91.0%
Bank of America Corp.	8,583	$364,348
JPMorgan Chase & Co.	2,210	361,755
Wells Fargo & Co.	7,513	348,678
Citigroup, Inc.	4,917	345,075
U.S. Bancorp	4,733	281,330
PNC Financial Services Group, Inc.	1,373	268,614
Truist Financial Corp.	4,574	268,265
Bank of New York Mellon Corp.	3,779	195,903
SVB Financial Group*	279	180,480
First Republic Bank	866	167,034
Fifth Third Bancorp	3,771	160,041
State Street Corp.	1,880	159,274
Huntington Bancshares, Inc.	9,106	140,779
KeyCorp	6,460	139,665
Citizens Financial Group, Inc.	2,921	137,229
Northern Trust Corp.	1,268	136,703
Regions Financial Corp.	6,328	134,850
M&T Bank Corp.	890	132,913
Signature Bank	468	127,427
East West Bancorp, Inc.	1,317	102,120
Western Alliance Bancorporation	938	102,073
Comerica, Inc.	1,230	99,015
Zions Bancorp North America	1,532	94,815
Toronto-Dominion Bank	1,417	93,735
Popular, Inc.	1,188	92,272
First Citizens BancShares, Inc. — Class A	109	91,906
First Horizon Corp.	5,609	91,371
HDFC Bank Ltd. ADR	1,237	90,412
Royal Bank of Canada	894	88,935
Bank of Nova Scotia	1,442	88,726
ICICI Bank Ltd. ADR	4,651	87,764
HSBC Holdings plc ADR	3,303	86,373
Bank of Montreal	862	85,967
Commerce Bancshares, Inc.	1,229	85,637
Cullen/Frost Bankers, Inc.	693	82,204
Pinnacle Financial Partners, Inc.	858	80,721
Canadian Imperial Bank of Commerce	711	79,134
Credit Suisse Group AG ADR[1]	8,018	79,057
Deutsche Bank AG*,1	6,163	78,270
UBS Group AG	4,889	77,931
Prosperity Bancshares, Inc.	1,089	77,461
Synovus Financial Corp.	1,735	76,149
First Financial Bankshares, Inc.	1,649	75,772
Bank OZK	1,714	73,668
Glacier Bancorp, Inc.	1,300	71,955
SouthState Corp.	957	71,459
PacWest Bancorp	1,527	69,204
Webster Financial Corp.	1,248	67,966
UMB Financial Corp.	692	66,923
CIT Group, Inc.	1,285	66,756
United Bankshares, Inc.	1,819	66,175
Wintrust Financial Corp.	802	64,457
Umpqua Holdings Corp.	3,088	62,532
Hancock Whitney Corp.	1,285	60,549
First Hawaiian, Inc.	1,991	58,436
BankUnited, Inc.	1,386	57,963
Ameris Bancorp	1,113	57,742
Home BancShares, Inc.	2,445	57,531
Community Bank System, Inc.	833	56,994
Bank of Hawaii Corp.	667	54,807
Associated Banc-Corp.	2,539	54,385
Texas Capital Bancshares, Inc.*	895	53,718
Silvergate Capital Corp. — Class A*	463	53,476
Simmons First National Corp. — Class A	1,800	53,208
BancorpSouth Bank	1,780	53,008
Independent Bank Group, Inc.	745	52,925
United Community Banks, Inc.	1,595	52,348
Columbia Banking System, Inc.	1,350	51,286
Old National Bancorp	2,958	50,138
Cadence BanCorp	2,220	48,751
Hilltop Holdings, Inc.	1,480	48,352
Fulton Financial Corp.	3,043	46,497
First Midwest Bancorp, Inc.	2,319	44,084
Total Banks		7,885,476
Savings & Loans - 3.9%
People's United Financial, Inc.	4,729	82,615
New York Community Bancorp, Inc.	5,561	71,570
Sterling Bancorp	2,680	66,893
Pacific Premier Bancorp, Inc.	1,459	60,461
Investors Bancorp, Inc.	3,825	57,796
Total Savings & Loans		339,335
Diversified Financial Services - 2.9%
Capital One Financial Corp.	1,524	246,843
Insurance - 2.0%
Equitable Holdings, Inc.	3,439	101,932
Voya Financial, Inc.	1,231	75,571
Total Insurance		177,503
Total Common Stocks
(Cost $5,622,206)		8,649,157

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$32,972	32,972
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	12,811	12,811
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	12,811	12,811
Total Repurchase Agreements
(Cost $58,594)		58,594

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	$115,631	$115,631
Total Securities Lending Collateral
(Cost $115,631)		115,631
Total Investments - 101.8%
(Cost $5,796,431)		$8,823,382
Other Assets & Liabilities, net - (1.8)%		(159,467)
Total Net Assets - 100.0%		$8,663,915

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,649,157	$—	$—	$8,649,157
Repurchase Agreements	—	58,594	—	58,594
Securities Lending Collateral	115,631	—	—	115,631
Total Assets	$8,764,788	$58,594	$—	$8,823,382

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 98.9%
Chemicals - 42.5%
Sherwin-Williams Co.	819	$229,099
Ecolab, Inc.	986	205,699
Air Products and Chemicals, Inc.	795	203,607
Dow, Inc.	3,077	177,112
DuPont de Nemours, Inc.	2,349	159,708
PPG Industries, Inc.	1,090	155,881
LyondellBasell Industries N.V. — Class A	1,641	154,008
International Flavors & Fragrances, Inc.	1,147	153,377
Linde plc	478	140,236
Albemarle Corp.	628	137,513
Celanese Corp. — Class A	731	110,118
Mosaic Co.	2,886	103,088
CF Industries Holdings, Inc.	1,775	99,080
Eastman Chemical Co.	982	98,927
Westlake Chemical Corp.	1,054	96,062
FMC Corp.	999	91,468
RPM International, Inc.	1,105	85,803
Olin Corp.	1,571	75,801
Nutrien Ltd.	1,160	75,203
Huntsman Corp.	2,470	73,087
Axalta Coating Systems Ltd.*	2,457	71,720
Valvoline, Inc.	2,072	64,605
Element Solutions, Inc.	2,965	64,281
Ashland Global Holdings, Inc.	696	62,028
Chemours Co.	2,016	58,585
Amyris, Inc.*	4,147	56,938
Sensient Technologies Corp.	585	53,282
HB Fuller Co.	801	51,713
Ingevity Corp.*	643	45,891
Danimer Scientific, Inc.*,1	2,066	33,758
Total Chemicals		3,187,678
Mining - 20.2%
Freeport-McMoRan, Inc.	5,910	192,252
Newmont Corp.	3,389	184,023
Barrick Gold Corp.	7,297	131,711
Alcoa Corp.*	1,727	84,519
Rio Tinto plc ADR[1]	1,219	81,454
BHP Group Ltd. ADR[1]	1,476	78,996
Teck Resources Ltd. — Class B	2,978	74,182
Royal Gold, Inc.	705	67,320
AngloGold Ashanti Ltd. ADR	4,162	66,550
MP Materials Corp.*	1,983	63,912
Agnico Eagle Mines Ltd.	1,228	63,672
Wheaton Precious Metals Corp.	1,677	63,022
Franco-Nevada Corp.	485	63,006
Kirkland Lake Gold Ltd.	1,429	59,432
Pan American Silver Corp.	2,325	54,103
First Majestic Silver Corp.[1]	4,680	52,884
Livent Corp.*	2,219	51,281
Arconic Corp.*	1,599	50,433
Coeur Mining, Inc.*	6,014	37,106
Total Mining		1,519,858
Packaging & Containers - 12.6%
Ball Corp.	1,628	146,471
Westrock Co.	1,981	98,713
Packaging Corporation of America	705	96,895
Crown Holdings, Inc.	960	96,749
Amcor plc	8,149	94,447
Berry Global Group, Inc.*	1,281	77,987
AptarGroup, Inc.	638	76,145
Sealed Air Corp.	1,389	76,103
Sonoco Products Co.	1,096	65,300
Graphic Packaging Holding Co.	3,421	65,136
Silgan Holdings, Inc.	1,419	54,433
Total Packaging & Containers		948,379
Iron & Steel - 10.1%
Nucor Corp.	1,425	140,348
Vale S.A. ADR	10,018	139,751
Steel Dynamics, Inc.	1,564	91,463
Reliance Steel & Aluminum Co.	574	81,749
Cleveland-Cliffs, Inc.*	4,066	80,547
ArcelorMittal S.A.	2,260	68,162
United States Steel Corp.	2,846	62,527
Commercial Metals Co.	1,752	53,366
Allegheny Technologies, Inc.*	2,383	39,629
Total Iron & Steel		757,542
Building Materials - 5.9%
Vulcan Materials Co.	763	129,069
Martin Marietta Materials, Inc.	365	124,713
Louisiana-Pacific Corp.	1,081	66,341
Eagle Materials, Inc.	487	63,875
Summit Materials, Inc. — Class A*	1,713	54,765
Total Building Materials		438,763
Forest Products & Paper - 2.3%
International Paper Co.	2,241	125,317
Domtar Corp.*	913	49,795
Total Forest Products & Paper		175,112
Biotechnology - 2.0%
Corteva, Inc.	3,630	152,750
Household Products & Housewares - 1.5%
Avery Dennison Corp.	530	109,821
Housewares - 1.1%
Scotts Miracle-Gro Co. — Class A	546	79,913
Distribution & Wholesale - 0.7%
Avient Corp.	1,215	56,315
Total Common Stocks
(Cost $3,232,110)		7,426,131

EXCHANGE-TRADED FUNDS† - 0.8%
VanEck Vectors Junior Gold Miners ETF	1,458	55,900
Total Exchange-Traded Funds
(Cost $61,507)		55,900

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$33,616	$33,616
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	13,062	13,062
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	13,062	13,062
Total Repurchase Agreements
(Cost $59,740)		59,740

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	141,142	141,142
Total Securities Lending Collateral
(Cost $141,142)		141,142
Total Investments - 102.4%
(Cost $3,494,499)		$7,682,913
Other Assets & Liabilities, net - (2.4)%		(177,502)
Total Net Assets - 100.0%		$7,505,411

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,426,131	$—	$—	$7,426,131
Exchange-Traded Funds	55,900	—	—	55,900
Repurchase Agreements	—	59,740	—	59,740
Securities Lending Collateral	141,142	—	—	141,142
Total Assets	$7,623,173	$59,740	$—	$7,682,913

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Biotechnology - 73.0%
Moderna, Inc.*	2,759	$1,061,829
Amgen, Inc.	4,707	1,000,943
Gilead Sciences, Inc.	12,179	850,703
Regeneron Pharmaceuticals, Inc.*	1,175	711,086
Illumina, Inc.*	1,710	693,593
Vertex Pharmaceuticals, Inc.*	3,435	623,075
Biogen, Inc.*	2,032	575,036
Seagen, Inc.*	3,183	540,473
Corteva, Inc.	12,090	508,747
Horizon Therapeutics plc*	4,203	460,397
Alnylam Pharmaceuticals, Inc.*	2,284	431,242
Bio-Rad Laboratories, Inc. — Class A*	566	422,208
Royalty Pharma plc — Class A	11,416	412,574
BioNTech SE ADR*	1,389	379,183
Exact Sciences Corp.*	3,793	362,042
BioMarin Pharmaceutical, Inc.*	4,476	345,950
Incyte Corp.*	4,980	342,524
Acceleron Pharma, Inc.*	1,977	340,242
Novavax, Inc.*	1,634	338,744
Guardant Health, Inc.*	2,615	326,901
Mirati Therapeutics, Inc.*	1,624	287,302
Biohaven Pharmaceutical Holding Company Ltd.*	2,003	278,237
CRISPR Therapeutics AG*	2,459	275,236
BeiGene Ltd. ADR*	703	255,189
United Therapeutics Corp.*	1,343	247,891
Exelixis, Inc.*	11,392	240,827
Bridgebio Pharma, Inc.*	5,069	237,584
Arrowhead Pharmaceuticals, Inc.*	3,737	233,301
Blueprint Medicines Corp.*	2,212	227,416
Zai Lab Ltd. ADR*	2,107	222,057
Ultragenyx Pharmaceutical, Inc.*	2,447	220,695
Halozyme Therapeutics, Inc.*	5,280	214,790
TG Therapeutics, Inc.*	6,266	208,532
Fate Therapeutics, Inc.*	3,517	208,452
Twist Bioscience Corp.*	1,938	207,308
Beam Therapeutics, Inc.*	2,358	205,169
Pacific Biosciences of California, Inc.*	7,938	202,816
Ionis Pharmaceuticals, Inc.*	5,767	193,425
Iovance Biotherapeutics, Inc.*	7,408	182,681
Arena Pharmaceuticals, Inc.*	2,943	175,256
Cassava Sciences, Inc.*,1	2,720	168,858
Veracyte, Inc.*	3,601	167,266
ACADIA Pharmaceuticals, Inc.*	9,183	152,530
Apellis Pharmaceuticals, Inc.*	4,620	152,275
Sage Therapeutics, Inc.*	3,325	147,331
PTC Therapeutics, Inc.*	3,841	142,924
Emergent BioSolutions, Inc.*	2,816	140,997
Amicus Therapeutics, Inc.*	14,172	135,343
Editas Medicine, Inc.*	3,085	126,732
Global Blood Therapeutics, Inc.*	4,519	115,144
Bluebird Bio, Inc.*	5,743	109,749
Inovio Pharmaceuticals, Inc.*,1	15,257	109,240
ChemoCentryx, Inc.*	6,096	104,242
Total Biotechnology		17,024,287
Pharmaceuticals - 16.3%
AbbVie, Inc.	11,728	1,265,099
AstraZeneca plc ADR	9,684	581,621
Viatris, Inc.	27,213	368,736
Jazz Pharmaceuticals plc*	2,749	357,947
Neurocrine Biosciences, Inc.*	2,910	279,098
Alkermes plc*	8,878	273,798
Intellia Therapeutics, Inc.*	2,005	268,971
Sarepta Therapeutics, Inc.*	2,799	258,852
Pacira BioSciences, Inc.*	2,586	144,816
Total Pharmaceuticals		3,798,938
Healthcare-Products - 5.6%
Bio-Techne Corp.	789	382,326
Novocure Ltd.*	2,572	298,789
Natera, Inc.*	2,548	283,949
Adaptive Biotechnologies Corp.*	5,498	186,877
CareDx, Inc.*	2,555	161,911
Total Healthcare-Products		1,313,852
Healthcare-Services - 4.6%
ICON plc*	1,264	331,193
Syneos Health, Inc.*	3,030	265,064
Medpace Holdings, Inc.*	1,264	239,250
Invitae Corp.*,1	7,878	223,972
Total Healthcare-Services		1,059,479
Total Common Stocks
(Cost $13,455,426)		23,196,556

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$76,866	76,866
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	29,866	29,866
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	29,866	29,866
Total Repurchase Agreements
(Cost $136,598)		136,598

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	369,049	369,049
Total Securities Lending Collateral
(Cost $369,049)		369,049
Total Investments - 101.7%
(Cost $13,961,073)		$23,702,203
Other Assets & Liabilities, net - (1.7)%		(387,920)
Total Net Assets - 100.0%		$23,314,283

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,196,556	$—	$—	$23,196,556
Repurchase Agreements	—	136,598	—	136,598
Securities Lending Collateral	369,049	—	—	369,049
Total Assets	$23,565,605	$136,598	$—	$23,702,203

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
MUTUAL FUNDS† - 37.3%
Guggenheim Strategy Fund II1	72,728	$1,817,465
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	169,007	1,685,001
Total Mutual Funds
(Cost $3,498,250)		3,502,466

	Face Amount
FEDERAL AGENCY NOTES†† - 14.2%
Federal Farm Credit Bank
0.05% (U.S. Prime Rate - 3.20%, Rate Floor: 0.00%) due 05/18/22[2]	$1,000,000	999,748
0.13% due 11/02/21	100,000	100,006
Fannie Mae
1.38% due 10/07/21	235,000	235,052
Total Federal Agency Notes
(Cost $1,334,867)		1,334,806

FEDERAL AGENCY DISCOUNT NOTES†† - 10.7%
Federal Farm Credit Bank
0.00% due 10/01/21[3]	1,000,000	1,000,000
Total Federal Agency Discount Notes
(Cost $1,000,000)		1,000,000
U.S. TREASURY BILLS†† - 6.3%
U.S. Treasury Bills
0.04% due 10/07/21[3,4]	596,000	595,997
Total U.S. Treasury Bills
(Cost $595,996)		595,997

REPURCHASE AGREEMENTS††,5 - 30.8%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	1,623,352	1,623,352
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	630,755	630,755
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	630,755	630,755
Total Repurchase Agreements
(Cost $2,884,862)		2,884,862
Total Investments - 99.3%
(Cost $9,313,975)		$9,318,131
Other Assets & Liabilities, net - 0.7%		61,234
Total Net Assets - 100.0%		$9,379,365

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	67	Oct 2021	$9,338,125	$452,367

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$3,502,466	$—	$—	$3,502,466
Federal Agency Notes	—	1,334,806	—	1,334,806
Federal Agency Discount Notes	—	1,000,000	—	1,000,000
U.S. Treasury Bills	—	595,997	—	595,997
Repurchase Agreements	—	2,884,862	—	2,884,862
Commodity Futures Contracts**	452,367	—	—	452,367
Total Assets	$3,954,833	$5,815,665	$—	$9,770,498

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$507,465	$1,309,109	$–	$–	$891	$1,817,465	72,728	$9,158
Guggenheim Ultra Short Duration Fund — Institutional Class	877,450	1,510,337	(700,000)	(1,105)	(1,681)	1,685,001	169,007	10,384
	$1,384,915	$2,819,446	$(700,000)	$(1,105)	$(790)	$3,502,466		$19,542

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.3%
Food - 36.0%
Mondelez International, Inc. — Class A	6,413	$373,108
Kraft Heinz Co.	7,744	285,134
Sysco Corp.	3,428	269,098
General Mills, Inc.	4,312	257,944
Hershey Co.	1,449	245,243
Tyson Foods, Inc. — Class A	2,938	231,926
Kroger Co.	5,704	230,613
Kellogg Co.	3,121	199,494
Hormel Foods Corp.	4,798	196,718
McCormick & Company, Inc.	2,351	190,502
Conagra Brands, Inc.	5,091	172,432
J M Smucker Co.	1,262	151,478
Campbell Soup Co.	3,547	148,300
Lamb Weston Holdings, Inc.	2,050	125,809
US Foods Holding Corp.*	3,408	118,121
Performance Food Group Co.*	2,493	115,825
Post Holdings, Inc.*	1,029	113,355
Beyond Meat, Inc.*,1	1,071	112,733
Ingredion, Inc.	1,147	102,094
Flowers Foods, Inc.*	4,037	95,394
Hain Celestial Group, Inc.*	2,122	90,779
Sanderson Farms, Inc.	459	86,384
Sprouts Farmers Market, Inc.*	2,995	69,394
Grocery Outlet Holding Corp.*	2,656	57,290
Total Food		4,039,168
Beverages - 26.7%
Coca-Cola Co.	11,874	623,029
PepsiCo, Inc.	4,000	601,640
Keurig Dr Pepper, Inc.	8,470	289,335
Monster Beverage Corp.*	3,145	279,370
Constellation Brands, Inc. — Class A	1,270	267,576
Brown-Forman Corp. — Class B	3,452	231,319
Molson Coors Beverage Co. — Class B	2,902	134,595
Boston Beer Company, Inc. — Class A*	205	104,499
Celsius Holdings, Inc.*	1,152	103,784
Coca-Cola Europacific Partners plc	1,810	100,075
Anheuser-Busch InBev S.A. ADR[1]	1,738	97,988
Diageo plc ADR	412	79,516
Fomento Economico Mexicano SAB de CV ADR	878	76,140
Total Beverages		2,988,866
Cosmetics & Personal Care - 13.7%
Procter & Gamble Co.	5,516	771,137
Estee Lauder Companies, Inc. — Class A	1,422	426,500
Colgate-Palmolive Co.	4,452	336,482
Total Cosmetics & Personal Care		1,534,119
Agriculture - 13.2%
Philip Morris International, Inc.	5,241	496,794
Altria Group, Inc.	8,251	375,586
Archer-Daniels-Midland Co.	3,973	238,420
Bunge Ltd.	1,759	143,042
Darling Ingredients, Inc.*	1,946	139,917
British American Tobacco plc ADR	2,431	85,766
Total Agriculture		1,479,525
Household Products & Housewares - 5.9%
Kimberly-Clark Corp.	2,108	279,184
Clorox Co.	1,157	191,611
Church & Dwight Company, Inc.	2,302	190,076
Total Household Products & Housewares		660,871
Retail - 1.9%
Casey's General Stores, Inc.	584	110,055
Freshpet, Inc.*	718	102,451
Total Retail		212,506
Pharmaceuticals - 0.8%
Herbalife Nutrition Ltd.*	2,164	91,710
Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc.	1,791	69,938
Commercial Services - 0.5%
Medifast, Inc.	312	60,104
Total Common Stocks
(Cost $5,232,052)		11,136,807

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$41,527	41,527
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	16,135	16,135
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	16,135	16,135
Total Repurchase Agreements
(Cost $73,797)		73,797

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	149,778	149,778
Total Securities Lending Collateral
(Cost $149,778)		149,778
Total Investments - 101.3%
(Cost $5,455,627)		$11,360,382
Other Assets & Liabilities, net - (1.3)%		(149,675)
Total Net Assets - 100.0%		$11,210,707

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,136,807	$—	$—	$11,136,807
Repurchase Agreements	—	73,797	—	73,797
Securities Lending Collateral	149,778	—	—	149,778
Total Assets	$11,286,585	$73,797	$—	$11,360,382

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 74.8%
Financial - 15.8%
Goldman Sachs Group, Inc.	1,899	$717,879
Visa, Inc. — Class A	1,899	423,002
American Express Co.	1,899	318,140
JPMorgan Chase & Co.	1,899	310,847
Travelers Companies, Inc.	1,899	288,667
Total Financial		2,058,535
Consumer, Non-cyclical - 15.0%
UnitedHealth Group, Inc.	1,899	742,015
Amgen, Inc.	1,899	403,822
Johnson & Johnson	1,899	306,689
Procter & Gamble Co.	1,899	265,480
Merck & Company, Inc.	1,899	142,634
Coca-Cola Co.	1,899	99,641
Total Consumer, Non-cyclical		1,960,281
Consumer, Cyclical - 13.1%
Home Depot, Inc.	1,899	623,366
McDonald's Corp.	1,899	457,868
NIKE, Inc. — Class B	1,899	275,792
Walmart, Inc.	1,899	264,682
Walgreens Boots Alliance, Inc.	1,899	89,348
Total Consumer, Cyclical		1,711,056
Technology - 12.9%
Microsoft Corp.	1,899	535,366
salesforce.com, Inc.*	1,899	515,047
Apple, Inc.	1,899	268,708
International Business Machines Corp.	1,899	263,828
Intel Corp.	1,899	101,179
Total Technology		1,684,128
Industrial - 11.6%
Boeing Co.*	1,899	417,666
Honeywell International, Inc.	1,899	403,120
Caterpillar, Inc.	1,899	364,551
3M Co.	1,899	333,122
Total Industrial		1,518,459
Communications - 4.1%
Walt Disney Co.*	1,899	321,254
Cisco Systems, Inc.	1,899	103,362
Verizon Communications, Inc.	1,899	102,565
Total Communications		527,181
Energy - 1.5%
Chevron Corp.	1,899	192,654
Basic Materials - 0.8%
Dow, Inc.	1,899	109,306
Total Common Stocks
(Cost $8,546,971)		9,761,600

MUTUAL FUNDS† - 10.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	83,164	829,147
Guggenheim Strategy Fund II1	22,740	568,268
Total Mutual Funds
(Cost $1,372,498)		1,397,415

	Face Amount
U.S. TREASURY BILLS†† - 10.5%
U.S. Treasury Bills
0.04% due 12/09/21[2,3]	$1,300,000	1,299,937
0.04% due 10/07/21[3,4]	73,000	73,000
Total U.S. Treasury Bills
(Cost $1,372,905)		1,372,937

REPURCHASE AGREEMENTS††,5 - 6.5%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[2]	473,574	473,574
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[2]	184,008	184,008
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[2]	184,008	184,008
Total Repurchase Agreements
(Cost $841,590)		841,590
Total Investments - 102.5%
(Cost $12,133,964)		$13,373,542
Other Assets & Liabilities, net - (2.5)%		(327,426)
Total Net Assets - 100.0%		$13,046,116

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	8	Dec 2021	$1,348,360	$(35,759)

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	Pay	0.59% (1 Month USD LIBOR + 0.50%)	At Maturity	11/04/21	133	$4,513,635	$(63,652)
Barclays Bank plc	Dow Jones Industrial Average Index	Pay	0.55% (U.S. Secured Overnight Financing Rate + 0.50%)	At Maturity	11/03/21	309	10,471,864	(227,003)
							$14,985,499	$(290,655)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,761,600	$—	$—	$9,761,600
Mutual Funds	1,397,415	—	—	1,397,415
U.S. Treasury Bills	—	1,372,937	—	1,372,937
Repurchase Agreements	—	841,590	—	841,590
Total Assets	$11,159,015	$2,214,527	$—	$13,373,542

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$35,759	$—	$—	$35,759
Equity Index Swap Agreements**	—	290,655	—	290,655
Total Liabilities	$35,759	$290,655	$—	$326,414

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,308,169	$354,495	$(3,100,000)	$43,108	$(37,504)	$568,268	22,740	$19,817
Guggenheim Ultra Short Duration Fund — Institutional Class	3,296,696	2,433,124	(4,900,000)	17,536	(18,209)	829,147	83,164	13,298
	$6,604,865	$2,787,619	$(8,000,000)	$60,644	$(55,713)	$1,397,415		$33,115

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.4%
Semiconductors - 89.5%
NVIDIA Corp.	5,381	$1,114,728
Intel Corp.	13,782	734,305
Broadcom, Inc.	1,446	701,209
Texas Instruments, Inc.	3,460	665,047
QUALCOMM, Inc.	4,524	583,506
Advanced Micro Devices, Inc.*	5,440	559,776
Applied Materials, Inc.	3,942	507,454
Analog Devices, Inc.	2,807	470,116
Micron Technology, Inc.	6,154	436,811
Lam Research Corp.	763	434,261
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,170	353,931
Marvell Technology, Inc.	5,755	347,084
KLA Corp.	1,019	340,866
NXP Semiconductor N.V.	1,618	316,918
Microchip Technology, Inc.	2,060	316,189
Xilinx, Inc.*	2,024	305,604
Skyworks Solutions, Inc.	1,524	251,125
Monolithic Power Systems, Inc.	484	234,585
ASML Holding N.V. — Class G	306	228,004
ON Semiconductor Corp.*	4,698	215,027
Qorvo, Inc.*	1,243	207,817
Entegris, Inc.	1,597	201,062
Teradyne, Inc.	1,837	200,545
Cree, Inc.*	1,820	146,929
STMicroelectronics N.V. — Class Y1	3,366	146,859
Lattice Semiconductor Corp.*	2,257	145,915
Brooks Automation, Inc.	1,421	145,439
MKS Instruments, Inc.	960	144,874
Synaptics, Inc.*	730	131,203
Silicon Laboratories, Inc.*	878	123,060
Ambarella, Inc.*	782	121,789
Power Integrations, Inc.	1,189	117,699
Semtech Corp.*	1,421	110,795
Cirrus Logic, Inc.*	1,284	105,737
CMC Materials, Inc.	750	92,422
Total Semiconductors		11,258,691
Energy-Alternate Sources - 7.7%
Enphase Energy, Inc.*	1,487	223,005
SolarEdge Technologies, Inc.*	704	186,715
First Solar, Inc.*	1,622	154,836
JinkoSolar Holding Company Ltd. ADR*,1	3,324	152,272
Canadian Solar, Inc.*	4,174	144,379
SunPower Corp. — Class A*	4,491	101,856
Total Energy-Alternate Sources		963,063
Chemicals - 1.2%
Daqo New Energy Corp. ADR*	2,764	157,548
Electrical Components & Equipment - 1.0%
Universal Display Corp.	762	130,271
Total Common Stocks
(Cost $4,272,056)		12,509,573

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$56,611	56,611
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	21,996	21,996
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	21,996	21,996
Total Repurchase Agreements
(Cost $100,603)		100,603

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	164,406	164,406
Total Securities Lending Collateral
(Cost $164,406)		164,406
Total Investments - 101.5%
(Cost $4,537,065)		$12,774,582
Other Assets & Liabilities, net - (1.5)%		(193,702)
Total Net Assets - 100.0%		$12,580,880

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,509,573	$—	$—	$12,509,573
Repurchase Agreements	—	100,603	—	100,603
Securities Lending Collateral	164,406	—	—	164,406
Total Assets	$12,673,979	$100,603	$—	$12,774,582

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.2%
Oil & Gas - 64.5%
Exxon Mobil Corp.	18,867	$1,109,757
Chevron Corp.	9,277	941,152
ConocoPhillips	10,264	695,591
EOG Resources, Inc.	6,118	491,092
Marathon Petroleum Corp.	7,105	439,160
Pioneer Natural Resources Co.	2,607	434,092
Phillips 66	5,554	388,947
Valero Energy Corp.	5,409	381,713
Occidental Petroleum Corp.	12,726	376,435
Devon Energy Corp.	10,305	365,931
Hess Corp.	4,480	349,933
Diamondback Energy, Inc.	3,190	301,997
Petroleo Brasileiro S.A. ADR	28,833	298,133
Continental Resources, Inc.	6,270	289,360
BP plc ADR	8,984	245,533
Cabot Oil & Gas Corp. — Class A	10,066	219,036
Cimarex Energy Co.	2,454	213,989
Ovintiv, Inc.	6,508	213,983
Royal Dutch Shell plc — Class A ADR	4,648	207,161
Texas Pacific Land Corp.	168	203,172
APA Corp.	9,322	199,770
Equities Corp.*	9,686	198,176
Range Resources Corp.*	8,159	184,638
HollyFrontier Corp.	4,934	163,463
Chesapeake Energy Corp.	2,654	163,460
Suncor Energy, Inc.	7,467	154,866
Matador Resources Co.	4,046	153,910
PDC Energy, Inc.	3,127	148,188
Murphy Oil Corp.	5,874	146,674
Magnolia Oil & Gas Corp. — Class A	8,164	145,238
Canadian Natural Resources Ltd.	3,657	133,627
SM Energy Co.	5,055	133,351
Denbury, Inc.*	1,771	124,413
Helmerich & Payne, Inc.	4,348	119,179
CNX Resources Corp.*	9,312	117,517
Callon Petroleum Co.*,1	2,328	114,258
PBF Energy, Inc. — Class A*	7,521	97,547
Equinor ASA ADR[1]	3,715	94,732
Delek US Holdings, Inc.*	4,548	81,728
Total Oil & Gas		10,840,902
Pipelines - 13.3%
Kinder Morgan, Inc.	25,456	425,879
Williams Companies, Inc.	14,832	384,742
ONEOK, Inc.	6,098	353,623
Cheniere Energy, Inc.	3,473	339,208
Targa Resources Corp.	4,790	235,716
Enbridge, Inc.	3,974	158,165
DT Midstream, Inc.	2,969	137,287
TC Energy Corp.	2,626	126,284
Pembina Pipeline Corp.	2,406	76,246
Total Pipelines		2,237,150
Energy-Alternate Sources - 9.4%
Enphase Energy, Inc.*	1,925	288,692
Plug Power, Inc.*	10,396	265,514
SolarEdge Technologies, Inc.*	803	212,972
Sunrun, Inc.*	4,655	204,820
First Solar, Inc.*	2,123	202,661
SunPower Corp. — Class A*,1	6,098	138,303
Renewable Energy Group, Inc.*	2,098	105,320
Green Plains, Inc.*	2,553	83,355
TPI Composites, Inc.*	2,163	73,001
Total Energy-Alternate Sources		1,574,638
Oil & Gas Services - 8.3%
Schlumberger N.V.	15,051	446,112
Baker Hughes Co.	14,252	352,452
Halliburton Co.	14,313	309,447
NOV, Inc.*	11,678	153,098
ChampionX Corp.*	6,478	144,848
Total Oil & Gas Services		1,405,957
Retail - 1.4%
Murphy USA, Inc.	831	138,993
World Fuel Services Corp.	2,910	97,834
Total Retail		236,827
Electrical Components & Equipment - 0.7%
EnerSys	1,558	115,977
Mining - 0.6%
Cameco Corp.	4,722	102,609
Coal - 0.5%
Peabody Energy Corp.*	6,021	89,051
Metal Fabricate & Hardware - 0.5%
Tenaris S.A. ADR	4,170	88,029
Total Common Stocks
(Cost $10,529,205)		16,691,140

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$62,472	62,472
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	24,274	24,274
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	24,274	24,274
Total Repurchase Agreements
(Cost $111,020)		111,020

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	178,863	178,863
Total Securities Lending Collateral
(Cost $178,863)		178,863
Total Investments - 101.0%
(Cost $10,819,088)		$16,981,023
Other Assets & Liabilities, net - (1.0)%		(166,658)
Total Net Assets - 100.0%		$16,814,365

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,691,140	$—	$—	$16,691,140
Repurchase Agreements	—	111,020	—	111,020
Securities Lending Collateral	178,863	—	—	178,863
Total Assets	$16,870,003	$111,020	$—	$16,981,023

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 75.0%
Schlumberger N.V.	44,840	$1,329,058
Baker Hughes Co.	42,440	1,049,541
Halliburton Co.	42,669	922,504
NOV, Inc.*	34,758	455,677
ChampionX Corp.*	19,255	430,542
Liberty Oilfield Services, Inc. — Class A*	26,497	321,409
TechnipFMC plc*	37,173	279,913
Oceaneering International, Inc.*	18,193	242,331
Archrock, Inc.	29,026	239,464
Core Laboratories N.V.	8,320	230,880
National Energy Services Reunited Corp.*	17,754	222,280
ProPetro Holding Corp.*	24,323	210,394
Dril-Quip, Inc.*	7,816	196,807
Bristow Group, Inc.*	5,932	188,815
DMC Global, Inc.*	4,415	162,958
US Silica Holdings, Inc.*	19,823	158,386
Tidewater, Inc.*	12,435	149,966
Oil States International, Inc.*	21,475	137,225
Solaris Oilfield Infrastructure, Inc. — Class A	16,048	133,840
Matrix Service Co.*	10,423	109,025
Total Oil & Gas Services		7,171,015
Oil & Gas - 8.8%
Helmerich & Payne, Inc.	12,978	355,727
Patterson-UTI Energy, Inc.	31,766	285,894
Nabors Industries Ltd.*	2,038	196,626
Total Oil & Gas		838,247
Energy-Alternate Sources - 6.5%
SolarEdge Technologies, Inc.*	1,179	312,694
Sunrun, Inc.*	6,913	304,172
Total Energy-Alternate Sources		616,866
Machinery-Diversified - 3.7%
Cactus, Inc. — Class A	9,541	359,887
Metal Fabricate & Hardware - 2.8%
Tenaris S.A. ADR	12,573	265,416
Retail - 2.7%
Aspen Aerogels, Inc.*	5,653	260,094
Total Common Stocks
(Cost $7,070,012)		9,511,525

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$35,909	35,909
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	13,953	13,953
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	13,952	13,952
Total Repurchase Agreements
(Cost $63,814)		63,814
Total Investments - 100.2%
(Cost $7,133,826)		$9,575,339
Other Assets & Liabilities, net - (0.2)%		(18,449)
Total Net Assets - 100.0%		$9,556,890

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,511,525	$—	$—	$9,511,525
Repurchase Agreements	—	63,814	—	63,814
Total Assets	$9,511,525	$63,814	$—	$9,575,339

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 22.0%
Consumer, Non-cyclical - 9.0%
Nestle S.A. ADR	246	$29,470
Roche Holding AG ADR	490	22,280
Novartis AG ADR	212	17,337
AstraZeneca plc ADR	271	16,276
Novo Nordisk A/S ADR	144	13,825
Unilever plc ADR	229	12,417
Diageo plc ADR	51	9,843
Sanofi ADR	199	9,594
L'Oreal S.A. ADR	106	8,785
GlaxoSmithKline plc ADR	217	8,292
Adyen N.V. ADR*	246	6,898
British American Tobacco plc ADR	184	6,491
Reckitt Benckiser Group plc ADR	321	5,072
RELX plc ADR	172	4,964
Bayer AG ADR	343	4,665
Anheuser-Busch InBev S.A. ADR[1]	74	4,172
Total Consumer, Non-cyclical		180,381
Financial - 2.7%
HSBC Holdings plc ADR	362	9,466
Allianz SE ADR	360	8,086
BNP Paribas S.A. ADR[1]	201	6,444
Banco Santander S.A. ADR*	1,511	5,470
Zurich Insurance Group AG ADR	131	5,379
AXA S.A. ADR	180	5,033
UBS Group AG	303	4,830
Intesa Sanpaolo SpA ADR	265	4,537
Prudential plc ADR[1]	114	4,466
Total Financial		53,711
Industrial - 2.1%
Siemens AG ADR	131	10,760
Schneider Electric SE ADR	249	8,273
Airbus SE ADR*	204	6,812
Vinci S.A. ADR	209	5,436
Deutsche Post AG ADR	86	5,426
ABB Ltd. ADR	147	4,904
Total Industrial		41,611
Technology - 2.0%
ASML Holding N.V. — Class G	37	27,569
SAP SE ADR	95	12,829
Total Technology		40,398
Basic Materials - 1.8%
Linde plc	45	13,202
Air Liquide S.A. ADR	207	6,655
Rio Tinto plc ADR[1]	92	6,147
BASF SE ADR	321	6,112
BHP Group plc ADR	92	4,664
Total Basic Materials		36,780
Consumer, Cyclical - 1.7%
LVMH Moet Hennessy Louis Vuitton SE ADR	115	16,477
Daimler AG ADR	293	6,660
adidas AG ADR	33	5,218
Kering S.A. ADR	64	4,566
Total Consumer, Cyclical		32,921
Energy - 1.4%
TotalEnergies SE ADR	230	11,024
BP plc ADR	293	8,008
Royal Dutch Shell plc — Class A ADR	179	7,978
Total Energy		27,010
Communications - 0.8%
Prosus N.V. ADR	389	6,239
Deutsche Telekom AG ADR	282	5,682
Vodafone Group plc ADR	248	3,832
Total Communications		15,753
Utilities - 0.5%
Enel SpA ADR	681	5,203
Iberdrola S.A. ADR	126	5,070
Total Utilities		10,273
Total Common Stocks
(Cost $370,483)		438,838

MUTUAL FUNDS† - 51.8%
Guggenheim Strategy Fund II2	22,645	565,897
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	46,849	467,080
Total Mutual Funds
(Cost $1,028,234)		1,032,977

	Face Amount
U.S. TREASURY BILLS†† - 16.4%
U.S. Treasury Bills
0.04% due 10/07/21[3,4]	$326,000	325,998
Total U.S. Treasury Bills
(Cost $325,998)		325,998

REPURCHASE AGREEMENTS††,5 - 15.9%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	178,525	178,525
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	69,366	69,366
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	69,366	69,366
Total Repurchase Agreements
(Cost $317,257)		317,257

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[7]	16,163	16,163
Total Securities Lending Collateral
(Cost $16,163)		16,163
Total Investments - 106.9%
(Cost $2,058,135)		$2,131,233
Other Assets & Liabilities, net - (6.9)%		(136,676)
Total Net Assets - 100.0%		$1,994,557

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	49	Dec 2021	$1,972,034	$(39,027)

Currency Futures Contracts Purchased†
Euro FX Futures Contracts	14	Dec 2021	2,029,825	(44,400)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of September 30, 2021.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$438,838	$—	$—	$438,838
Mutual Funds	1,032,977	—	—	1,032,977
U.S. Treasury Bills	—	325,998	—	325,998
Repurchase Agreements	—	317,257	—	317,257
Securities Lending Collateral	16,163	—	—	16,163
Total Assets	$1,487,978	$643,255	$—	$2,131,233

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$44,400	$—	$—	$44,400
Equity Futures Contracts**	39,027	—	—	39,027
Total Liabilities	$83,427	$—	$—	$83,427

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$429,079	$686,390	$(550,000)	$(10)	$438	$565,897	22,645	$6,432
Guggenheim Ultra Short Duration Fund — Institutional Class	543,073	574,353	(650,000)	(3)	(343)	467,080	46,849	4,381
	$972,152	$1,260,743	$(1,200,000)	$(13)	$95	$1,032,977		$10,813

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
REITS - 27.9%
American Tower Corp. — Class A	911	$241,789
Prologis, Inc.	1,744	218,750
Crown Castle International Corp.	1,112	192,732
Equinix, Inc.	241	190,421
Public Storage	548	162,811
Simon Property Group, Inc.	1,146	148,946
Digital Realty Trust, Inc.	1,015	146,617
SBA Communications Corp.	407	134,542
Welltower, Inc.	1,611	132,746
AvalonBay Communities, Inc.	582	128,994
Equity Residential	1,571	127,125
Alexandria Real Estate Equities, Inc.	642	122,667
Weyerhaeuser Co.	3,357	119,408
Realty Income Corp.	1,744	113,116
Mid-America Apartment Communities, Inc.	570	106,447
Invitation Homes, Inc.	2,771	106,212
Extra Space Storage, Inc.	628	105,498
Ventas, Inc.	1,873	103,408
Sun Communities, Inc.	558	103,286
Essex Property Trust, Inc.	319	101,997
VICI Properties, Inc.	3,533	100,373
Duke Realty Corp.	2,006	96,027
Healthpeak Properties, Inc.	2,864	95,887
Boston Properties, Inc.	866	93,831
UDR, Inc.	1,725	91,391
Camden Property Trust	602	88,777
Equity LifeStyle Properties, Inc.	1,089	85,051
WP Carey, Inc.	1,156	84,434
Kimco Realty Corp.	3,831	79,493
American Homes 4 Rent — Class A	2,076	79,137
Host Hotels & Resorts, Inc.*	4,837	78,988
Medical Properties Trust, Inc.	3,932	78,915
Lamar Advertising Co. — Class A	695	78,848
Regency Centers Corp.	1,146	77,160
Gaming and Leisure Properties, Inc.	1,613	74,714
VEREIT, Inc.	1,597	72,232
CyrusOne, Inc.	933	72,224
CubeSmart	1,440	69,768
Federal Realty Investment Trust	586	69,142
Life Storage, Inc.	596	68,385
AGNC Investment Corp.	4,181	65,934
Vornado Realty Trust	1,561	65,578
STORE Capital Corp.	2,041	65,373
Kilroy Realty Corp.	972	64,356
Rexford Industrial Realty, Inc.	1,106	62,766
National Retail Properties, Inc.	1,434	61,934
American Campus Communities, Inc.	1,223	59,254
Omega Healthcare Investors, Inc.	1,976	59,201
First Industrial Realty Trust, Inc.	1,134	59,059
CoreSite Realty Corp.	418	57,910
Americold Realty Trust	1,990	57,810
Healthcare Trust of America, Inc. — Class A	1,942	57,600
EastGroup Properties, Inc.	344	57,321
Brixmor Property Group, Inc.	2,588	57,221
Douglas Emmett, Inc.	1,690	53,421
SL Green Realty Corp.	725	51,359
Agree Realty Corp.	721	47,752
Healthcare Realty Trust, Inc.	1,581	47,082
Hudson Pacific Properties, Inc.	1,752	46,025
Total REITS		5,539,245
Banks - 25.9%
JPMorgan Chase & Co.	3,186	521,516
Bank of America Corp.	10,519	446,532
Wells Fargo & Co.	6,932	321,714
Morgan Stanley	3,112	302,829
Citigroup, Inc.	3,930	275,807
Goldman Sachs Group, Inc.	697	263,487
U.S. Bancorp	3,750	222,900
PNC Financial Services Group, Inc.	1,095	214,226
Truist Financial Corp.	3,595	210,847
Bank of New York Mellon Corp.	3,003	155,676
SVB Financial Group*	225	145,548
First Republic Bank	691	133,280
Fifth Third Bancorp	3,015	127,957
State Street Corp.	1,500	127,080
Huntington Bancshares, Inc.	7,277	112,502
Northern Trust Corp.	1,013	109,212
Regions Financial Corp.	5,055	107,722
Citizens Financial Group, Inc.	2,276	106,926
KeyCorp	4,936	106,716
M&T Bank Corp.	711	106,181
Toronto-Dominion Bank	1,559	103,128
HDFC Bank Ltd. ADR	1,351	98,745
Royal Bank of Canada	982	97,689
Bank of Nova Scotia	1,573	96,787
ICICI Bank Ltd. ADR	5,082	95,897
HSBC Holdings plc ADR	3,559	93,068
Signature Bank	340	92,575
Western Alliance Bancorporation	749	81,506
East West Bancorp, Inc.	1,021	79,168
Zions Bancorp North America	1,225	75,815
First Horizon Corp.	4,372	71,220
Silvergate Capital Corp. — Class A*	344	39,732
Total Banks		5,143,988
Insurance - 21.5%
Berkshire Hathaway, Inc. — Class B*	2,098	572,628
Willis Towers Watson plc	868	201,775
Marsh & McLennan Companies, Inc.	1,316	199,282
Aon plc — Class A	646	184,607
MetLife, Inc.	2,713	167,474
Progressive Corp.	1,845	166,770
Chubb Ltd.	949	164,633
American International Group, Inc.	2,906	159,510
Prudential Financial, Inc.	1,416	148,963
Travelers Companies, Inc.	927	140,913
Allstate Corp.	1,097	139,659
Aflac, Inc.	2,568	133,870

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Insurance - 21.5% (continued)
Arthur J Gallagher & Co.	864	$128,434
Hartford Financial Services Group, Inc.	1,634	114,789
Everest Re Group Ltd.	414	103,823
Athene Holding Ltd. — Class A*	1,438	99,035
Arch Capital Group Ltd.*	2,580	98,504
Cincinnati Financial Corp.	858	98,001
Principal Financial Group, Inc.	1,484	95,570
RenaissanceRe Holdings Ltd.	685	95,489
Brown & Brown, Inc.	1,632	90,494
Markel Corp.*	74	88,440
Loews Corp.	1,603	86,450
Lincoln National Corp.	1,227	84,356
Fidelity National Financial, Inc.	1,818	82,428
Equitable Holdings, Inc.	2,747	81,421
American Financial Group, Inc.	586	73,736
Assurant, Inc.	436	68,779
Globe Life, Inc.	771	68,642
Reinsurance Group of America, Inc. — Class A	566	62,973
First American Financial Corp.	929	62,289
Voya Financial, Inc.	984	60,408
MGIC Investment Corp.	3,466	51,851
Unum Group	2,066	51,774
Lemonade, Inc.*,1	687	46,036
Total Insurance		4,273,806
Diversified Financial Services - 16.9%
Charles Schwab Corp.	3,794	276,355
American Express Co.	1,613	270,226
BlackRock, Inc. — Class A	298	249,921
Capital One Financial Corp.	1,219	197,441
CME Group, Inc. — Class A	1,011	195,507
Intercontinental Exchange, Inc.	1,597	183,368
T. Rowe Price Group, Inc.	755	148,509
Discover Financial Services	1,130	138,821
Nasdaq, Inc.	678	130,868
Rocket Companies, Inc. — Class A	8,028	128,769
Synchrony Financial	2,483	121,369
Apollo Global Management, Inc.	1,936	119,238
Upstart Holdings, Inc.*	367	116,133
Futu Holdings Ltd. ADR*,1	1,271	115,686
Ameriprise Financial, Inc.	385	101,686
Tradeweb Markets, Inc. — Class A	1,211	97,825
Ally Financial, Inc.	1,909	97,454
Franklin Resources, Inc.	2,910	86,485
LPL Financial Holdings, Inc.	545	85,434
Cboe Global Markets, Inc.	681	84,349
Invesco Ltd.	3,160	76,188
Jefferies Financial Group, Inc.	1,909	70,881
Credit Acceptance Corp.*,1	115	67,310
OneMain Holdings, Inc.	1,130	62,523
SLM Corp.	3,007	52,923
Evercore, Inc. — Class A	390	52,131
LendingTree, Inc.*	209	29,224
Total Diversified Financial Services		3,356,624
Private Equity - 3.1%
Blackstone, Inc. — Class A	2,211	257,227
KKR & Company, Inc. — Class A	2,660	161,941
Brookfield Asset Management, Inc. — Class A	1,853	99,154
Carlyle Group, Inc.	1,946	92,007
Total Private Equity		610,329
Commercial Services - 2.5%
S&P Global, Inc.	534	226,891
Moody's Corp.	506	179,686
MarketAxess Holdings, Inc.	221	92,972
Total Commercial Services		499,549
Software - 0.8%
MSCI, Inc. — Class A	253	153,910
Media - 0.5%
FactSet Research Systems, Inc.	233	91,984
Savings & Loans - 0.4%
People's United Financial, Inc.	3,780	66,037
Total Common Stocks
(Cost $13,255,649)		19,735,472

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$127,345	127,345
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	49,480	49,480
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	49,480	49,480
Total Repurchase Agreements
(Cost $226,305)		226,305

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	139,285	139,285
Total Securities Lending Collateral
(Cost $139,285)		139,285
Total Investments - 101.3%
(Cost $13,621,239)		$20,101,062
Other Assets & Liabilities, net - (1.3)%		(249,515)
Total Net Assets - 100.0%		$19,851,547

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

ADR — American Depositary Receipt
CME — Chicago Mercantile Exchange
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,735,472	$—	$—	$19,735,472
Repurchase Agreements	—	226,305	—	226,305
Securities Lending Collateral	139,285	—	—	139,285
Total Assets	$19,874,757	$226,305	$—	$20,101,062

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
MUTUAL FUNDS† - 63.0%
Guggenheim Variable Insurance Strategy Fund III[1]	173,933	$4,358,758
Guggenheim Strategy Fund III[1]	88,722	2,230,480
Guggenheim Strategy Fund II1	4,534	113,302
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,257	72,352
Total Mutual Funds
(Cost $6,712,519)		6,774,892

	Face Amount
U.S. TREASURY BILLS†† - 12.6%
U.S. Treasury Bills
0.04% due 10/07/21[2,3]	$1,358,000	1,357,993
Total U.S. Treasury Bills
(Cost $1,357,991)		1,357,993

REPURCHASE AGREEMENTS††,4 - 21.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	1,307,472	1,307,472
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	508,020	508,020
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	508,020	508,020
Total Repurchase Agreements
(Cost $2,323,512)		2,323,512
Total Investments - 97.2%
(Cost $10,394,022)		$10,456,397
Other Assets & Liabilities, net - 2.8%		302,959
Total Net Assets - 100.0%		$10,759,356

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Natural Gas Futures Contracts	4	Oct 2021	$233,040	$69,150
Natural Gas Futures Contracts	15	Dec 2021	905,700	60,782
Cotton #2 Futures Contracts	24	May 2022	1,234,200	34,963
Gasoline RBOB Futures Contracts	13	Nov 2021	1,174,774	25,620
Low Sulphur Gas Oil Futures Contracts	4	Nov 2021	268,800	24,743
Gasoline RBOB Futures Contracts	2	Oct 2021	183,859	15,308
NY Harbor ULSD Futures Contracts	3	Oct 2021	294,487	15,041
Brent Crude Futures Contracts	3	Oct 2021	234,870	10,525
LME Primary Aluminum Futures Contracts	4	Nov 2021	285,675	6,478
Oat Futures Contracts	1	Dec 2021	29,100	4,312
Coffee 'C' Futures Contracts	1	Dec 2021	72,881	2,753
Soybean Oil Futures Contracts	3	Dec 2021	105,660	1,557
Black Sea Wheat Financially Settled (Platts) Futures Contracts	3	Oct 2021	46,463	1,155
Dry Whey Futures Contracts	1	Nov 2021	23,980	951
Hard Red Winter Wheat Futures Contracts	2	Dec 2021	73,150	932
Cocoa Futures Contracts	1	Dec 2021	26,390	847
WTI Crude Futures Contracts	3	Oct 2021	224,820	322
CME Nonfat Dry Milk Futures Contracts	1	Nov 2021	58,960	217
Wheat Futures Contracts	1	Dec 2021	36,288	118
Black Sea Wheat Financially Settled (Platts) Futures Contracts	1	Nov 2021	15,763	110
Canadian Canola (WCE) Futures Contracts	2	Nov 2021	28,222	(3)
CME Cash-Settled Butter Futures Contracts	1	Nov 2021	35,600	(23)
Lean Hogs Futures Contracts	1	Dec 2021	34,090	(113)
CBOT Rough Rice Futures Contracts	2	Nov 2021	54,860	(545)
FCOJ-A Futures Contracts	1	Nov 2021	19,875	(716)
Sugar #11 Futures Contracts	59	Jun 2022	1,254,859	(2,976)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
LME Zinc Futures Contracts	2	Nov 2021	$149,587	$(3,231)
LME Lead Futures Contracts	1	Nov 2021	52,512	(4,537)
Copper Futures Contracts	1	Dec 2021	102,625	(6,078)
Soybean Futures Contracts	2	Nov 2021	125,700	(6,281)
LME Nickel Futures Contracts	1	Nov 2021	107,643	(10,663)
Live Cattle Futures Contracts	12	Dec 2021	604,200	(12,670)
			$8,098,633	$228,048

Currency Futures Contracts Purchased†
Canadian Dollar Futures Contracts	2	Dec 2021	$157,860	$428
British Pound Futures Contracts	1	Dec 2021	84,200	(1,494)
New Zealand Dollar Futures Contracts	2	Dec 2021	137,960	(2,507)
Mexican Peso Futures Contracts	34	Dec 2021	814,810	(26,104)
			$1,194,830	$(29,677)

Interest Rate Futures Contracts Purchased†
U.S. Treasury Long Bond Futures Contracts	1	Dec 2021	$159,531	$188
Euro - Bund Futures Contracts	3	Dec 2021	590,790	57
Australian Government 10 Year Bond Futures Contracts	5	Dec 2021	511,456	(792)
U.S. Treasury Ultra Long Bond Futures Contracts	1	Dec 2021	191,594	(2,958)
Australian Government 3 Year Bond Futures Contracts	68	Dec 2021	5,721,712	(8,392)
Euro - OATS Futures Contracts	16	Dec 2021	3,076,923	(18,442)
			$10,252,006	$(30,339)

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	17	Oct 2021	$390,150	$42,621
FTSE 100 Index Futures Contracts	3	Dec 2021	284,646	7,034
Tokyo Stock Price Index Futures Contracts	3	Dec 2021	543,840	2,288
Russell 2000 Index Mini Futures Contracts	1	Dec 2021	110,020	1,238
IBEX 35 Index Futures Contracts††	2	Oct 2021	202,964	1,077
Euro STOXX 50 Index Futures Contracts	7	Dec 2021	325,956	(1,159)
FTSE Taiwan Index Futures Contracts	5	Oct 2021	293,400	(5,279)
DAX Index Futures Contracts	1	Dec 2021	440,338	(6,798)
MSCI EAFE Index Futures Contracts	2	Dec 2021	226,630	(7,132)
S&P MidCap 400 Index Mini Futures Contracts	1	Dec 2021	263,340	(7,212)
Dow Jones Industrial Average Index Mini Futures Contracts	2	Dec 2021	337,090	(10,463)
CAC 40 10 Euro Index Futures Contracts	5	Oct 2021	376,709	(10,692)
Nikkei 225 (OSE) Index Futures Contracts	2	Dec 2021	527,082	(12,152)
SPI 200 Index Futures Contracts	4	Dec 2021	518,358	(13,624)
S&P 500 Index Mini Futures Contracts	3	Dec 2021	644,550	(19,905)
Amsterdam Index Futures Contracts	4	Oct 2021	711,399	(21,457)
S&P/TSX 60 IX Index Futures Contracts	4	Dec 2021	755,527	(23,795)
NASDAQ-100 Index Mini Futures Contracts	2	Dec 2021	587,070	(34,972)
			$7,539,069	$(120,382)

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	37	Dec 2021	$4,971,875	$103,660
Australian Dollar Futures Contracts	29	Dec 2021	2,096,410	59,418
Euro FX Futures Contracts	18	Dec 2021	2,609,775	45,519
Japanese Yen Futures Contracts	5	Dec 2021	561,844	(1,724)
			$10,239,904	$206,873

Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts	23	Dec 2021	$2,604,935	$17,921
Long Gilt Futures Contracts††	13	Dec 2021	2,197,324	12,363

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Sold Short† (continued)
Euro - Schatz Futures Contracts	30	Dec 2021	$3,899,618	$(143)
U.S. Treasury 5 Year Note Futures Contracts	19	Dec 2021	2,333,141	(336)
Euro - Bobl Futures Contracts	10	Dec 2021	1,563,948	(681)
U.S. Treasury 2 Year Note Futures Contracts	65	Dec 2021	14,304,570	(4,837)
			$26,903,536	$24,287

Equity Futures Contracts Sold Short†
FTSE/JSE TOP 40 Index Futures Contracts††	2	Dec 2021	$77,124	$710
CBOE Volatility Index Futures Contracts	13	Mar 2022	334,100	631
CBOE Volatility Index Futures Contracts	21	Feb 2022	530,250	(6,384)
CBOE Volatility Index Futures Contracts	13	Jan 2022	323,050	(9,779)
			$1,264,524	$(14,822)

Commodity Futures Contracts Sold Short†
Live Cattle Futures Contracts	25	Apr 2022	$1,340,500	$21,873
Silver Futures Contracts	2	Dec 2021	221,450	10,969
Soybean Meal Futures Contracts	7	Dec 2021	230,160	9,019
Cattle Feeder Futures Contracts	3	Jan 2022	232,275	3,319
Gold 100 oz. Futures Contracts	1	Dec 2021	175,650	527
Sugar #11 Futures Contracts	3	Apr 2022	66,125	189
Corn Futures Contracts	1	Dec 2021	26,875	(1,203)
Platinum Futures Contracts	2	Jan 2022	96,320	(3,058)
Sugar #11 Futures Contracts	31	Feb 2022	703,080	(13,269)
Cotton #2 Futures Contracts	12	Dec 2021	634,140	(22,538)
Gasoline RBOB Futures Contracts	13	Dec 2021	1,165,601	(27,619)
Natural Gas Futures Contracts	15	Nov 2021	894,000	(50,905)
			$5,786,176	$(72,696)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$6,774,892	$—	$—	$6,774,892
U.S. Treasury Bills	—	1,357,993	—	1,357,993
Repurchase Agreements	—	2,323,512	—	2,323,512
Commodity Futures Contracts**	321,780	—	—	321,780
Currency Futures Contracts**	209,025	—	—	209,025
Equity Futures Contracts**	53,812	1,787	—	55,599
Interest Rate Futures Contracts**	18,166	12,363	—	30,529
Total Assets	$7,377,675	$3,695,655	$—	$11,073,330

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$190,803	$—	$—	$190,803
Commodity Futures Contracts**	166,428	—	—	166,428
Interest Rate Futures Contracts**	36,581	—	—	36,581
Currency Futures Contracts**	31,829	—	—	31,829
Total Liabilities	$425,641	$—	$—	$425,641

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$112,043	$1,124	$–	$–	$135	$113,302	4,534	$1,135
Guggenheim Strategy Fund III	2,399,952	26,644	(200,000)	1,034	2,850	2,230,480	88,722	26,918
Guggenheim Ultra Short Duration Fund — Institutional Class	71,938	487	–	–	(73)	72,352	7,257	491
Guggenheim Variable Insurance Strategy Fund III	4,305,677	49,663	–	–	3,418	4,358,758	173,933	50,124
	$6,889,610	$77,918	$(200,000)	$1,034	$6,330	$6,774,892		$78,668

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
MUTUAL FUNDS† - 29.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	170,590	$1,700,783
Guggenheim Strategy Fund II1	47,207	1,179,707
Total Mutual Funds
(Cost $2,852,899)		2,880,490

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 47.6%
U.S. Treasury Bonds
2.00% due 08/15/51	$4,800,000	4,717,500
Total U.S. Government Securities
(Cost $4,886,053)		4,717,500

FEDERAL AGENCY DISCOUNT NOTES†† - 10.1%
Federal Farm Credit Bank
0.00% due 10/01/21[2]	1,000,000	1,000,000
Total Federal Agency Discount Notes
(Cost $1,000,000)		1,000,000

U.S. TREASURY BILLS†† - 2.4%
U.S. Treasury Bills
0.04% due 10/07/21[2,3]	242,000	241,999
Total U.S. Treasury Bills
(Cost $241,998)		241,999

FEDERAL AGENCY NOTES†† - 2.0%
Federal Farm Credit Bank
0.13% due 11/02/21	200,000	200,013
Total Federal Agency Notes
(Cost $200,015)		200,013

REPURCHASE AGREEMENTS††,4 - 19.3%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	1,074,972	1,074,972
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	417,681	417,681
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	417,681	417,681
Total Repurchase Agreements
(Cost $1,910,334)		1,910,334
Total Investments - 110.5%
(Cost $11,091,299)		$10,950,336
Other Assets & Liabilities, net - (10.5)%		(1,038,038)
Total Net Assets - 100.0%		$9,912,298

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	45	Dec 2021	$8,621,719	$(165,171)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,880,490	$—	$—	$2,880,490
U.S. Government Securities	—	4,717,500	—	4,717,500
Federal Agency Discount Notes	—	1,000,000	—	1,000,000
U.S. Treasury Bills	—	241,999	—	241,999
Federal Agency Notes	—	200,013	—	200,013
Repurchase Agreements	—	1,910,334	—	1,910,334
Total Assets	$2,880,490	$8,069,846	$—	$10,950,336

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$165,171	$—	$—	$165,171

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,416,232	$2,711,394	$(2,950,000)	$14,045	$(11,964)	$1,179,707	47,207	$11,532
Guggenheim Ultra Short Duration Fund — Institutional Class	1,643,816	4,056,861	(4,000,000)	18,406	(18,300)	1,700,783	170,590	6,953
	$3,060,048	$6,768,255	$(6,950,000)	$32,451	$(30,264)	$2,880,490		$18,485

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.4%
Healthcare-Products - 30.7%
Thermo Fisher Scientific, Inc.	847	$483,917
Danaher Corp.	1,492	454,224
Abbott Laboratories	3,752	443,224
Medtronic plc	3,040	381,064
Intuitive Surgical, Inc.*	342	339,999
Stryker Corp.	1,174	309,607
Edwards Lifesciences Corp.*	2,287	258,911
Boston Scientific Corp.*	5,634	244,459
IDEXX Laboratories, Inc.*	362	225,128
Align Technology, Inc.*	327	217,596
Baxter International, Inc.	2,461	197,938
ResMed, Inc.	719	189,492
Zimmer Biomet Holdings, Inc.	1,189	174,022
West Pharmaceutical Services, Inc.	403	171,090
Avantor, Inc.*	3,763	153,907
STERIS plc	682	139,319
Insulet Corp.*	480	136,430
Novocure Ltd.*	1,172	136,151
PerkinElmer, Inc.	784	135,859
Hologic, Inc.*	1,819	134,260
Bio-Techne Corp.	274	132,772
Repligen Corp.*	433	125,133
10X Genomics, Inc. — Class A*	836	121,705
Masimo Corp.*	449	121,549
QIAGEN N.V.*	2,281	117,882
ABIOMED, Inc.*	359	116,862
Dentsply Sirona, Inc.	1,862	108,089
Henry Schein, Inc.*	1,331	101,369
Hill-Rom Holdings, Inc.	662	99,300
Natera, Inc.*	882	98,290
Penumbra, Inc.*	357	95,141
Tandem Diabetes Care, Inc.*	710	84,760
Quidel Corp.*	551	77,774
Nevro Corp.*	529	61,565
Haemonetics Corp.*	867	61,202
iRhythm Technologies, Inc.*	684	40,055
Total Healthcare-Products		6,490,045
Pharmaceuticals - 29.7%
Johnson & Johnson	4,007	647,131
Pfizer, Inc.	11,329	487,260
Eli Lilly & Co.	2,054	474,577
Merck & Company, Inc.	5,967	448,181
AbbVie, Inc.	4,059	437,844
Bristol-Myers Squibb Co.	6,100	360,937
CVS Health Corp.	3,970	336,894
Zoetis, Inc.	1,531	297,228
Cigna Corp.	1,300	260,208
Becton Dickinson and Co.	1,050	258,111
AstraZeneca plc ADR	3,813	229,009
Dexcom, Inc.*	410	224,213
McKesson Corp.	865	172,464
Jazz Pharmaceuticals plc*	1,215	158,205
AmerisourceBergen Corp. — Class A	1,292	154,329
GlaxoSmithKline plc ADR	3,769	144,014
Perrigo Company plc	3,037	143,741
Teva Pharmaceutical Industries Ltd. ADR*	14,653	142,720
Novartis AG ADR	1,679	137,309
Viatris, Inc.	9,418	127,614
Elanco Animal Health, Inc.*	3,813	121,597
Cardinal Health, Inc.	2,322	114,846
Bausch Health Companies, Inc.*	3,656	101,820
Neurocrine Biosciences, Inc.*	1,006	96,485
Intellia Therapeutics, Inc.*	695	93,234
Sarepta Therapeutics, Inc.*	969	89,613
Total Pharmaceuticals		6,259,584
Biotechnology - 19.0%
Moderna, Inc.*	954	367,156
Amgen, Inc.	1,629	346,407
Gilead Sciences, Inc.	4,216	294,488
Regeneron Pharmaceuticals, Inc.*	407	246,308
Illumina, Inc.*	592	240,121
Vertex Pharmaceuticals, Inc.*	1,189	215,673
Biogen, Inc.*	704	199,225
Seagen, Inc.*	1,102	187,120
Horizon Therapeutics plc*	1,455	159,381
BioNTech SE ADR*	558	152,328
Alnylam Pharmaceuticals, Inc.*	791	149,349
Royalty Pharma plc — Class A	3,952	142,825
CRISPR Therapeutics AG*	1,174	131,406
Exact Sciences Corp.*	1,313	125,326
BioMarin Pharmaceutical, Inc.*	1,549	119,722
Incyte Corp.*	1,723	118,508
Novavax, Inc.*	564	116,923
Guardant Health, Inc.*	904	113,009
Mirati Therapeutics, Inc.*	562	99,423
United Therapeutics Corp.*	466	86,014
Exelixis, Inc.*	3,944	83,376
Arrowhead Pharmaceuticals, Inc.*	1,294	80,784
Twist Bioscience Corp.*	671	71,777
Pacific Biosciences of California, Inc.*	2,747	70,186
Emergent BioSolutions, Inc.*	974	48,768
Inovio Pharmaceuticals, Inc.*,1	5,281	37,812
Total Biotechnology		4,003,415
Healthcare-Services - 15.9%
UnitedHealth Group, Inc.	1,507	588,845
Anthem, Inc.	808	301,222
HCA Healthcare, Inc.	1,104	267,963
Humana, Inc.	569	221,426
IQVIA Holdings, Inc.*	863	206,723
Centene Corp.*	3,092	192,663
Laboratory Corporation of America Holdings*	571	160,702
ICON plc*	569	149,089
Catalent, Inc.*	1,113	148,107
Charles River Laboratories International, Inc.*	340	140,308
Teladoc Health, Inc.*	1,078	136,701
Quest Diagnostics, Inc.	889	129,181
PPD, Inc.*	2,745	128,439
Molina Healthcare, Inc.*	466	126,430
DaVita, Inc.*	930	108,122
Universal Health Services, Inc. — Class B	756	104,608
Syneos Health, Inc.*	1,048	91,679
Encompass Health Corp.	1,133	85,020

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Healthcare-Services - 15.9% (continued)
Invitae Corp.*,1	2,725	$77,472
Total Healthcare-Services		3,364,700
Electronics - 2.5%
Agilent Technologies, Inc.	1,331	209,672
Mettler-Toledo International, Inc.*	124	170,792
Waters Corp.*	396	141,491
Total Electronics		521,955
Software - 1.6%
Veeva Systems, Inc. — Class A*	712	205,177
Cerner Corp.	2,008	141,604
Total Software		346,781
Total Common Stocks
(Cost $9,103,404)		20,986,480

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$77,550	77,550
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	30,133	30,133
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	30,132	30,132
Total Repurchase Agreements
(Cost $137,815)		137,815

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	83,720	83,720
Total Securities Lending Collateral
(Cost $83,720)		83,720
Total Investments - 100.5%
(Cost $9,324,939)		$21,208,015
Other Assets & Liabilities, net - (0.5)%		(112,517)
Total Net Assets - 100.0%		$21,095,498

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,986,480	$—	$—	$20,986,480
Repurchase Agreements	—	137,815	—	137,815
Securities Lending Collateral	83,720	—	—	83,720
Total Assets	$21,070,200	$137,815	$—	$21,208,015

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS† - 6.3%
SPDR Bloomberg Barclays High Yield Bond ETF[1]	1,561	$170,711
iShares iBoxx High Yield Corporate Bond ETF[1]	1,950	170,606
Total Exchange-Traded Funds
(Cost $326,897)		341,317

MUTUAL FUNDS† - 46.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	142,637	1,422,093
Guggenheim Strategy Fund II2	45,300	1,132,043
Total Mutual Funds
(Cost $2,529,632)		2,554,136

	Face Amount
FEDERAL AGENCY NOTES†† - 14.6%
Federal Farm Credit Bank
0.05% (U.S. Prime Rate - 3.20%, Rate Floor: 0.00%) due 05/18/22[3]	$500,000	499,874
0.13% due 11/02/21	200,000	200,013
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[3]	100,000	100,168
Total Federal Agency Notes
(Cost $799,919)		800,055

FEDERAL AGENCY DISCOUNT NOTES†† - 9.1%
Federal Farm Credit Bank
0.00% due 10/01/21[4]	500,000	500,000
Total Federal Agency Discount Notes
(Cost $500,000)		500,000

U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
0.04% due 10/07/21[4,5]	26,000	26,000
Total U.S. Treasury Bills
(Cost $26,000)		26,000

REPURCHASE AGREEMENTS††,6 - 16.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	513,013	513,013
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	199,332	199,332
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	199,332	199,332
Total Repurchase Agreements
(Cost $911,677)		911,677

	Shares
SECURITIES LENDING COLLATERAL†,7 - 4.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[8]	261,597	261,597
Total Securities Lending Collateral
(Cost $261,597)		261,597
Total Investments - 98.7%
(Cost $5,355,722)		$5,394,782
Other Assets & Liabilities, net - 1.3%		70,304
Total Net Assets - 100.0%		$5,465,086

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	36	Dec 2021	$4,420,688	$(24,193)

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.37.V1	5.00%	Quarterly	12/20/26	$4,300,000	$395,600	$413,422	$(17,822)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	0.48% (Federal Funds Rate + 0.40%)	At Maturity	10/28/21	888	$77,691	$53
BNP Paribas	SPDR Bloomberg Barclays High Yield Bond ETF	Pay	0.49% (1 Month USD LIBOR + 0.40%)	At Maturity	11/04/21	1,657	181,186	(1,243)

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements†† (continued)
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	0.44% (1 Month USD LIBOR + 0.35%)	At Maturity	11/04/21	4,952	$433,209	$(3,218)
							$692,086	$(4,408)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2021.

CDX.NA.HY.37.V1 — Credit Default Swap North American High Yield Series 37 Index Version 1

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$341,317	$—	$—	$341,317
Mutual Funds	2,554,136	—	—	2,554,136
Federal Agency Notes	—	800,055	—	800,055
Federal Agency Discount Notes	—	500,000	—	500,000
U.S. Treasury Bills	—	26,000	—	26,000
Repurchase Agreements	—	911,677	—	911,677
Securities Lending Collateral	261,597	—	—	261,597
Credit Index Swap Agreements**	—	53	—	53
Total Assets	$3,157,050	$2,237,785	$—	$5,394,835

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$24,193	$—	$—	$24,193
Credit Default Swap Agreements**	—	17,822	—	17,822
Credit Index Swap Agreements**	—	4,461	—	4,461
Total Liabilities	$24,193	$22,283	$—	$46,476

**	This derivative is reported as unrealized appreciation/depreciation at period end.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,245,542	$183,375	$(1,300,000)	$410	$2,716	$1,132,043	45,300	$13,595
Guggenheim Ultra Short Duration Fund — Institutional Class	2,242,947	680,296	(1,500,000)	894	(2,044)	1,422,093	142,637	10,421
	$4,488,489	$863,671	$(2,800,000)	$1,304	$672	$2,554,136		$24,016

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.4%
Internet - 58.9%
Alphabet, Inc. — Class A*	252	$673,727
Amazon.com, Inc.*	199	653,723
Facebook, Inc. — Class A*	1,440	488,722
Alibaba Group Holding Ltd. ADR*	2,086	308,832
Netflix, Inc.*	455	277,705
Snap, Inc. — Class A*	2,465	182,090
Booking Holdings, Inc.*	69	163,797
Uber Technologies, Inc.*	3,569	159,891
Baidu, Inc. ADR*	936	143,910
DoorDash, Inc. — Class A*	624	128,531
JD.com, Inc. ADR*	1,751	126,492
Sea Ltd. ADR*	379	120,799
Shopify, Inc. — Class A*	84	113,886
Pinduoduo, Inc. ADR*	1,241	112,521
Twitter, Inc.*	1,851	111,782
eBay, Inc.	1,538	107,152
Match Group, Inc.*	682	107,067
Roku, Inc.*	338	105,912
Okta, Inc.*	409	97,072
MercadoLibre, Inc.*	55	92,367
Trip.com Group Ltd. ADR*	2,973	91,420
Pinterest, Inc. — Class A*	1,793	91,353
Spotify Technology S.A.*	389	87,657
Expedia Group, Inc.*	522	85,556
Chewy, Inc. — Class A*,1	1,219	83,026
Etsy, Inc.*	390	81,104
Wayfair, Inc. — Class A*	317	80,997
Zillow Group, Inc. — Class C*	863	76,065
VeriSign, Inc.*	368	75,444
Farfetch Ltd. — Class A*	1,987	74,473
Autohome, Inc. ADR	1,540	72,272
Vipshop Holdings Ltd. ADR*	6,454	71,898
Coupang, Inc.*	2,563	71,380
Wix.com Ltd.*	362	70,941
Lyft, Inc. — Class A*	1,309	70,149
JOYY, Inc. ADR	1,235	67,715
Jumia Technologies AG ADR*	3,497	65,009
Fiverr International Ltd.*	343	62,659
Weibo Corp. ADR*	1,286	61,072
F5 Networks, Inc.*	281	55,857
GoDaddy, Inc. — Class A*	801	55,830
IAC*	414	53,940
Anaplan, Inc.*	785	47,799
Stamps.com, Inc.*	123	40,564
Stitch Fix, Inc. — Class A*	899	35,915
TripAdvisor, Inc.*	1,014	34,324
Vimeo, Inc.*	1,140	33,482
Overstock.com, Inc.*	400	31,168
Total Internet		6,105,047
Software - 27.8%
salesforce.com, Inc.*	1,012	274,475
Adobe, Inc.*	443	255,044
Snowflake, Inc. — Class A*	506	153,029
Zoom Video Communications, Inc. — Class A*	542	141,733
Activision Blizzard, Inc.	1,623	125,604
Workday, Inc. — Class A*	500	124,945
Twilio, Inc. — Class A*	378	120,601
DocuSign, Inc.*	441	113,527
Electronic Arts, Inc.	755	107,399
Datadog, Inc. — Class A*	755	106,719
Veeva Systems, Inc. — Class A*	370	106,623
ROBLOX Corp. — Class A*	1,387	104,788
NetEase, Inc. ADR	1,089	93,001
HubSpot, Inc.*	134	90,596
MongoDB, Inc.*	189	89,115
Cloudflare, Inc. — Class A*	786	88,543
Bilibili, Inc. ADR*	1,272	84,168
ZoomInfo Technologies, Inc. — Class A*	1,289	78,874
Take-Two Interactive Software, Inc.*	456	70,256
Akamai Technologies, Inc.*	629	65,787
Coupa Software, Inc.*	287	62,905
Citrix Systems, Inc.	560	60,127
Dropbox, Inc. — Class A*	1,870	54,641
Five9, Inc.*	331	52,874
Smartsheet, Inc. — Class A*	670	46,109
Nutanix, Inc. — Class A*	1,180	44,486
J2 Global, Inc.*	310	42,352
Fastly, Inc. — Class A*	856	34,617
New Relic, Inc.*	469	33,660
Skillz, Inc.*	3,184	31,267
BigCommerce Holdings, Inc.*	573	29,017
Total Software		2,886,882
Telecommunications - 6.3%
Cisco Systems, Inc.	4,467	243,139
Motorola Solutions, Inc.	437	101,524
Arista Networks, Inc.*	238	81,786
GDS Holdings Ltd. ADR*	1,217	68,894
Telefonaktiebolaget LM Ericsson ADR	5,509	61,701
Juniper Networks, Inc.	1,775	48,848
Ciena Corp.*	887	45,548
Total Telecommunications		651,440
Commercial Services - 4.9%
PayPal Holdings, Inc.*	1,061	276,083
CoStar Group, Inc.*	1,096	94,322
Paylocity Holding Corp.*	232	65,053
Chegg, Inc.*	728	49,518
2U, Inc.*	784	26,319
Total Commercial Services		511,295
Healthcare-Services - 0.7%
Teladoc Health, Inc.*	560	71,013
Computers - 0.4%
Lumentum Holdings, Inc.*	480	40,099
Real Estate - 0.4%
Redfin Corp.*,1	771	38,627
Total Common Stocks
(Cost $4,519,868)		10,304,403

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$49,936	$49,936
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	19,403	19,403
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	19,402	19,402
Total Repurchase Agreements
(Cost $88,741)		88,741

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	92,467	$92,467
Total Securities Lending Collateral
(Cost $92,467)		92,467
Total Investments - 101.2%
(Cost $4,701,076)		$10,485,611
Other Assets & Liabilities, net - (1.2)%		(124,821)
Total Net Assets - 100.0%		$10,360,790

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,304,403	$—	$—	$10,304,403
Repurchase Agreements	—	88,741	—	88,741
Securities Lending Collateral	92,467	—	—	92,467
Total Assets	$10,396,870	$88,741	$—	$10,485,611

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
MUTUAL FUNDS† - 48.6%
Guggenheim Strategy Fund II1	25,100	$627,256
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	62,528	623,404
Total Mutual Funds
(Cost $1,228,867)		1,250,660

	Face Amount
U.S. TREASURY BILLS†† - 12.8%
U.S. Treasury Bills
0.04% due 12/09/21[2,3]	$300,000	299,985
0.04% due 10/07/21[3,4]	28,000	28,000
Total U.S. Treasury Bills
(Cost $327,978)		327,985

FEDERAL AGENCY NOTES†† - 3.9%
Federal Farm Credit Bank
0.13% due 11/02/21	100,000	100,007
Total Federal Agency Notes
(Cost $100,007)		100,007

REPURCHASE AGREEMENTS††,5 - 30.2%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[2]	437,501	437,501
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[2]	169,992	169,992
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[2]	169,991	169,991
Total Repurchase Agreements
(Cost $777,484)		777,484
Total Investments - 95.5%
(Cost $2,434,336)		$2,456,136
Other Assets & Liabilities, net - 4.5%		115,598
Total Net Assets - 100.0%		$2,571,734

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	2	Dec 2021	$337,090	$7,827

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average Index	Receive	0.09% (1 Month USD LIBOR)	At Maturity	11/04/21	78	$2,649,654	$66,521
Barclays Bank plc	Dow Jones Industrial Average Index	Receive	0.30% (U.S. Secured Overnight Financing Rate + 0.25%)	At Maturity	11/03/21	64	2,163,997	46,903
							$4,813,651	$113,424

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,250,660	$—	$—	$1,250,660
U.S. Treasury Bills	—	327,985	—	327,985
Federal Agency Notes	—	100,007	—	100,007
Repurchase Agreements	—	777,484	—	777,484
Equity Futures Contracts**	7,827	—	—	7,827
Equity Index Swap Agreements**	—	113,424	—	113,424
Total Assets	$1,258,487	$1,318,900	$—	$2,577,387

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$454,861	$657,000	$(485,000)	$(153)	$548	$627,256	25,100	$7,044
Guggenheim Ultra Short Duration Fund — Institutional Class	938,935	305,091	(620,000)	319	(941)	623,404	62,528	5,141
	$1,393,796	$962,091	$(1,105,000)	$166	$(393)	$1,250,660		$12,185

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
MUTUAL FUNDS† - 36.3%
Guggenheim Strategy Fund II1	85,417	$2,134,567
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	206,810	2,061,894
Total Mutual Funds
(Cost $4,190,625)		4,196,461

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 34.6%
Federal Farm Credit Bank
0.00% due 10/01/21[2]	$4,000,000	4,000,000
Total Federal Agency Discount Notes
(Cost $4,000,000)		4,000,000

FEDERAL AGENCY NOTES†† - 3.3%
Federal Home Loan Bank
3.00% due 10/12/21	135,000	135,122
4.00% due 12/24/30	50,000	50,428
Federal Farm Credit Banks Funding Corp.
0.10% (U.S. Secured Overnight Financing Rate + 0.05%, Rate Floor: 0.00%) due 02/17/23[3]	100,000	100,043
Federal Farm Credit Bank
0.13% due 11/02/21	100,000	100,006
Total Federal Agency Notes
(Cost $386,190)		385,599

U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
0.04% due 10/07/21[2,4]	53,000	53,000
Total U.S. Treasury Bills
(Cost $53,000)		53,000

REPURCHASE AGREEMENTS††,5 - 116.6%
Individual Repurchase Agreements[5] Mizuho Securities USA LLC issued 09/30/21 at (0.10)% due 10/01/21 (secured by a U.S Treasury Bond, at a rate of 2.00% and maturing 08/15/51 as collateral, with a value of $9,369,375) to be repurchased at $9,185,636	9,185,662	9,185,662
Barclays Capital, Inc. issued 09/30/21 at (0.10)% due 10/01/21 (secured by a U.S. Treasury Bond, at a rate of 2.00% and maturing 08/15 /51 as collateral, with a value of $1,184,220) to be repurchased at $1,160,997	1,161,000	1,161,000
Joint Repurchase Agreements[6]
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	1,766,096	1,766,096
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	686,218	686,218
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	686,218	686,218
Total Repurchase Agreements
(Cost $13,485,194)		13,485,194
Total Investments - 191.3%
(Cost $22,115,009)		$22,120,254

U.S. Government Securities Sold Short† - (90.1)%
U.S. Treasury Bonds
2.00% due 08/15/51††	10,600,000	(10,417,813)
Total Securities Sold Short - (90.1)%
(Proceeds $10,695,511)		$(10,417,813)
Other Assets & Liabilities, net - (1.2)%		(140,488)
Total Net Assets - 100.0%		$11,561,953

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	7	Dec 2021	$1,341,156	$40,113

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[5]	All or a portion of this security is pledged as short security collateral at September 30, 2021.
[6]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,196,461	$—	$—	$4,196,461
Federal Agency Discount Notes	—	4,000,000	—	4,000,000
Federal Agency Notes	—	385,599	—	385,599
U.S. Treasury Bills	—	53,000	—	53,000
Repurchase Agreements	—	13,485,194	—	13,485,194
Interest Rate Futures Contracts**	40,113	—	—	40,113
Total Assets	$4,236,574	$17,923,793	$—	$22,160,367

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$10,417,813	$—	$10,417,813

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$523,908	$1,709,709	$(100,000)	$(41)	$991	$2,134,567	85,417	$9,760
Guggenheim Ultra Short Duration Fund — Institutional Class	503,804	3,460,197	(1,900,000)	(1,908)	(199)	2,061,894	206,810	10,225
	$1,027,712	$5,169,906	$(2,000,000)	$(1,949)	$792	$4,196,461		$19,985

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
MUTUAL FUNDS† - 53.4%
Guggenheim Strategy Fund II1	1,139	$28,459
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,264	22,577
Total Mutual Funds
(Cost $49,778)		51,036

	Face Amount
FEDERAL AGENCY NOTES†† - 5.3%
Federal Farm Credit Bank
1.88% due 06/14/22	$5,000	5,062
Total Federal Agency Notes
(Cost $5,058)		5,062

REPURCHASE AGREEMENTS††,2 - 78.0%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	41,921	41,921
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	16,289	16,289
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	16,288	16,288
Total Repurchase Agreements
(Cost $74,498)		74,498
Total Investments - 136.7%
(Cost $129,334)		$130,596
Other Assets & Liabilities, net - (36.7)%		(35,050)
Total Net Assets - 100.0%		$95,546

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	Receive	0.18% (Federal Funds Rate + 0.10%)	At Maturity	11/04/21	17	$45,864	$1,061
BNP Paribas	S&P MidCap 400 Index	Receive	0.04% (1 Month USD LIBOR - 0.05%)	At Maturity	11/04/21	9	24,632	569
Barclays Bank plc	S&P MidCap 400 Index	Receive	0.25% (U.S. Secured Overnight Financing Rate + 0.20%)	At Maturity	11/03/21	9	24,093	298
							$94,589	$1,928

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$51,036	$—	$—	$51,036
Federal Agency Notes	—	5,062	—	5,062
Repurchase Agreements	—	74,498	—	74,498
Equity Index Swap Agreements**	—	1,928	—	1,928
Total Assets	$51,036	$81,488	$—	$132,524

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$36,131	$5,284	$(13,000)	$435	$(391)	$28,459	1,139	$287
Guggenheim Ultra Short Duration Fund — Institutional Class	31,450	5,158	(14,000)	362	(393)	22,577	2,264	160
	$67,581	$10,442	$(27,000)	$797	$(784)	$51,036		$447

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
MUTUAL FUNDS† - 28.0%
Guggenheim Strategy Fund II1	4,057	$101,372
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	8,075	80,512
Total Mutual Funds
(Cost $179,860)		181,884

	Face Amount
FEDERAL AGENCY NOTES†† - 3.9%
Federal Home Loan Bank
4.00% due 12/24/30	$25,000	25,214
Total Federal Agency Notes
(Cost $25,641)		25,214

REPURCHASE AGREEMENTS††,2 - 48.4%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	177,261	177,261
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	68,875	68,875
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	68,875	68,875
Total Repurchase Agreements
(Cost $315,011)		315,011
Total Investments - 80.3%
(Cost $520,512)		$522,109
Other Assets & Liabilities, net - 19.7%		127,863
Total Net Assets - 100.0%		$649,972

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	Receive	0.24% (1 Month USD LIBOR + 0.15%)	At Maturity	11/04/21	17	$246,759	$13,676
Goldman Sachs International	NASDAQ-100 Index	Receive	0.33% (Federal Funds Rate + 0.25%)	At Maturity	11/04/21	19	284,066	9,427
Barclays Bank plc	NASDAQ-100 Index	Receive	0.40% (U.S. Secured Overnight Financing Rate + 0.35%)	At Maturity	11/03/21	8	112,740	5,323
							$643,565	$28,426

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$181,884	$—	$—	$181,884
Federal Agency Notes	—	25,214	—	25,214
Repurchase Agreements	—	315,011	—	315,011
Equity Index Swap Agreements**	—	28,426	—	28,426
Total Assets	$181,884	$368,651	$—	$550,535

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$125,045	$391,159	$(415,000)	$264	$(96)	$101,372	4,057	$1,172
Guggenheim Ultra Short Duration Fund — Institutional Class	124,929	695,763	(740,000)	258	(438)	80,512	8,075	770
	$249,974	$1,086,922	$(1,155,000)	$522	$(534)	$181,884		$1,942

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
MUTUAL FUNDS† - 41.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,747	$67,266
Guggenheim Strategy Fund II1	2,564	64,085
Total Mutual Funds
(Cost $128,006)		131,351

	Face Amount
FEDERAL AGENCY NOTES†† - 10.7%
Freddie Mac
2.00% due 12/10/21	$34,000	34,126
Total Federal Agency Notes
(Cost $34,118)		34,126

REPURCHASE AGREEMENTS††,2 - 31.2%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	56,087	56,087
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	21,793	21,793
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	21,793	21,793
Total Repurchase Agreements
(Cost $99,673)		99,673
Total Investments - 83.1%
(Cost $261,797)		$265,150
Other Assets & Liabilities, net - 16.9%		53,849
Total Net Assets - 100.0%		$318,999

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	1	Dec 2021	$110,020	$1,128

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Russell 2000 Index	Pay	(0.31)% (1 Month USD LIBOR - 0.40%)	At Maturity	11/04/21	42	$93,315	$1,273
Goldman Sachs International	Russell 2000 Index	Receive	0.03% (Federal Funds Rate - 0.05%)	At Maturity	11/04/21	38	83,079	457
Barclays Bank plc	Russell 2000 Index	Pay	(0.45)% (U.S. Secured Overnight Financing Rate - 0.50%)	At Maturity	11/03/21	16	34,371	88
							$210,765	$1,818

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$131,351	$—	$—	$131,351
Federal Agency Notes	—	34,126	—	34,126
Repurchase Agreements	—	99,673	—	99,673
Equity Futures Contracts**	1,128	—	—	1,128
Equity Index Swap Agreements**	—	1,818	—	1,818
Total Assets	$132,479	$135,617	$—	$268,096

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$73,033	$240,994	$(250,000)	$282	$(224)	$64,085	2,564	$1,001
Guggenheim Ultra Short Duration Fund — Institutional Class	76,710	240,708	(250,000)	85	(237)	67,266	6,747	712
	$149,743	$481,702	$(500,000)	$367	$(461)	$131,351		$1,713

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
MUTUAL FUNDS† - 57.1%
Guggenheim Strategy Fund II1	24,334	$608,109
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	60,346	601,652
Total Mutual Funds
(Cost $1,202,056)		1,209,761

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 283.1%
Federal Farm Credit Bank
0.00% due 10/01/21[2]	$6,000,000	6,000,000
Total Federal Agency Discount Notes
(Cost $6,000,000)		6,000,000

FEDERAL AGENCY NOTES†† - 4.8%
Federal Home Loan Bank
4.00% due 12/24/30	50,000	50,428
Federal Farm Credit Bank
0.13% due 11/02/21	50,000	50,003
Total Federal Agency Notes
(Cost $101,285)		100,431

U.S. TREASURY BILLS†† - 4.7%
U.S. Treasury Bills
0.04% due 12/09/21[2,3]	100,000	99,995
Total U.S. Treasury Bills
(Cost $99,993)		99,995

REPURCHASE AGREEMENTS††,4 - 641.8%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	7,654,281	7,654,281
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	2,974,079	2,974,079
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	2,974,078	2,974,078
Total Repurchase Agreements
(Cost $13,602,438)		13,602,438
Total Investments - 991.5%
(Cost $21,005,772)		$21,012,625
Other Assets & Liabilities, net - (891.5)%		(18,893,285)
Total Net Assets - 100.0%		$2,119,340

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	0.43% (Federal Funds Rate + 0.35%)	At Maturity	11/04/21	399	$1,719,956	$61,714
Barclays Bank plc	S&P 500 Index	Receive	0.35% (U.S. Secured Overnight Financing Rate + 0.30%)	At Maturity	11/03/21	107	459,766	14,463
BNP Paribas	S&P 500 Index	Receive	0.14% (1 Month USD LIBOR + 0.05%)	At Maturity	11/04/21	56	240,864	9,683
							$2,420,586	$85,860

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[4]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,209,761	$—	$—	$1,209,761
Federal Agency Discount Notes	—	6,000,000	—	6,000,000
Federal Agency Notes	—	100,431	—	100,431
U.S. Treasury Bills	—	99,995	—	99,995
Repurchase Agreements	—	13,602,438	—	13,602,438
Equity Index Swap Agreements**	—	85,860	—	85,860
Total Assets	$1,209,761	$19,888,724	$—	$21,098,485

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$329,273	$6,003,470	$(5,725,000)	$180	$186	$608,109	24,334	$3,502
Guggenheim Ultra Short Duration Fund — Institutional Class	306,054	12,303,094	(12,010,000)	3,452	(948)	601,652	60,346	3,110
	$635,327	$18,306,564	$(17,735,000)	$3,632	$(762)	$1,209,761		$6,612

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
MUTUAL FUNDS† - 55.6%
Guggenheim Strategy Fund II1	24,767	$618,917
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	61,790	616,050
Total Mutual Funds
(Cost $1,225,206)		1,234,967

	Face Amount
U.S. TREASURY BILLS†† - 10.9%
U.S. Treasury Bills
0.04% due 10/07/21[2,3]	$242,000	241,999
Total U.S. Treasury Bills
(Cost $241,998)		241,999

FEDERAL AGENCY NOTES†† - 6.7%
Federal Farm Credit Bank
0.13% due 11/02/21	150,000	150,009
Total Federal Agency Notes
(Cost $150,011)		150,009

REPURCHASE AGREEMENTS††,4 - 25.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	319,729	319,729
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	124,231	124,231
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	124,231	124,231
Total Repurchase Agreements
(Cost $568,191)		568,191
Total Investments - 98.8%
(Cost $2,185,406)		$2,195,166
Other Assets & Liabilities, net - 1.2%		27,008
Total Net Assets - 100.0%		$2,222,174

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	30	Dec 2021	$4,401,750	$(15,099)

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	40	Dec 2021	4,494,750	(51,827)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,234,967	$—	$—	$1,234,967
U.S. Treasury Bills	—	241,999	—	241,999
Federal Agency Notes	—	150,009	—	150,009
Repurchase Agreements	—	568,191	—	568,191
Total Assets	$1,234,967	$960,199	$—	$2,195,166

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$51,827	$—	$—	$51,827
Equity Futures Contracts**	15,099	—	—	15,099
Total Liabilities	$66,926	$—	$—	$66,926

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$496,862	$306,698	$(185,000)	$(148)	$505	$618,917	24,767	$6,746
Guggenheim Ultra Short Duration Fund — Institutional Class	592,484	204,561	(180,000)	(361)	(634)	616,050	61,790	4,593
	$1,089,346	$511,259	$(365,000)	$(509)	$(129)	$1,234,967		$11,339

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Media - 18.4%
Walt Disney Co.*	1,371	$231,932
Comcast Corp. — Class A	3,897	217,959
Charter Communications, Inc. — Class A*	227	165,156
Liberty Broadband Corp. — Class C*	438	75,643
Fox Corp. — Class A	1,674	67,144
DISH Network Corp. — Class A*	1,530	66,494
Discovery, Inc. — Class A*,1	2,169	55,049
News Corp. — Class A	2,169	51,037
Cable One, Inc.	24	43,515
New York Times Co. — Class A	805	39,662
Altice USA, Inc. — Class A*	1,840	38,125
Nexstar Media Group, Inc. — Class A	227	34,495
World Wrestling Entertainment, Inc. — Class A	517	29,086
ViacomCBS, Inc. — Class B	579	22,876
Total Media		1,138,173
Retail - 16.3%
McDonald's Corp.	756	182,279
Starbucks Corp.	1,394	153,772
Chipotle Mexican Grill, Inc. — Class A*	53	96,329
Yum! Brands, Inc.	661	80,847
Yum China Holdings, Inc.	1,112	64,618
Darden Restaurants, Inc.	400	60,588
Domino's Pizza, Inc.	117	55,804
Restaurant Brands International, Inc.	691	42,282
Texas Roadhouse, Inc. — Class A	373	34,066
Wendy's Co.	1,366	29,615
Papa John's International, Inc.	228	28,954
Wingstop, Inc.	170	27,868
Cracker Barrel Old Country Store, Inc.	178	24,892
Shake Shack, Inc. — Class A*	297	23,303
Cheesecake Factory, Inc.*	459	21,573
Brinker International, Inc.*	413	20,258
Bloomin' Brands, Inc.*	805	20,125
Jack in the Box, Inc.	201	19,563
Dave & Buster's Entertainment, Inc.*	494	18,935
Total Retail		1,005,671
Internet - 16.3%
Netflix, Inc.*	378	230,709
Airbnb, Inc. — Class A*	835	140,071
Booking Holdings, Inc.*	57	135,311
Sea Ltd. ADR*	329	104,862
Roku, Inc.*	281	88,051
Expedia Group, Inc.*	434	71,133
Trip.com Group Ltd. ADR*	2,222	68,326
Spotify Technology S.A.*	302	68,053
Tencent Music Entertainment Group ADR*	7,327	53,121
iQIYI, Inc. ADR*	5,543	44,510
Total Internet		1,004,147
Lodging - 10.1%
Marriott International, Inc. — Class A*	649	96,110
Hilton Worldwide Holdings, Inc.*	627	82,833
Las Vegas Sands Corp.*	1,986	72,688
MGM Resorts International	1,477	63,732
Wynn Resorts Ltd.*	519	43,985
Huazhu Group Ltd. ADR*	920	42,191
Melco Resorts & Entertainment Ltd. ADR*	4,057	41,544
Hyatt Hotels Corp. — Class A*	500	38,550
Wyndham Hotels & Resorts, Inc.	482	37,206
Boyd Gaming Corp.*	579	36,627
Choice Hotels International, Inc.	288	36,395
Travel + Leisure Co.	532	29,010
Total Lodging		620,871
Entertainment - 9.1%
Caesars Entertainment, Inc.*	607	68,154
Live Nation Entertainment, Inc.*	699	63,700
DraftKings, Inc. — Class A*	1,131	54,469
AMC Entertainment Holdings, Inc. — Class A*,1	1,394	53,056
Vail Resorts, Inc.	158	52,780
Penn National Gaming, Inc.*	626	45,360
Churchill Downs, Inc.	177	42,494
Scientific Games Corp. — Class A*	471	39,126
Marriott Vacations Worldwide Corp.	228	35,871
Madison Square Garden Sports Corp. — Class A*	160	29,752
SeaWorld Entertainment, Inc.*	512	28,324
Six Flags Entertainment Corp.*	620	26,350
Cinemark Holdings, Inc.*	1,126	21,630
Total Entertainment		561,066
Software - 8.7%
Activision Blizzard, Inc.	1,349	104,399
Electronic Arts, Inc.	627	89,191
ROBLOX Corp. — Class A*	1,154	87,185
NetEase, Inc. ADR	843	71,992
Bilibili, Inc. ADR*,1	984	65,111
Take-Two Interactive Software, Inc.*	379	58,393
HUYA, Inc. ADR*,1	4,253	35,470
Skillz, Inc.*,1	2,648	26,003
Total Software		537,744
Leisure Time - 8.3%
Norwegian Cruise Line Holdings Ltd.*	3,806	101,658
Carnival Corp.*	2,990	74,780
Royal Caribbean Cruises Ltd.*	759	67,513
Peloton Interactive, Inc. — Class A*	739	64,330
Brunswick Corp.	383	36,488
Polaris, Inc.	301	36,018
Planet Fitness, Inc. — Class A*	452	35,505
YETI Holdings, Inc.*	400	34,276
Harley-Davidson, Inc.	869	31,814
Callaway Golf Co.*	1,050	29,012
Total Leisure Time		511,394

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Agriculture - 5.2%
Philip Morris International, Inc.	1,694	$160,574
Altria Group, Inc.	2,667	121,402
British American Tobacco plc ADR	1,115	39,337
Total Agriculture		321,313
Beverages - 5.2%
Constellation Brands, Inc. — Class A	411	86,594
Brown-Forman Corp. — Class B	1,116	74,783
Molson Coors Beverage Co. — Class B	938	43,504
Anheuser-Busch InBev S.A. ADR[1]	756	42,623
Diageo plc ADR	203	39,179
Boston Beer Company, Inc. — Class A*	66	33,644
Total Beverages		320,327
Toys, Games & Hobbies - 1.3%
Hasbro, Inc.	511	45,591
Mattel, Inc.*	1,794	33,297
Total Toys, Games & Hobbies		78,888
Food Service - 0.6%
Aramark	1,198	39,366
Total Common Stocks
(Cost $3,213,814)		6,138,960

RIGHTS††† - 0.0%
Media - 0.0%
Nexstar Media Group, Inc.*	1,910	$–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$14,450	14,450
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	5,615	5,615
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	5,614	5,614
Total Repurchase Agreements
(Cost $25,679)		25,679

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	203,989	203,989
Total Securities Lending Collateral
(Cost $203,989)		203,989
Total Investments - 103.2%
(Cost $3,443,482)		$6,368,628
Other Assets & Liabilities, net - (3.2)%		(197,482)
Total Net Assets - 100.0%		$6,171,146

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$6,138,960	$—	$—		$6,138,960
Rights	—	—	—	*	—
Repurchase Agreements	—	25,679	—		25,679
Securities Lending Collateral	203,989	—	—		203,989
Total Assets	$6,342,949	$25,679	$—		$6,368,628

*	Security has a market value of $0.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 92.3%
Consumer, Non-cyclical - 19.7%
Innoviva, Inc.*	13,500	$225,585
Gilead Sciences, Inc.	3,029	211,576
Bristol-Myers Squibb Co.[1]	3,418	202,243
H&R Block, Inc.	8,051	201,275
John B Sanfilippo & Son, Inc.[1]	2,446	199,887
Quest Diagnostics, Inc.	1,328	192,972
USANA Health Sciences, Inc.*	1,773	163,471
Eagle Pharmaceuticals, Inc.*,1	2,845	158,694
Amgen, Inc.[1]	739	157,148
EVERTEC, Inc.	3,436	157,094
Hologic, Inc.*	2,059	151,975
Philip Morris International, Inc.	1,555	147,398
Perdoceo Education Corp.*	13,672	144,376
Merck & Company, Inc.[1]	1,917	143,986
Bio-Rad Laboratories, Inc. — Class A*	187	139,493
United Therapeutics Corp.*	615	113,517
Coherus Biosciences, Inc.*	6,932	111,397
Vanda Pharmaceuticals, Inc.*	6,326	108,428
Prestige Consumer Healthcare, Inc.*	1,860	104,365
PerkinElmer, Inc.	577	99,988
Corcept Therapeutics, Inc.*	4,760	93,677
Blueprint Medicines Corp.*	908	93,351
Incyte Corp.*,1	1,310	90,102
Pfizer, Inc.[1]	1,979	85,117
Herbalife Nutrition Ltd.*	1,930	81,793
Amphastar Pharmaceuticals, Inc.*	4,157	79,024
McKesson Corp.[1]	352	70,182
Molson Coors Beverage Co. — Class B1	1,505	69,802
Exelixis, Inc.*	3,208	67,817
Vector Group Ltd.	5,226	66,632
Regeneron Pharmaceuticals, Inc.*,1	109	65,964
Laboratory Corporation of America Holdings*	233	65,575
Vertex Pharmaceuticals, Inc.*	346	62,761
Bruker Corp.	695	54,280
Grand Canyon Education, Inc.*	590	51,897
Sage Therapeutics, Inc.*	1,144	50,691
Enanta Pharmaceuticals, Inc.*	881	50,050
Zoetis, Inc.	245	47,564
Johnson & Johnson[1]	284	45,866
Hershey Co.	247	41,805
Thermo Fisher Scientific, Inc.	73	41,707
AbbVie, Inc.	374	40,343
Procter & Gamble Co.[1]	288	40,262
PepsiCo, Inc.	265	39,858
UnitedHealth Group, Inc.	101	39,465
Coca-Cola Co.	736	38,618
Abbott Laboratories	323	38,156
Danaher Corp.	125	38,055
PayPal Holdings, Inc.*	144	37,470
Eli Lilly & Co.	160	36,968
Total Consumer, Non-cyclical		4,859,720
Financial - 17.6%
Enstar Group Ltd.*	934	219,238
Synchrony Financial[1]	4,442	217,125
Safety Insurance Group, Inc.	2,584	204,782
Goldman Sachs Group, Inc.	541	204,514
Mercury General Corp.[1]	3,567	198,575
Old Republic International Corp.	8,218	190,082
Evercore, Inc. — Class A	1,379	184,331
Hanover Insurance Group, Inc.	1,359	176,154
Raymond James Financial, Inc.	1,907	175,932
Stewart Information Services Corp.	2,704	171,055
AMERISAFE, Inc.	2,747	154,272
OneMain Holdings, Inc.[1]	2,296	127,038
Piper Sandler Cos.	869	120,322
Discover Financial Services	973	119,533
Allstate Corp.	936	119,162
BankUnited, Inc.[1]	2,795	116,887
Houlihan Lokey, Inc.	1,177	108,402
Interactive Brokers Group, Inc. — Class A	1,710	106,601
Brandywine Realty Trust REIT[1]	7,591	101,871
Arch Capital Group Ltd.*	2,580	98,504
Essent Group Ltd.	2,177	95,810
Everest Re Group Ltd.	338	84,764
Federated Hermes, Inc. — Class B	2,570	83,525
Affiliated Managers Group, Inc.	547	82,646
Radian Group, Inc.[1]	3,510	79,747
Janus Henderson Group plc	1,911	78,982
SEI Investments Co.	1,241	73,591
Markel Corp.*	55	65,732
Jefferies Financial Group, Inc.	1,750	64,977
First American Financial Corp.	861	57,730
Berkshire Hathaway, Inc. — Class B*,1	207	56,499
MGIC Investment Corp.	3,513	52,554
Capital One Financial Corp.	311	50,373
Artisan Partners Asset Management, Inc. — Class A	931	45,545
Mastercard, Inc. — Class A	121	42,069
Visa, Inc. — Class A1	186	41,431
Marsh & McLennan Companies, Inc.	262	39,675
Travelers Companies, Inc.[1]	261	39,675
Progressive Corp.	437	39,500
Industrial Logistics Properties Trust REIT	1,510	38,369
Total Financial		4,327,574
Consumer, Cyclical - 13.5%
Gentex Corp.[1]	6,674	220,109
AutoZone, Inc.*,1	127	215,645
Yum! Brands, Inc.	1,545	188,969
Cummins, Inc.[1]	781	175,382
Allison Transmission Holdings, Inc.[1]	4,413	155,867
AutoNation, Inc.*,1	1,179	143,555
Brunswick Corp.	1,464	139,475
Buckle, Inc.	3,209	127,044
Whirlpool Corp.	609	124,151
Polaris, Inc.	1,002	119,899
Dolby Laboratories, Inc. — Class A	1,340	117,920
Autoliv, Inc.	1,281	109,807

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 92.3% (continued)
Consumer, Cyclical - 13.5% (continued)
Acushnet Holdings Corp.	2,321	$108,391
MSC Industrial Direct Company, Inc. — Class A1	1,257	100,799
Dick's Sporting Goods, Inc.	823	98,571
Carter's, Inc.	1,007	97,921
Gentherm, Inc.*,1	1,125	91,046
Foot Locker, Inc.	1,870	85,384
Sleep Number Corp.*	856	80,019
Big Lots, Inc.	1,640	71,110
Zumiez, Inc.*	1,750	69,580
NVR, Inc.*	14	67,117
Tesla, Inc.*	84	65,140
WW Grainger, Inc.[1]	150	58,959
Hibbett, Inc.	752	53,196
Jack in the Box, Inc.	529	51,488
O'Reilly Automotive, Inc.*,1	78	47,663
MarineMax, Inc.*	957	46,434
Tri Pointe Homes, Inc.*	2,147	45,130
Williams-Sonoma, Inc.	251	44,510
Home Depot, Inc.[1]	125	41,032
Costco Wholesale Corp.	90	40,441
Walmart, Inc.	278	38,748
NIKE, Inc. — Class B	253	36,743
PulteGroup, Inc.	799	36,690
Total Consumer, Cyclical		3,313,935
Industrial - 12.3%
Snap-on, Inc.[1]	923	192,861
Toro Co.	1,890	184,105
MDU Resources Group, Inc.[1]	6,020	178,613
Sturm Ruger & Company, Inc.[1]	2,277	167,997
Donaldson Company, Inc.[1]	2,718	156,040
Worthington Industries, Inc.	2,935	154,674
Watts Water Technologies, Inc. — Class A	920	154,643
Huntington Ingalls Industries, Inc.	738	142,478
Eagle Materials, Inc.	912	119,618
OSI Systems, Inc.*	1,193	113,096
Keysight Technologies, Inc.*	679	111,553
Vishay Intertechnology, Inc.[1]	5,396	108,406
3M Co.[1]	510	89,464
Owens Corning	996	85,158
Boise Cascade Co.	1,376	74,276
A O Smith Corp.	1,209	73,834
Louisiana-Pacific Corp.	1,121	68,796
Mueller Industries, Inc.	1,637	67,281
Lincoln Electric Holdings, Inc.	507	65,296
Timken Co.	923	60,383
Waters Corp.*,1	161	57,525
Oshkosh Corp.[1]	546	55,894
Albany International Corp. — Class A	693	53,271
Acuity Brands, Inc.	305	52,878
Pentair plc	709	51,495
Hillenbrand, Inc.	1,197	51,052
Sanmina Corp.*	1,290	49,717
Lockheed Martin Corp.	142	49,004
AGCO Corp.	388	47,541
Northrop Grumman Corp.[1]	128	46,100
Fortive Corp.	592	41,777
Sealed Air Corp.	756	41,421
Garmin Ltd.	251	39,021
Masco Corp.[1]	670	37,219
Total Industrial		3,042,487
Technology - 11.4%
Apple, Inc.[1]	1,656	234,324
Microsoft Corp.[1]	816	230,047
CSG Systems International, Inc.	4,281	206,344
Progress Software Corp.	4,082	200,794
Cirrus Logic, Inc.*,1	2,242	184,629
Rambus, Inc.*	8,212	182,306
NetApp, Inc.	1,960	175,930
Oracle Corp.[1]	1,706	148,644
Intel Corp.[1]	2,067	110,130
HP, Inc.[1]	3,857	105,527
Qorvo, Inc.*	590	98,642
Lumentum Holdings, Inc.*	1,103	92,145
Texas Instruments, Inc.[1]	422	81,113
Seagate Technology Holdings plc[1]	959	79,137
Xperi Holding Corp.	3,721	70,104
Dropbox, Inc. — Class A*	2,220	64,868
NVIDIA Corp.	266	55,104
Applied Materials, Inc.	401	51,621
Kulicke & Soffa Industries, Inc.	876	51,053
ExlService Holdings, Inc.*	410	50,479
salesforce.com, Inc.*	156	42,310
Broadcom, Inc.[1]	83	40,249
Intuit, Inc.	73	39,384
Cerner Corp.[1]	550	38,786
Accenture plc — Class A	121	38,710
CommVault Systems, Inc.*	508	38,257
Cadence Design Systems, Inc.*	249	37,709
QUALCOMM, Inc.	285	36,759
Adobe, Inc.*	61	35,119
Total Technology		2,820,224
Communications - 9.1%
Cisco Systems, Inc.[1]	3,953	215,162
TEGNA, Inc.	10,797	212,917
Omnicom Group, Inc.[1]	2,860	207,236
Viavi Solutions, Inc.*,1	11,998	188,848
Alphabet, Inc. — Class C*	66	175,910
Amazon.com, Inc.*,1	46	151,112
Juniper Networks, Inc.[1]	3,325	91,504
Yelp, Inc. — Class A*,1	2,433	90,605
Facebook, Inc. — Class A*,1	263	89,259
Cogent Communications Holdings, Inc.	1,170	82,883
InterDigital, Inc.	1,208	81,926
VeriSign, Inc.*,1	363	74,419
Nexstar Media Group, Inc. — Class A	457	69,445
F5 Networks, Inc.*	346	68,778
World Wrestling Entertainment, Inc. — Class A	1,181	66,443
Arista Networks, Inc.*	176	60,481
Verizon Communications, Inc.[1]	996	53,794
Fox Corp. — Class A	1,298	52,063
Telephone & Data Systems, Inc.[1]	2,536	49,452
Ciena Corp.*	888	45,599
Netflix, Inc.*	70	42,724

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 92.3% (continued)
Communications - 9.1% (continued)
Walt Disney Co.*	234	$39,586
Comcast Corp. — Class A	674	37,697
Total Communications		2,247,843
Utilities - 6.6%
National Fuel Gas Co.	3,984	209,240
IDACORP, Inc.[1]	1,810	187,118
Chesapeake Utilities Corp.	1,475	177,074
MGE Energy, Inc.	2,405	176,768
UGI Corp.[1]	4,141	176,489
American States Water Co.	1,919	164,113
CMS Energy Corp.	2,611	155,955
DTE Energy Co.	1,162	129,807
Southern Co.[1]	1,586	98,284
Public Service Enterprise Group, Inc.[1]	1,535	93,481
Sempra Energy[1]	501	63,376
Total Utilities		1,631,705
Basic Materials - 1.5%
Nucor Corp.	973	95,831
NewMarket Corp.	254	86,048
Reliance Steel & Aluminum Co.	442	62,949
Ingevity Corp.*	662	47,247
Linde plc	132	38,726
Royal Gold, Inc.	368	35,140
Total Basic Materials		365,941
Energy - 0.6%
Equitrans Midstream Corp.	5,702	57,818
Antero Midstream Corp.	4,951	51,590
Exxon Mobil Corp.	760	44,703
Total Energy		154,111
Total Common Stocks
(Cost $21,184,451)		22,763,540

MONEY MARKET FUND† - 5.3%
Invesco Short-Term Investments Trust Treasury Obligations Portfolio Institutional Class, 0.01%[2]	1,313,311	1,313,311
Total Money Market Fund
(Cost $1,313,311)		1,313,311
Total Investments - 97.6%
(Cost $22,497,762)		$24,076,851
Other Assets & Liabilities, net - 2.4%		579,469
Total Net Assets - 100.0%		$24,656,320

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements ††
Goldman Sachs International	GS Equity Custom Basket	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$10,279,225	$325,279

Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	0.48% (Federal Funds Rate + 0.40%)	At Maturity	03/27/24	10,454,169	322,145
						$20,733,394	$647,424
OTC Custom Basket Swap Agreements Sold Short ††
Goldman Sachs International	GS Equity Custom Basket	Pay	(0.12)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$10,028,858	$41,714
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	(0.22)% (Federal Funds Rate - 0.30%)	At Maturity	03/27/24	10,028,871	39,277
						$20,057,729	$80,991

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Innoviva, Inc.	6,231	1.04%	$13,736
Eagle Pharmaceuticals, Inc.	1,313	0.74%	12,920
Bio-Rad Laboratories, Inc. — Class A	86	0.62%	11,070
McKesson Corp.	162	0.31%	10,818
United Therapeutics Corp.	284	0.51%	7,320
Pfizer, Inc.	913	0.38%	7,090
Prestige Consumer Healthcare, Inc.	858	0.47%	7,013
H&R Block, Inc.	3,715	0.90%	6,563
Regeneron Pharmaceuticals, Inc.	50	0.29%	6,177
Enanta Pharmaceuticals, Inc.	407	0.22%	6,079
Thermo Fisher Scientific, Inc.	33	0.18%	5,867
Blueprint Medicines Corp.	419	0.42%	5,809
Molson Coors Beverage Co. — Class B	694	0.31%	5,518
Coherus Biosciences, Inc.	3,199	0.50%	4,038
Johnson & Johnson	131	0.21%	4,009
UnitedHealth Group, Inc.	46	0.17%	3,701
Procter & Gamble Co.	133	0.18%	3,623
Abbott Laboratories	149	0.17%	3,056
PerkinElmer, Inc.	266	0.45%	2,856
Quest Diagnostics, Inc.	613	0.87%	2,190
Gilead Sciences, Inc.	1,398	0.95%	1,715
Hershey Co.	114	0.19%	1,571
Vector Group Ltd.	1,289	0.16%	1,332
Zoetis, Inc.	113	0.21%	955
Hologic, Inc.	950	0.68%	900
Bruker Corp.	320	0.24%	655
Amgen, Inc.	341	0.71%	447
Merck & Company, Inc.	884	0.65%	84
AbbVie, Inc.	172	0.18%	(602)
Exelixis, Inc.	1,480	0.30%	(609)
Vanda Pharmaceuticals, Inc.	2,919	0.49%	(790)
PepsiCo, Inc.	122	0.18%	(822)
EVERTEC, Inc.	1,586	0.71%	(1,066)
Grand Canyon Education, Inc.	272	0.23%	(1,271)
Sage Therapeutics, Inc.	528	0.23%	(1,303)
Coca-Cola Co.	339	0.17%	(1,564)
Danaher Corp.	57	0.17%	(1,590)
Perdoceo Education Corp.	6,310	0.65%	(1,755)
PayPal Holdings, Inc.	66	0.17%	(1,946)
Eli Lilly & Co.	73	0.16%	(2,131)
Amphastar Pharmaceuticals, Inc.	1,918	0.35%	(2,234)
Vertex Pharmaceuticals, Inc.	159	0.28%	(2,273)
Laboratory Corporation of America Holdings	107	0.29%	(2,509)
Philip Morris International, Inc.	717	0.66%	(2,731)
Corcept Therapeutics, Inc.	2,197	0.42%	(4,445)
USANA Health Sciences, Inc.	818	0.73%	(5,243)
John B Sanfilippo & Son, Inc.	1,129	0.90%	(5,985)
Bristol-Myers Squibb Co.	1,577	0.91%	(6,857)
Incyte Corp.	604	0.40%	(7,385)
Herbalife Nutrition Ltd.	890	0.37%	(8,662)
Total Consumer, Non-cyclical			73,339
Consumer, Cyclical
AutoZone, Inc.	58	0.96%	23,742
AutoNation, Inc.	544	0.64%	19,550
Gentherm, Inc.	519	0.41%	18,053
O'Reilly Automotive, Inc.	36	0.21%	5,235
Brunswick Corp.	676	0.63%	5,004
Home Depot, Inc.	58	0.19%	4,950
Gentex Corp.	3,080	0.99%	3,987
Dick's Sporting Goods, Inc.	380	0.44%	2,588
Cummins, Inc.	360	0.79%	1,574
Yum! Brands, Inc.	713	0.85%	1,543
Tesla, Inc.	38	0.29%	1,519
PulteGroup, Inc.	369	0.16%	554
Sleep Number Corp.	395	0.36%	533
MarineMax, Inc.	442	0.21%	(173)
NVR, Inc.	6	0.28%	(197)
Buckle, Inc.	1,481	0.57%	(457)
Williams-Sonoma, Inc.	116	0.20%	(484)
Costco Wholesale Corp.	41	0.18%	(532)
MSC Industrial Direct Company, Inc. — Class A	580	0.45%	(685)
Zumiez, Inc.	807	0.31%	(1,065)
Walmart, Inc.	128	0.17%	(1,258)
Tri Pointe Homes, Inc.	991	0.20%	(1,433)
Polaris, Inc.	462	0.54%	(1,905)
NIKE, Inc. — Class B	117	0.17%	(2,166)
WW Grainger, Inc.	69	0.26%	(2,244)
Jack in the Box, Inc.	244	0.23%	(2,630)
Carter's, Inc.	464	0.44%	(2,632)
Dolby Laboratories, Inc. — Class A	618	0.53%	(3,121)
Autoliv, Inc.	591	0.49%	(3,153)
Big Lots, Inc.	757	0.32%	(3,441)
Acushnet Holdings Corp.	1,071	0.49%	(3,678)
Whirlpool Corp.	281	0.56%	(6,295)
Allison Transmission Holdings, Inc.	2,037	0.70%	(8,762)
Hibbett, Inc.	347	0.24%	(9,494)
Foot Locker, Inc.	863	0.38%	(10,192)
Total Consumer, Cyclical			22,835
Communications
Alphabet, Inc. — Class C	30	0.78%	37,011
Amazon.com, Inc.	21	0.67%	18,800
Facebook, Inc. — Class A	121	0.40%	16,162
Cisco Systems, Inc.	1,824	0.97%	8,163
Viavi Solutions, Inc.	5,537	0.85%	5,966
Juniper Networks, Inc.	1,535	0.41%	5,570
Ciena Corp.	409	0.20%	2,176
VeriSign, Inc.	167	0.33%	1,962
Walt Disney Co.	99	0.16%	1,496
Fox Corp. — Class A	599	0.23%	1,459
F5 Networks, Inc.	160	0.31%	999
Netflix, Inc.	32	0.19%	622
Nexstar Media Group, Inc. — Class A	211	0.31%	395

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
World Wrestling Entertainment, Inc. — Class A	545	0.30%	$(749)
Verizon Communications, Inc.	460	0.24%	(846)
InterDigital, Inc.	557	0.37%	(897)
Yelp, Inc. — Class A	1,123	0.41%	(1,599)
Arista Networks, Inc.	81	0.27%	(1,652)
Comcast Corp. — Class A	311	0.17%	(1,783)
Cogent Communications Holdings, Inc.	540	0.37%	(3,017)
Telephone & Data Systems, Inc.	1,170	0.22%	(4,467)
Omnicom Group, Inc.	1,320	0.93%	(4,620)
Total Communications			81,151
Financial
Synchrony Financial	2,050	0.97%	10,908
Allstate Corp.	432	0.54%	9,871
Berkshire Hathaway, Inc. — Class B	95	0.25%	7,307
Houlihan Lokey, Inc.	543	0.49%	5,407
Travelers Companies, Inc.	120	0.18%	4,087
Jefferies Financial Group, Inc.	807	0.29%	4,039
Raymond James Financial, Inc.	879	0.79%	3,248
Stewart Information Services Corp.	1,248	0.77%	2,324
Visa, Inc. — Class A	86	0.19%	2,142
Marsh & McLennan Companies, Inc.	121	0.18%	1,589
Janus Henderson Group plc	882	0.35%	1,384
Enstar Group Ltd.	431	0.98%	847
Mastercard, Inc. — Class A	56	0.19%	749
MGIC Investment Corp.	1,621	0.24%	543
Capital One Financial Corp.	143	0.23%	374
First American Financial Corp.	397	0.26%	360
Federated Hermes, Inc. — Class B	1,186	0.37%	99
Markel Corp.	25	0.29%	(272)
Discover Financial Services	449	0.54%	(308)
Radian Group, Inc.	1,620	0.36%	(453)
Everest Re Group Ltd.	156	0.38%	(536)
Progressive Corp.	201	0.18%	(594)
Safety Insurance Group, Inc.	1,192	0.92%	(778)
Industrial Logistics Properties Trust	697	0.17%	(1,073)
Arch Capital Group Ltd.	1,191	0.44%	(1,116)
Brandywine Realty Trust	3,503	0.46%	(1,158)
SEI Investments Co.	572	0.33%	(1,545)
Artisan Partners Asset Management, Inc. — Class A	429	0.20%	(1,649)
Interactive Brokers Group, Inc. — Class A	789	0.48%	(2,003)
Piper Sandler Cos.	401	0.54%	(2,155)
BankUnited, Inc.	1,290	0.52%	(2,161)
OneMain Holdings, Inc.	1,060	0.57%	(2,588)
AMERISAFE, Inc.	1,268	0.69%	(2,611)
Essent Group Ltd.	1,004	0.43%	(3,074)
Affiliated Managers Group, Inc.	252	0.37%	(3,097)
Evercore, Inc. — Class A	636	0.83%	(3,985)
Hanover Insurance Group, Inc.	627	0.79%	(5,301)
Mercury General Corp.	1,646	0.89%	(6,744)
Old Republic International Corp.	3,793	0.85%	(9,899)
Total Financial			2,178
Energy
Equitrans Midstream Corp.	2,631	0.26%	3,001
Exxon Mobil Corp.	350	0.20%	1,366
Antero Midstream Corp.	2,285	0.23%	(39)
Total Energy			4,328
Technology
Apple, Inc.	764	1.06%	47,850
Microsoft Corp.	376	1.03%	39,180
NetApp, Inc.	904	0.79%	13,733
Seagate Technology Holdings plc	442	0.35%	12,318
Texas Instruments, Inc.	194	0.36%	9,733
NVIDIA Corp.	122	0.25%	7,101
HP, Inc.	1,780	0.47%	6,562
CSG Systems International, Inc.	1,976	0.93%	5,160
Oracle Corp.	787	0.67%	4,758
Progress Software Corp.	1,884	0.90%	4,020
Accenture plc — Class A	56	0.17%	3,531
ExlService Holdings, Inc.	189	0.23%	2,972
Cadence Design Systems, Inc.	114	0.17%	2,576
Broadcom, Inc.	38	0.18%	2,571
Intel Corp.	954	0.49%	2,337
Cirrus Logic, Inc.	1,034	0.83%	1,835
QUALCOMM, Inc.	131	0.16%	1,594
Intuit, Inc.	33	0.17%	328
salesforce.com, Inc.	72	0.19%	314
Cerner Corp.	253	0.17%	125
Lumentum Holdings, Inc.	509	0.41%	(410)
Rambus, Inc.	3,790	0.82%	(569)
Applied Materials, Inc.	185	0.23%	(1,281)
CommVault Systems, Inc.	234	0.17%	(2,062)
Adobe, Inc.	28	0.16%	(2,658)
Dropbox, Inc. — Class A	1,025	0.29%	(3,265)
Xperi Holding Corp.	1,717	0.31%	(3,660)
Qorvo, Inc.	272	0.44%	(5,409)
Kulicke & Soffa Industries, Inc.	404	0.23%	(6,118)
Total Technology			143,166
Industrial
Watts Water Technologies, Inc. — Class A	424	0.69%	10,630
Waters Corp.	74	0.26%	9,745
AGCO Corp.	179	0.21%	8,863
Acuity Brands, Inc.	141	0.24%	8,551
Owens Corning	459	0.38%	6,662
Oshkosh Corp.	252	0.25%	5,793
Lincoln Electric Holdings, Inc.	234	0.29%	4,652
Northrop Grumman Corp.	59	0.21%	3,580
Snap-on, Inc.	426	0.87%	2,664

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Vishay Intertechnology, Inc.	2,490	0.49%	$1,932
Pentair plc	327	0.23%	1,730
Sealed Air Corp.	349	0.19%	1,417
Garmin Ltd.	116	0.18%	1,324
3M Co.	235	0.40%	1,030
Timken Co.	426	0.27%	644
Keysight Technologies, Inc.	313	0.50%	423
Louisiana-Pacific Corp.	517	0.31%	94
Fortive Corp.	273	0.19%	23
Masco Corp.	309	0.17%	(71)
Lockheed Martin Corp.	65	0.22%	(119)
Albany International Corp. — Class A	320	0.24%	(168)
Sanmina Corp.	595	0.22%	(808)
OSI Systems, Inc.	550	0.51%	(1,582)
Mueller Industries, Inc.	755	0.30%	(1,769)
Sturm Ruger & Company, Inc.	1,051	0.75%	(2,843)
Hillenbrand, Inc.	552	0.23%	(3,127)
Boise Cascade Co.	635	0.33%	(3,981)
Huntington Ingalls Industries, Inc.	340	0.64%	(4,165)
A O Smith Corp.	558	0.33%	(4,661)
Donaldson Company, Inc.	1,254	0.70%	(5,311)
Worthington Industries, Inc.	1,354	0.69%	(7,970)
Toro Co.	872	0.83%	(7,990)
Eagle Materials, Inc.	421	0.54%	(8,207)
MDU Resources Group, Inc.	2,778	0.80%	(9,337)
Total Industrial			7,648
Basic Materials
NewMarket Corp.	117	0.39%	563
Linde plc	61	0.17%	(1,362)
Royal Gold, Inc.	169	0.16%	(3,038)
Ingevity Corp.	305	0.21%	(3,555)
Reliance Steel & Aluminum Co.	204	0.28%	(6,211)
Nucor Corp.	449	0.43%	(7,383)
Total Basic Materials			(20,986)
Utilities
UGI Corp.	1,911	0.79%	5,218
IDACORP, Inc.	835	0.84%	4,577
Public Service Enterprise Group, Inc.	708	0.42%	4,191
Southern Co.	732	0.44%	3,665
American States Water Co.	886	0.74%	1,922
Sempra Energy	231	0.28%	(50)
DTE Energy Co.	495	0.54%	(408)
CMS Energy Corp.	1,205	0.70%	(1,159)
National Fuel Gas Co.	1,839	0.94%	(1,194)
Chesapeake Utilities Corp.	680	0.79%	(1,464)
MGE Energy, Inc.	1,110	0.79%	(3,678)
Total Utilities			11,620
Total GS Equity Long Custom Basket			$325,279

GS EQUITY SHORT CUSTOM BASKET
Industrial
Stericycle, Inc.	2,505	(1.70)%	$14,652
Jacobs Engineering Group, Inc.	1,453	(1.92)%	10,229
US Ecology, Inc.	1,675	(0.54)%	9,000
Harsco Corp.	4,778	(0.81)%	5,912
Boeing Co.	711	(1.56)%	5,314
TransDigm Group, Inc.	105	(0.65)%	884
General Electric Co.	383	(0.39)%	(431)
Waste Management, Inc.	1,244	(1.85)%	(15,503)
Republic Services, Inc. — Class A	1,568	(1.88)%	(17,145)
Tetra Tech, Inc.	500	(0.74)%	(21,695)
Casella Waste Systems, Inc. — Class A	2,293	(1.74)%	(40,088)
Total Industrial			(48,871)
Utilities
ONE Gas, Inc.	2,234	(1.41)%	30,218
Atmos Energy Corp.	2,035	(1.79)%	24,870
Edison International	3,362	(1.86)%	8,097
CenterPoint Energy, Inc.	2,061	(0.51)%	2,629
Total Utilities			65,814
Financial
Americold Realty Trust	4,562	(1.30)%	41,121
Digital Realty Trust, Inc.	1,037	(1.46)%	14,531
JBG SMITH Properties	3,991	(1.18)%	13,399
Safehold, Inc.	869	(0.62)%	11,464
Crown Castle International Corp.	257	(0.44)%	5,378
State Street Corp.	2,122	(1.79)%	4,219
Equitable Holdings, Inc.	3,017	(0.89)%	4,104
CyrusOne, Inc.	1,190	(0.92)%	3,812
Healthpeak Properties, Inc.	3,357	(1.12)%	3,150
Ventas, Inc.	855	(0.47)%	3,146
Welltower, Inc.	2,286	(1.88)%	3,141
Apartment Income REIT Corp.	772	(0.38)%	2,413
Alexandria Real Estate Equities, Inc.	639	(1.22)%	2,143
Host Hotels & Resorts, Inc.	11,841	(1.93)%	376
Wells Fargo & Co.	1,032	(0.48)%	(1,112)
Lincoln National Corp.	1,374	(0.94)%	(1,283)
Bank of America Corp.	3,117	(1.32)%	(2,181)
Outfront Media, Inc.	3,572	(0.90)%	(2,837)
JPMorgan Chase & Co.	687	(1.12)%	(2,869)
Sunstone Hotel Investors, Inc.	11,704	(1.39)%	(3,045)
Pebblebrook Hotel Trust	4,340	(0.97)%	(3,372)
Apple Hospitality REIT, Inc.	3,749	(0.59)%	(3,563)
Howard Hughes Corp.	1,090	(0.95)%	(3,710)
Comerica, Inc.	927	(0.74)%	(6,334)
Equinix, Inc.	219	(1.73)%	(9,561)
UDR, Inc.	3,233	(1.71)%	(10,418)
Western Alliance Bancorporation	973	(1.06)%	(10,831)
First Republic Bank	549	(1.06)%	(10,893)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Rayonier, Inc.	2,445	(0.87)%	$(12,147)
Rexford Industrial Realty, Inc.	1,935	(1.09)%	(27,126)
Sun Communities, Inc.	881	(1.63)%	(36,908)
Total Financial			(35,793)
Energy
Schlumberger N.V.	3,651	(1.08)%	19,522
Sunrun, Inc.	1,156	(0.51)%	2,015
Helmerich & Payne, Inc.	1,511	(0.41)%	(956)
Phillips 66	2,701	(1.89)%	(2,231)
NOV, Inc.	3,035	(0.40)%	(2,637)
Hess Corp.	610	(0.48)%	(5,087)
Pioneer Natural Resources Co.	1,220	(2.03)%	(9,331)
Patterson-UTI Energy, Inc.	8,484	(0.76)%	(10,558)
Valero Energy Corp.	2,921	(2.06)%	(18,458)
Devon Energy Corp.	1,919	(0.68)%	(19,718)
Range Resources Corp.	3,934	(0.89)%	(20,773)
Halliburton Co.	9,032	(1.95)%	(21,402)
Diamondback Energy, Inc.	1,118	(1.06)%	(22,123)
Total Energy			(111,737)
Consumer, Cyclical
United Airlines Holdings, Inc.	4,293	(2.04)%	18,240
JetBlue Airways Corp.	10,281	(1.57)%	17,161
Freshpet, Inc.	613	(0.87)%	10,310
DraftKings, Inc. — Class A	797	(0.38)%	9,932
Delta Air Lines, Inc.	4,885	(2.08)%	6,432
Alaska Air Group, Inc.	2,379	(1.39)%	4,582
Southwest Airlines Co.	3,211	(1.65)%	3,435
Spirit Airlines, Inc.	2,621	(0.68)%	3,274
American Airlines Group, Inc.	9,735	(1.99)%	(10,946)
Royal Caribbean Cruises Ltd.	1,208	(1.07)%	(11,922)
Total Consumer, Cyclical			50,498
Technology
Clarivate plc	4,414	(0.96)%	20,870
Coupa Software, Inc.	334	(0.73)%	15,711
DocuSign, Inc.	161	(0.41)%	8,356
Splunk, Inc.	442	(0.64)%	6,015
Twilio, Inc. — Class A	125	(0.40)%	5,975
Everbridge, Inc.	341	(0.51)%	5,246
KBR, Inc.	4,979	(1.96)%	3,071
Zscaler, Inc.	205	(0.54)%	(82)
Smartsheet, Inc. — Class A	567	(0.39)%	(2,598)
Ceridian HCM Holding, Inc.	579	(0.65)%	(10,989)
Total Technology			51,575
Consumer, Non-cyclical
Teladoc Health, Inc.	847	(1.07)%	14,960
ManpowerGroup, Inc.	1,200	(1.30)%	13,509
Brink's Co.	715	(0.45)%	9,276
Guardant Health, Inc.	849	(1.06)%	1,491
CoStar Group, Inc.	2,304	(1.98)%	1,433
Sysco Corp.	694	(0.54)%	(690)
Total Consumer, Non-cyclical			39,979
Communications
Okta, Inc.	362	(0.86)%	8,467
Uber Technologies, Inc.	2,218	(0.99)%	5,001
Chewy, Inc. — Class A	543	(0.37)%	4,738
Anaplan, Inc.	897	(0.54)%	1,512
Lyft, Inc. — Class A	1,308	(0.70)%	(7,503)
Total Communications			$12,215
Basic Materials
International Flavors & Fragrances, Inc.	1,146	(1.53)%	18,034
Total GS Equity Short Custom Basket			$41,714

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Watts Water Technologies, Inc. — Class A	424	0.68%	$10,591
Waters Corp.	74	0.25%	9,757
AGCO Corp.	179	0.21%	8,882
Acuity Brands, Inc.	141	0.23%	8,518
Owens Corning	459	0.38%	6,631
Oshkosh Corp.	252	0.25%	6,383
Lincoln Electric Holdings, Inc.	234	0.29%	4,697
Northrop Grumman Corp.	59	0.20%	3,576
Snap-on, Inc.	426	0.85%	2,880
Vishay Intertechnology, Inc.	2,490	0.48%	1,974
Pentair plc	327	0.23%	1,748
Sealed Air Corp.	349	0.18%	1,403
Garmin Ltd.	116	0.17%	1,292
3M Co.	235	0.39%	1,019
Timken Co.	426	0.27%	600
Keysight Technologies, Inc.	313	0.49%	417
Louisiana-Pacific Corp.	517	0.30%	109
Fortive Corp.	273	0.18%	26
Masco Corp.	309	0.16%	(64)
Lockheed Martin Corp.	65	0.21%	(143)
Albany International Corp. — Class A	320	0.24%	(162)
Sanmina Corp.	595	0.22%	(809)
OSI Systems, Inc.	550	0.50%	(1,590)
Mueller Industries, Inc.	755	0.30%	(1,718)
Sturm Ruger & Company, Inc.	1,051	0.74%	(2,822)
Hillenbrand, Inc.	552	0.23%	(3,127)
Boise Cascade Co.	635	0.33%	(3,912)
Huntington Ingalls Industries, Inc.	340	0.63%	(4,121)
A O Smith Corp.	558	0.33%	(4,640)
Donaldson Company, Inc.	1,254	0.69%	(5,261)
Worthington Industries, Inc.	1,354	0.68%	(7,806)
Toro Co.	872	0.81%	(7,898)
Eagle Materials, Inc.	421	0.53%	(8,103)
MDU Resources Group, Inc.	2,778	0.79%	(9,314)
Total Industrial			9,013
Consumer, Cyclical
AutoZone, Inc.	58	0.94%	23,698
AutoNation, Inc.	544	0.63%	19,559
Gentherm, Inc.	519	0.40%	18,022
Home Depot, Inc.	58	0.18%	5,246
O'Reilly Automotive, Inc.	36	0.21%	5,188
Brunswick Corp.	676	0.62%	5,034
Gentex Corp.	3,080	0.97%	3,973
Dick's Sporting Goods, Inc.	380	0.44%	2,609
Cummins, Inc.	360	0.77%	1,545
Yum! Brands, Inc.	713	0.83%	1,496
Tesla, Inc.	38	0.28%	1,227
PulteGroup, Inc.	369	0.16%	540
Sleep Number Corp.	395	0.35%	508
MarineMax, Inc.	442	0.21%	(154)
NVR, Inc.	6	0.28%	(206)
Buckle, Inc.	1,481	0.56%	(351)
Williams-Sonoma, Inc.	116	0.20%	(466)
Costco Wholesale Corp.	41	0.18%	(540)
MSC Industrial Direct Company, Inc. — Class A	580	0.44%	(654)
Zumiez, Inc.	807	0.31%	(658)
Walmart, Inc.	128	0.17%	(1,255)
Tri Pointe Homes, Inc.	991	0.20%	(1,401)
Polaris, Inc.	462	0.53%	(1,927)
NIKE, Inc. — Class B	117	0.16%	(2,159)
WW Grainger, Inc.	69	0.26%	(2,289)
Carter's, Inc.	464	0.43%	(2,651)
Jack in the Box, Inc.	244	0.23%	(2,753)
Autoliv, Inc.	591	0.48%	(3,108)
Dolby Laboratories, Inc. — Class A	618	0.52%	(3,155)
Big Lots, Inc.	757	0.31%	(3,303)
Acushnet Holdings Corp.	1,071	0.48%	(3,701)
Whirlpool Corp.	281	0.55%	(6,310)
Allison Transmission Holdings, Inc.	2,037	0.69%	(8,680)
Hibbett, Inc.	347	0.23%	(9,456)
Foot Locker, Inc.	863	0.38%	(10,177)
Total Consumer, Cyclical			23,291
Financial
Synchrony Financial	2,050	0.96%	10,948
Allstate Corp.	432	0.53%	9,822
Berkshire Hathaway, Inc. — Class B	95	0.25%	7,347
Houlihan Lokey, Inc.	543	0.48%	5,316
Jefferies Financial Group, Inc.	807	0.29%	4,118
Travelers Companies, Inc.	120	0.17%	4,117
Raymond James Financial, Inc.	879	0.78%	3,324
Stewart Information Services Corp.	1,248	0.76%	2,309
Visa, Inc. — Class A	86	0.18%	2,111
Marsh & McLennan Companies, Inc.	121	0.18%	1,579
Janus Henderson Group plc	882	0.35%	1,378
Mastercard, Inc. — Class A	56	0.19%	730
MGIC Investment Corp.	1,621	0.23%	608
Capital One Financial Corp.	143	0.22%	391
First American Financial Corp.	397	0.25%	357
Enstar Group Ltd.	371	0.83%	257
Federated Hermes, Inc. — Class B	1,186	0.37%	35
Markel Corp.	25	0.29%	(239)
Discover Financial Services	449	0.53%	(250)
Radian Group, Inc.	1,620	0.35%	(390)
Everest Re Group Ltd.	156	0.37%	(524)
Progressive Corp.	201	0.17%	(602)
Safety Insurance Group, Inc.	1,192	0.90%	(791)
Industrial Logistics Properties Trust	697	0.17%	(1,080)
Arch Capital Group Ltd.	1,191	0.43%	(1,088)
Brandywine Realty Trust	3,503	0.45%	(1,161)
SEI Investments Co.	572	0.32%	(1,547)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Artisan Partners Asset Management, Inc. — Class A	429	0.20%	$(1,657)
Interactive Brokers Group, Inc. — Class A	789	0.47%	(1,960)
BankUnited, Inc.	1,290	0.52%	(2,049)
Piper Sandler Cos.	401	0.53%	(2,181)
OneMain Holdings, Inc.	1,060	0.56%	(2,560)
AMERISAFE, Inc.	1,268	0.68%	(2,611)
Essent Group Ltd.	1,004	0.42%	(2,974)
Affiliated Managers Group, Inc.	252	0.36%	(3,057)
Evercore, Inc. — Class A	636	0.81%	(3,875)
Hanover Insurance Group, Inc.	627	0.78%	(5,269)
Mercury General Corp.	1,646	0.88%	(6,578)
Old Republic International Corp.	3,793	0.84%	(9,892)
Goldman Sachs Group, Inc.	500	1.81%	(13,227)
Total Financial			(10,815)
Technology
Apple, Inc.	764	1.03%	48,651
Microsoft Corp.	376	1.01%	42,653
NetApp, Inc.	904	0.78%	13,723
Seagate Technology Holdings plc	442	0.35%	12,320
Texas Instruments, Inc.	194	0.36%	9,724
NVIDIA Corp.	122	0.24%	7,120
HP, Inc.	1,780	0.47%	6,557
CSG Systems International, Inc.	1,976	0.91%	5,289
Oracle Corp.	787	0.66%	4,989
Progress Software Corp.	1,884	0.89%	3,993
Accenture plc — Class A	56	0.17%	3,600
ExlService Holdings, Inc.	189	0.22%	3,001
Broadcom, Inc.	38	0.18%	2,617
Cadence Design Systems, Inc.	114	0.17%	2,560
Cirrus Logic, Inc.	1,034	0.81%	1,987
QUALCOMM, Inc.	131	0.16%	1,623
Intel Corp.	954	0.49%	1,035
Intuit, Inc.	33	0.17%	352
salesforce.com, Inc.	72	0.19%	317
Cerner Corp.	253	0.17%	121
Lumentum Holdings, Inc.	509	0.41%	(415)
Rambus, Inc.	3,790	0.80%	(453)
Applied Materials, Inc.	185	0.23%	(1,269)
CommVault Systems, Inc.	234	0.17%	(2,019)
Adobe, Inc.	28	0.15%	(2,668)
Dropbox, Inc. — Class A	1,025	0.29%	(3,259)
Xperi Holding Corp.	1,717	0.31%	(3,467)
Qorvo, Inc.	272	0.44%	(5,289)
Kulicke & Soffa Industries, Inc.	404	0.23%	(6,157)
Total Technology			147,236
Consumer, Non-cyclical
Innoviva, Inc.	6,231	1.00%	13,862
McKesson Corp.	162	0.31%	13,555
Eagle Pharmaceuticals, Inc.	1,313	0.70%	13,198
Bio-Rad Laboratories, Inc. — Class A	86	0.61%	11,105
Pfizer, Inc.	913	0.38%	8,535
United Therapeutics Corp.	284	0.50%	7,302
Prestige Consumer Healthcare, Inc.	858	0.46%	7,023
H&R Block, Inc.	3,715	0.89%	6,548
Regeneron Pharmaceuticals, Inc.	50	0.29%	6,179
Enanta Pharmaceuticals, Inc.	407	0.22%	6,075
Thermo Fisher Scientific, Inc.	33	0.18%	6,040
Blueprint Medicines Corp.	419	0.41%	5,810
Molson Coors Beverage Co. — Class B	694	0.31%	5,558
Procter & Gamble Co.	133	0.18%	4,393
Johnson & Johnson	131	0.20%	4,012
Coherus Biosciences, Inc.	3,199	0.49%	3,991
UnitedHealth Group, Inc.	46	0.17%	3,725
Abbott Laboratories	149	0.17%	3,190
PerkinElmer, Inc.	266	0.44%	2,849
Quest Diagnostics, Inc.	613	0.85%	2,134
Gilead Sciences, Inc.	1,398	0.93%	1,692
Hershey Co.	114	0.18%	1,555
Vector Group Ltd.	1,289	0.16%	1,338
Zoetis, Inc.	113	0.21%	937
Hologic, Inc.	950	0.67%	876
Bruker Corp.	320	0.24%	653
Merck & Company, Inc.	884	0.64%	71
AbbVie, Inc.	172	0.18%	(601)
Exelixis, Inc.	1,480	0.30%	(620)
Vanda Pharmaceuticals, Inc.	2,919	0.48%	(709)
PepsiCo, Inc.	122	0.18%	(805)
Amgen, Inc.	341	0.69%	(948)
EVERTEC, Inc.	1,586	0.69%	(949)
Sage Therapeutics, Inc.	528	0.22%	(1,125)
Grand Canyon Education, Inc.	272	0.23%	(1,283)
Coca-Cola Co.	339	0.17%	(1,577)
Danaher Corp.	57	0.17%	(1,605)
Perdoceo Education Corp.	6,310	0.64%	(1,666)
PayPal Holdings, Inc.	66	0.16%	(1,929)
Eli Lilly & Co.	73	0.16%	(2,126)
Amphastar Pharmaceuticals, Inc.	1,918	0.35%	(2,200)
Vertex Pharmaceuticals, Inc.	159	0.28%	(2,392)
Laboratory Corporation of America Holdings	107	0.29%	(2,608)
Philip Morris International, Inc.	717	0.65%	(2,799)
Corcept Therapeutics, Inc.	2,197	0.41%	(4,328)
USANA Health Sciences, Inc.	818	0.72%	(5,250)
John B Sanfilippo & Son, Inc.	1,129	0.88%	(5,934)
Bristol-Myers Squibb Co.	1,577	0.89%	(6,909)
Incyte Corp.	604	0.40%	(7,411)
Herbalife Nutrition Ltd.	890	0.36%	(8,716)
Total Consumer, Non-cyclical			77,716
Communications
Alphabet, Inc. — Class C	30	0.76%	35,572
Amazon.com, Inc.	21	0.66%	18,892

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Facebook, Inc. — Class A	121	0.39%	$16,166
Cisco Systems, Inc.	1,824	0.95%	8,189
Viavi Solutions, Inc.	5,537	0.83%	6,195
Juniper Networks, Inc.	1,535	0.40%	5,527
Ciena Corp.	409	0.20%	2,138
VeriSign, Inc.	167	0.33%	1,958
Walt Disney Co.	99	0.16%	1,479
Fox Corp. — Class A	599	0.23%	1,468
F5 Networks, Inc.	160	0.30%	1,022
Netflix, Inc.	32	0.19%	625
Nexstar Media Group, Inc. — Class A	211	0.31%	408
World Wrestling Entertainment, Inc. — Class A	545	0.29%	(766)
Verizon Communications, Inc.	460	0.24%	(849)
InterDigital, Inc.	557	0.36%	(896)
Arista Networks, Inc.	81	0.27%	(1,631)
Yelp, Inc. — Class A	1,123	0.40%	(1,683)
Comcast Corp. — Class A	311	0.17%	(1,761)
Cogent Communications Holdings, Inc.	540	0.37%	(3,034)
Omnicom Group, Inc.	1,320	0.91%	(3,967)
Telephone & Data Systems, Inc.	1,170	0.22%	(4,432)
Total Communications			80,620
Basic Materials
NewMarket Corp.	117	0.38%	575
Linde plc	61	0.17%	(1,343)
Royal Gold, Inc.	169	0.15%	(3,034)
Ingevity Corp.	305	0.21%	(3,560)
Reliance Steel & Aluminum Co.	204	0.28%	(6,219)
Nucor Corp.	449	0.42%	(7,347)
Total Basic Materials			(20,928)
Utilities
UGI Corp.	1,911	0.78%	5,232
IDACORP, Inc.	835	0.83%	4,520
Public Service Enterprise Group, Inc.	708	0.41%	4,205
Southern Co.	732	0.43%	3,864
American States Water Co.	886	0.72%	1,989
Sempra Energy	231	0.28%	(51)
DTE Energy Co.	495	0.53%	(584)
National Fuel Gas Co.	1,839	0.92%	(1,133)
CMS Energy Corp.	1,205	0.69%	(1,340)
Chesapeake Utilities Corp.	680	0.78%	(1,419)
MGE Energy, Inc.	1,110	0.78%	(3,630)
Total Utilities			11,653
Energy
Equitrans Midstream Corp.	2,631	0.26%	3,019
Exxon Mobil Corp.	350	0.20%	1,407
Antero Midstream Corp.	2,285	0.23%	(67)
Total Energy			4,359
Total MS Equity Long Custom Basket			$322,145

MS EQUITY SHORT CUSTOM BASKET
Financial
Americold Realty Trust	4,562	(1.29)%	41,534
Digital Realty Trust, Inc.	1,037	(1.46)%	14,519
JBG SMITH Properties	3,991	(1.18)%	13,367
Safehold, Inc.	869	(0.62)%	11,654
Crown Castle International Corp.	257	(0.44)%	5,367
State Street Corp.	2,122	(1.79)%	4,135
Equitable Holdings, Inc.	3,017	(0.89)%	4,036
CyrusOne, Inc.	1,190	(0.92)%	3,935
Healthpeak Properties, Inc.	3,357	(1.12)%	3,181
Welltower, Inc.	2,286	(1.88)%	3,173
Ventas, Inc.	855	(0.47)%	3,169
Apartment Income REIT Corp.	772	(0.38)%	2,414
Alexandria Real Estate Equities, Inc.	639	(1.22)%	2,226
Host Hotels & Resorts, Inc.	11,841	(1.93)%	531
Wells Fargo & Co.	1,032	(0.48)%	(1,114)
Lincoln National Corp.	1,374	(0.94)%	(1,587)
Bank of America Corp.	3,117	(1.32)%	(2,198)
Sunstone Hotel Investors, Inc.	11,704	(1.39)%	(2,671)
JPMorgan Chase & Co.	687	(1.12)%	(2,723)
Outfront Media, Inc.	3,572	(0.90)%	(2,862)
Pebblebrook Hotel Trust	4,340	(0.97)%	(3,262)
Apple Hospitality REIT, Inc.	3,749	(0.59)%	(3,580)
Howard Hughes Corp.	1,090	(0.95)%	(3,863)
Comerica, Inc.	927	(0.74)%	(6,372)
Equinix, Inc.	219	(1.73)%	(9,493)
UDR, Inc.	3,233	(1.71)%	(10,492)
Western Alliance Bancorporation	973	(1.06)%	(10,789)
First Republic Bank	549	(1.06)%	(10,813)
Rayonier, Inc.	2,445	(0.87)%	(12,185)
Rexford Industrial Realty, Inc.	1,935	(1.09)%	(31,004)
Sun Communities, Inc.	881	(1.63)%	(41,007)
Total Financial			(42,774)
Industrial
Stericycle, Inc.	2,505	(1.70)%	14,656
Jacobs Engineering Group, Inc.	1,453	(1.92)%	10,223
US Ecology, Inc.	1,675	(0.54)%	8,980
Harsco Corp.	4,778	(0.81)%	5,959
Boeing Co.	711	(1.56)%	5,451
TransDigm Group, Inc.	105	(0.65)%	879
General Electric Co.	383	(0.39)%	(409)
Waste Management, Inc.	1,244	(1.85)%	(15,489)
Republic Services, Inc. — Class A	1,568	(1.88)%	(16,814)
Tetra Tech, Inc.	500	(0.74)%	(21,712)
Casella Waste Systems, Inc. — Class A	2,293	(1.74)%	(40,079)
Total Industrial			(48,355)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Okta, Inc.	362	(0.86)%	$8,514
Uber Technologies, Inc.	2,218	(0.99)%	4,966
Chewy, Inc. — Class A	543	(0.37)%	4,781
Anaplan, Inc.	897	(0.54)%	1,542
Lyft, Inc. — Class A	1,308	(0.70)%	(7,419)
Total Communications			12,384
Consumer, Non-cyclical
Teladoc Health, Inc.	847	(1.07)%	15,015
ManpowerGroup, Inc.	1,200	(1.30)%	13,584
Brink's Co.	715	(0.45)%	9,311
CoStar Group, Inc.	2,304	(1.98)%	1,576
Guardant Health, Inc.	849	(1.06)%	1,502
Sysco Corp.	694	(0.54)%	(734)
Total Consumer, Non-cyclical			40,254
Technology
Clarivate plc	4,414	(0.96)%	20,878
Coupa Software, Inc.	334	(0.73)%	15,802
DocuSign, Inc.	161	(0.41)%	8,465
Splunk, Inc.	442	(0.64)%	6,054
Twilio, Inc. — Class A	125	(0.40)%	6,024
Everbridge, Inc.	341	(0.51)%	5,271
KBR, Inc.	4,979	(1.96)%	3,273
Zscaler, Inc.	205	(0.54)%	(62)
Smartsheet, Inc. — Class A	567	(0.39)%	(2,553)
Ceridian HCM Holding, Inc.	579	(0.65)%	(10,932)
Total Technology			52,220
Consumer, Cyclical
United Airlines Holdings, Inc.	4,293	(2.04)%	18,261
JetBlue Airways Corp.	10,281	(1.57)%	17,190
Freshpet, Inc.	613	(0.87)%	10,266
DraftKings, Inc. — Class A	797	(0.38)%	9,904
Delta Air Lines, Inc.	4,885	(2.08)%	6,464
Alaska Air Group, Inc.	2,379	(1.39)%	4,666
Spirit Airlines, Inc.	2,621	(0.68)%	3,442
Southwest Airlines Co.	3,211	(1.65)%	3,421
American Airlines Group, Inc.	9,735	(1.99)%	(10,735)
Royal Caribbean Cruises Ltd.	1,208	(1.07)%	(11,930)
Total Consumer, Cyclical			50,949
Energy
Schlumberger N.V.	3,651	(1.08)%	19,400
Sunrun, Inc.	1,156	(0.51)%	1,932
Helmerich & Payne, Inc.	1,511	(0.41)%	(935)
Phillips 66	2,701	(1.89)%	(1,615)
NOV, Inc.	3,035	(0.40)%	(2,626)
Hess Corp.	610	(0.48)%	(4,983)
Pioneer Natural Resources Co.	1,220	(2.03)%	(9,214)
Patterson-UTI Energy, Inc.	8,484	(0.76)%	(10,601)
Valero Energy Corp.	2,921	(2.06)%	(17,683)
Devon Energy Corp.	1,919	(0.68)%	(19,582)
Range Resources Corp.	3,934	(0.89)%	(21,124)
Halliburton Co.	9,032	(1.95)%	(21,279)
Diamondback Energy, Inc.	1,118	(1.06)%	(21,663)
Total Energy			(109,973)
Utilities
ONE Gas, Inc.	2,234	(1.42)%	30,233
Atmos Energy Corp.	2,035	(1.79)%	25,009
Edison International	3,362	(1.86)%	8,459
CenterPoint Energy, Inc.	2,061	(0.51)%	2,627
Total Utilities			66,328
Basic Materials
International Flavors & Fragrances, Inc.	1,146	(1.53)%	18,244
Total Basic Materials			18,244
Total MS Equity Short Custom Basket			$39,277

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at September 30, 2021.
[2]	Rate indicated is the 7-day yield as of September 30, 2021.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,763,540	$—	$—	$22,763,540
Money Market Fund	1,313,311	—	—	1,313,311
Equity Custom Basket Swap Agreements**	—	728,415	—	728,415
Total Assets	$24,076,851	$728,415	$—	$24,805,266

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 77.4%
Financial - 18.6%
Signature Bank	115	$31,312
Camden Property Trust REIT	191	28,167
Jones Lang LaSalle, Inc.*	96	23,817
Medical Properties Trust, Inc. REIT	1,133	22,739
East West Bancorp, Inc.	270	20,936
Lamar Advertising Co. — Class A REIT	165	18,719
CyrusOne, Inc. REIT	236	18,269
Life Storage, Inc. REIT	149	17,096
First Horizon Corp.	1,045	17,023
Alleghany Corp.*	26	16,235
American Financial Group, Inc.	126	15,855
STORE Capital Corp. REIT	465	14,894
Rexford Industrial Realty, Inc. REIT	262	14,868
Apartment Income REIT Corp	299	14,594
National Retail Properties, Inc. REIT	334	14,425
Reinsurance Group of America, Inc. — Class A	129	14,353
Commerce Bancshares, Inc.	202	14,075
First American Financial Corp.	209	14,014
Jefferies Financial Group, Inc.	376	13,961
Pinnacle Financial Partners, Inc.	145	13,642
Omega Healthcare Investors, Inc. REIT	454	13,602
Janus Henderson Group plc	328	13,556
Stifel Financial Corp.	199	13,524
Kilroy Realty Corp. REIT	199	13,176
American Campus Communities, Inc. REIT	265	12,839
EastGroup Properties, Inc. REIT	77	12,831
First Industrial Realty Trust, Inc. REIT	246	12,812
Cullen/Frost Bankers, Inc.	108	12,811
Prosperity Bancshares, Inc.	177	12,590
RenaissanceRe Holdings Ltd.	90	12,546
Old Republic International Corp.	541	12,513
Brixmor Property Group, Inc. REIT	565	12,492
Synovus Financial Corp.	279	12,245
SEI Investments Co.	204	12,097
Affiliated Managers Group, Inc.	78	11,785
CoreSite Realty Corp. REIT	84	11,637
Primerica, Inc.	75	11,522
Glacier Bancorp, Inc.	206	11,402
New York Community Bancorp, Inc.	885	11,390
First Financial Bankshares, Inc.	244	11,212
Douglas Emmett, Inc. REIT	334	10,558
Cousins Properties, Inc. REIT	283	10,553
Spirit Realty Capital, Inc. REIT	227	10,451
Interactive Brokers Group, Inc. — Class A	166	10,349
Valley National Bancorp	773	10,289
SLM Corp.	582	10,243
PacWest Bancorp	223	10,106
Evercore, Inc. — Class A	75	10,025
Bank OZK	232	9,971
CIT Group, Inc.	189	9,819
Unum Group	389	9,748
MGIC Investment Corp.	645	9,649
Rayonier, Inc. REIT	269	9,598
Alliance Data Systems Corp.	95	9,585
Essent Group Ltd.	213	9,374
Webster Financial Corp.	172	9,367
Sterling Bancorp	367	9,160
SL Green Realty Corp. REIT	128	9,068
United Bankshares, Inc.	246	8,950
Hanover Insurance Group, Inc.	68	8,814
Highwoods Properties, Inc. REIT	198	8,684
Wintrust Financial Corp.	108	8,680
Park Hotels & Resorts, Inc. REIT*	450	8,613
Selective Insurance Group, Inc.	114	8,610
Umpqua Holdings Corp.	419	8,485
Healthcare Realty Trust, Inc. REIT	277	8,249
National Storage Affiliates Trust REIT	155	8,182
UMB Financial Corp.	82	7,930
Hancock Whitney Corp.	165	7,775
RLI Corp.	76	7,621
Hudson Pacific Properties, Inc. REIT	290	7,618
Kemper Corp.	114	7,614
Physicians Realty Trust REIT	414	7,295
Brighthouse Financial, Inc.*	158	7,146
FNB Corp.	608	7,065
EPR Properties REIT	142	7,012
Macerich Co. REIT	405	6,768
Home BancShares, Inc.	287	6,753
Kinsale Capital Group, Inc.	41	6,630
PotlatchDeltic Corp. REIT	128	6,602
JBG SMITH Properties REIT	221	6,544
Bank of Hawaii Corp.	77	6,327
Navient Corp.	319	6,294
Associated Banc-Corp.	291	6,233
Sabra Health Care REIT, Inc.	420	6,182
Cathay General Bancorp	149	6,167
BancorpSouth Bank	207	6,164
Federated Hermes, Inc. — Class B	186	6,045
PS Business Parks, Inc. REIT	38	5,956
Corporate Office Properties Trust REIT	214	5,774
Texas Capital Bancshares, Inc.*	96	5,762
CNO Financial Group, Inc.	243	5,720
Pebblebrook Hotel Trust REIT	250	5,603
Fulton Financial Corp.	310	4,737
Washington Federal, Inc.	129	4,426
International Bancshares Corp.	101	4,206
Urban Edge Properties REIT	209	3,827
LendingTree, Inc.*	22	3,076
Mercury General Corp.	51	2,839
Total Financial		1,058,467
Industrial - 15.3%
Cognex Corp.	336	26,954

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 77.4% (continued)
Industrial - 15.3% (continued)
Nordson Corp.	103	$24,529
Graco, Inc.	323	22,600
Trex Company, Inc.*	219	22,323
Axon Enterprise, Inc.*	125	21,878
Builders FirstSource, Inc.*	394	20,386
Toro Co.	204	19,872
Carlisle Companies, Inc.	99	19,680
Lennox International, Inc.	65	19,121
Hubbell, Inc.	103	18,609
Middleby Corp.*	106	18,074
AECOM*	274	17,303
Owens Corning	196	16,758
Jabil, Inc.	277	16,168
Knight-Swift Transportation Holdings, Inc.	316	16,163
Arrow Electronics, Inc.*	137	15,384
Tetra Tech, Inc.	103	15,382
XPO Logistics, Inc.*	188	14,961
AptarGroup, Inc.	125	14,919
Lincoln Electric Holdings, Inc.	113	14,553
AGCO Corp.	118	14,459
ITT, Inc.	164	14,078
Universal Display Corp.	82	14,019
Donaldson Company, Inc.	239	13,721
Woodward, Inc.	121	13,697
Oshkosh Corp.	131	13,411
TopBuild Corp.*	63	12,903
Littelfuse, Inc.	47	12,844
Saia, Inc.*	50	11,902
Stericycle, Inc.*	175	11,895
II-VI, Inc.*	200	11,872
Acuity Brands, Inc.	68	11,789
EMCOR Group, Inc.	102	11,769
Coherent, Inc.*	47	11,754
Regal Beloit Corp.	77	11,576
Landstar System, Inc.	73	11,521
MDU Resources Group, Inc.	385	11,423
Colfax Corp.*	246	11,291
Sonoco Products Co.	187	11,141
Louisiana-Pacific Corp.	181	11,108
Vontier Corp.	321	10,786
Eagle Materials, Inc.	80	10,493
nVent Electric plc	320	10,346
MSA Safety, Inc.	69	10,053
National Instruments Corp.	253	9,925
Clean Harbors, Inc.*	95	9,867
Curtiss-Wright Corp.	78	9,842
Hexcel Corp.*	159	9,443
Valmont Industries, Inc.	40	9,405
MasTec, Inc.*	109	9,404
Crane Co.	95	9,007
Simpson Manufacturing Company, Inc.	83	8,878
Timken Co.	132	8,635
Flowserve Corp.	248	8,598
Ryder System, Inc.	102	8,436
SYNNEX Corp.	79	8,224
Southwest Gas Holdings, Inc.	112	7,491
Avnet, Inc.	189	6,987
Silgan Holdings, Inc.	160	6,138
GATX Corp.	68	6,090
EnerSys	81	6,029
Terex Corp.	133	5,599
Kirby Corp.*	114	5,468
Kennametal, Inc.	159	5,443
Werner Enterprises, Inc.	118	5,224
Mercury Systems, Inc.*	107	5,074
Vishay Intertechnology, Inc.	252	5,063
Belden, Inc.	85	4,952
Energizer Holdings, Inc.	120	4,686
Trinity Industries, Inc.	159	4,320
Fluor Corp.*	269	4,296
Dycom Industries, Inc.*	59	4,203
Worthington Industries, Inc.	63	3,320
Greif, Inc. — Class A	51	3,294
Total Industrial		868,809
Consumer, Non-cyclical - 13.4%
Molina Healthcare, Inc.*	111	30,115
Repligen Corp.*	97	28,032
Masimo Corp.*	96	25,988
Darling Ingredients, Inc.*	308	22,145
Paylocity Holding Corp.*	75	21,030
Service Corporation International	319	19,223
Hill-Rom Holdings, Inc.	125	18,750
Penumbra, Inc.*	65	17,323
Neurocrine Biosciences, Inc.*	180	17,264
Syneos Health, Inc.*	197	17,234
United Therapeutics Corp.*	85	15,689
Jazz Pharmaceuticals plc*	116	15,104
WEX, Inc.*	85	14,972
GXO Logistics, Inc.*	188	14,747
Tandem Diabetes Care, Inc.*	120	14,326
Encompass Health Corp.	189	14,183
Chemed Corp.	30	13,954
Performance Food Group Co.*	292	13,566
Tenet Healthcare Corp.*	204	13,554
Envista Holdings Corp.*	307	12,836
Exelixis, Inc.*	599	12,663
Arrowhead Pharmaceuticals, Inc.*	198	12,361
Post Holdings, Inc.*	111	12,228
Perrigo Company plc	254	12,022
STAAR Surgical Co.*	90	11,568
ASGN, Inc.*	101	11,427
Globus Medical, Inc. — Class A*	149	11,416
Ingredion, Inc.	127	11,304
ManpowerGroup, Inc.	103	11,153
Halozyme Therapeutics, Inc.*	271	11,024
Acadia Healthcare Company, Inc.*	171	10,906
Avis Budget Group, Inc.*	90	10,486
Medpace Holdings, Inc.*	55	10,410
Helen of Troy Ltd.*	46	10,335
HealthEquity, Inc.*	159	10,297
Quidel Corp.*	72	10,163
Integra LifeSciences Holdings Corp.*	138	9,450
LHC Group, Inc.*	60	9,415
Amedisys, Inc.*	62	9,244
Boston Beer Company, Inc. — Class A*	18	9,176

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 77.4% (continued)
Consumer, Non-cyclical - 13.4% (continued)
Flowers Foods, Inc.	379	$8,956
ICU Medical, Inc.*	38	8,868
Neogen Corp.*	204	8,860
FTI Consulting, Inc.*	65	8,756
H&R Block, Inc.	339	8,475
LivaNova plc*	101	7,998
Grand Canyon Education, Inc.*	86	7,565
Insperity, Inc.	68	7,530
Sanderson Farms, Inc.	40	7,528
Progyny, Inc.*	131	7,336
Sabre Corp.*	614	7,270
Haemonetics Corp.*	97	6,847
Hain Celestial Group, Inc.*	159	6,802
Lancaster Colony Corp.	38	6,415
Option Care Health, Inc.*	263	6,380
Nektar Therapeutics*	350	6,286
LiveRamp Holdings, Inc.*	129	6,093
Brink's Co.	95	6,013
NuVasive, Inc.*	98	5,865
R1 RCM, Inc.*	255	5,612
PROG Holdings, Inc.*	126	5,293
Sprouts Farmers Market, Inc.*	217	5,028
Coty, Inc. — Class A*	636	4,999
Patterson Companies, Inc.	164	4,943
Graham Holdings Co. — Class B	8	4,713
Emergent BioSolutions, Inc.*	91	4,557
John Wiley & Sons, Inc. — Class A	83	4,333
Grocery Outlet Holding Corp.*	166	3,581
Pilgrim's Pride Corp.*	93	2,704
Tootsie Roll Industries, Inc.	33	1,004
Total Consumer, Non-cyclical		763,693
Consumer, Cyclical - 12.8%
Williams-Sonoma, Inc.	143	25,358
RH*	32	21,341
GameStop Corp. — Class A*,1	118	20,705
Deckers Outdoor Corp.*	53	19,091
Five Below, Inc.*	107	18,919
Lithia Motors, Inc. — Class A	58	18,388
Lear Corp.	114	17,839
Tempur Sealy International, Inc.	374	17,357
Crocs, Inc.*	119	17,074
Watsco, Inc.	63	16,671
Churchill Downs, Inc.	66	15,845
Scientific Games Corp. — Class A*	183	15,202
Gentex Corp.	455	15,006
Dick's Sporting Goods, Inc.	125	14,971
BJ's Wholesale Club Holdings, Inc.*	261	14,334
YETI Holdings, Inc.*	166	14,225
Brunswick Corp.	147	14,005
Capri Holdings Ltd.*	289	13,991
Kohl's Corp.	297	13,986
IAA, Inc.*	256	13,970
Wyndham Hotels & Resorts, Inc.	178	13,740
Casey's General Stores, Inc.	70	13,192
Polaris, Inc.	108	12,923
Thor Industries, Inc.	105	12,890
Marriott Vacations Worldwide Corp.	81	12,744
Mattel, Inc.*	664	12,324
Toll Brothers, Inc.	221	12,219
Texas Roadhouse, Inc. — Class A	133	12,147
Fox Factory Holding Corp.*	80	11,563
Scotts Miracle-Gro Co. — Class A	77	11,270
Skechers USA, Inc. — Class A*	257	10,825
Harley-Davidson, Inc.	293	10,727
AutoNation, Inc.*	83	10,106
Boyd Gaming Corp.*	156	9,868
Goodyear Tire & Rubber Co.*	534	9,452
Wingstop, Inc.	57	9,344
JetBlue Airways Corp.*	605	9,250
Travel + Leisure Co.	164	8,943
Carter's, Inc.	84	8,168
Avient Corp.	174	8,065
Victoria's Secret & Co.*	143	7,902
Papa John's International, Inc.	62	7,873
Choice Hotels International, Inc.	62	7,835
Foot Locker, Inc.	171	7,808
Univar Solutions, Inc.*	325	7,741
Murphy USA, Inc.	45	7,527
American Eagle Outfitters, Inc.	290	7,482
Adient plc*	179	7,419
Wendy's Co.	339	7,350
MSC Industrial Direct Company, Inc. — Class A	89	7,137
Ollie's Bargain Outlet Holdings, Inc.*,1	115	6,932
FirstCash, Inc.	77	6,737
KB Home	171	6,655
Columbia Sportswear Co.	67	6,421
Cracker Barrel Old Country Store, Inc.	45	6,293
Six Flags Entertainment Corp.*	147	6,247
Callaway Golf Co.*	223	6,161
Dana, Inc.	276	6,138
Taylor Morrison Home Corp. — Class A*	238	6,136
Nordstrom, Inc.*	212	5,607
Herman Miller, Inc.	143	5,386
Visteon Corp.*	53	5,003
Tri Pointe Homes, Inc.*	216	4,540
Jack in the Box, Inc.	41	3,991
Nu Skin Enterprises, Inc. — Class A	95	3,845
KAR Auction Services, Inc.*	227	3,721
Urban Outfitters, Inc.*	125	3,711
Total Consumer, Cyclical		727,636
Technology - 6.5%
Fair Isaac Corp.*	54	21,488
Manhattan Associates, Inc.*	121	18,517
Cree, Inc.*	220	17,761
Lattice Semiconductor Corp.*	259	16,744
MKS Instruments, Inc.	105	15,846
Aspen Technology, Inc.*	129	15,841
Genpact Ltd.	329	15,631
Brooks Automation, Inc.	141	14,431
Concentrix Corp.*	81	14,337

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 77.4% (continued)
Technology - 6.5% (continued)
J2 Global, Inc.*	92	$12,569
Synaptics, Inc.*	67	12,042
Lumentum Holdings, Inc.*	144	12,030
Teradata Corp.*	208	11,929
CACI International, Inc. — Class A*	45	11,794
Digital Turbine, Inc.*	166	11,412
Silicon Laboratories, Inc.*	77	10,792
KBR, Inc.	268	10,559
CDK Global, Inc.	232	9,872
Maximus, Inc.	117	9,734
NCR Corp.*	250	9,690
Semtech Corp.*	123	9,590
Science Applications International Corp.	110	9,412
Cirrus Logic, Inc.*	110	9,059
Envestnet, Inc.*	104	8,345
Sailpoint Technologies Holdings, Inc.*	177	7,590
Qualys, Inc.*	64	7,123
Cerence, Inc.*	72	6,920
CMC Materials, Inc.	56	6,901
ACI Worldwide, Inc.*	223	6,853
CommVault Systems, Inc.*	87	6,552
Blackbaud, Inc.*	80	5,628
Xerox Holdings Corp.	261	5,264
Amkor Technology, Inc.	191	4,765
NetScout Systems, Inc.*	141	3,800
Total Technology		370,821
Basic Materials - 3.2%
Steel Dynamics, Inc.	369	21,579
RPM International, Inc.	247	19,179
Reliance Steel & Aluminum Co.	121	17,233
Cleveland-Cliffs, Inc.*	865	17,136
Olin Corp.	275	13,269
Royal Gold, Inc.	125	11,936
United States Steel Corp.	514	11,292
Valvoline, Inc.	344	10,726
Ashland Global Holdings, Inc.	107	9,536
Chemours Co.	314	9,125
Sensient Technologies Corp.	80	7,286
Commercial Metals Co.	229	6,975
Cabot Corp.	108	5,413
Ingevity Corp.*	75	5,353
NewMarket Corp.	14	4,743
Minerals Technologies, Inc.	64	4,470
Compass Minerals International, Inc.	65	4,186
Total Basic Materials		179,437
Energy - 3.1%
SolarEdge Technologies, Inc.*	99	26,257
Targa Resources Corp.	435	21,406
First Solar, Inc.*	188	17,946
Sunrun, Inc.*	392	17,248
Cimarex Energy Co.	196	17,091
Equities Corp.*	575	11,765
NOV, Inc.*	743	9,741
HollyFrontier Corp.	284	9,409
ChampionX Corp.*	384	8,586
DT Midstream, Inc.	184	8,508
Equitrans Midstream Corp.	773	7,838
Murphy Oil Corp.	276	6,892
Antero Midstream Corp.	618	6,440
CNX Resources Corp.*	415	5,237
Total Energy		174,364
Communications - 2.3%
FactSet Research Systems, Inc.	72	28,424
Cable One, Inc.	9	16,318
New York Times Co. — Class A	318	15,668
Ciena Corp.*	294	15,097
Iridium Communications, Inc.*	251	10,002
TEGNA, Inc.	421	8,302
Viasat, Inc.*	139	7,655
Mimecast Ltd.*	116	7,377
TripAdvisor, Inc.*	187	6,330
Yelp, Inc. — Class A*	132	4,916
World Wrestling Entertainment, Inc. — Class A	86	4,839
Telephone & Data Systems, Inc.	188	3,666
Total Communications		128,594
Utilities - 2.2%
Essential Utilities, Inc.	425	19,584
UGI Corp.	398	16,963
OGE Energy Corp.	381	12,558
IDACORP, Inc.	96	9,925
National Fuel Gas Co.	173	9,086
Hawaiian Electric Industries, Inc.	208	8,493
PNM Resources, Inc.	163	8,065
Black Hills Corp.	121	7,594
ONE Gas, Inc.	102	6,464
New Jersey Resources Corp.	183	6,370
Spire, Inc.	98	5,995
ALLETE, Inc.	99	5,892
NorthWestern Corp.	98	5,615
Total Utilities		122,604
Total Common Stocks
(Cost $3,654,740)		4,394,425

MUTUAL FUNDS† - 10.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	30,984	308,907
Guggenheim Strategy Fund II2	11,965	299,010
Total Mutual Funds
(Cost $591,407)		607,917

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Face Amount	Value
U.S. TREASURY BILLS†† - 7.1%
U.S. Treasury Bills
0.04% due 12/09/21[3,4]	$400,000	$399,981
Total U.S. Treasury Bills
(Cost $399,971)		399,981

REPURCHASE AGREEMENTS††,5 - 6.2%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	198,587	198,587
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	77,162	77,162
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	77,161	77,161
Total Repurchase Agreements
(Cost $352,910)		352,910

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[7]	18,700	18,700
Total Securities Lending Collateral
(Cost $18,700)		18,700
Total Investments - 101.7%
(Cost $5,017,728)		$5,773,933
Other Assets & Liabilities, net - (1.7)%		(95,135)
Total Net Assets - 100.0%		$5,678,798

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P MidCap 400 Index	Pay	0.54% (1 Month USD LIBOR + 0.45%)	At Maturity	11/04/21	168	$442,747	$(10,244)
Goldman Sachs International	S&P MidCap 400 Index	Pay	0.48% (Federal Funds Rate + 0.40%)	At Maturity	11/04/21	228	601,270	(13,239)
Barclays Bank plc	S&P MidCap 400 Index	Pay	0.40% (U.S. Secured Overnight Financing Rate + 0.35%)	At Maturity	11/03/21	1,186	3,131,394	(38,790)
							$4,175,411	$(62,273)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of September 30, 2021.

LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,394,425	$—	$—	$4,394,425
Mutual Funds	607,917	—	—	607,917
U.S. Treasury Bills	—	399,981	—	399,981
Repurchase Agreements	—	352,910	—	352,910
Securities Lending Collateral	18,700	—	—	18,700
Total Assets	$5,021,042	$752,891	$—	$5,773,933

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$62,273	$—	$62,273

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$857,565	$20,952	$(580,000)	$1,267	$(774)	$299,010	11,965	$8,036
Guggenheim Ultra Short Duration Fund — Institutional Class	1,134,053	96,243	(920,000)	4,543	(5,932)	308,907	30,984	6,340
	$1,991,618	$117,195	$(1,500,000)	$5,810	$(6,706)	$607,917		$14,376

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 46.2%
Technology - 10.9%
Nuance Communications, Inc.*,1	18,952	$1,043,118
Xilinx, Inc.*,1	5,536	835,881
Cloudera, Inc.*	34,493	550,853
Cornerstone OnDemand, Inc.*	9,122	522,326
Change Healthcare, Inc.*,1	21,971	460,073
QAD, Inc. — Class A	3,086	269,686
Medallia, Inc.*	7,928	268,521
Inovalon Holdings, Inc. — Class A*	6,528	263,013
ExOne Co.*	10,918	255,263
Five9, Inc.*	1,440	230,026
Magnachip Semiconductor Corp.*	3,150	55,944
Total Technology		4,754,704
Consumer, Non-cyclical - 10.5%
IHS Markit Ltd.[1]	7,704	898,441
Magellan Health, Inc.*,1	6,606	624,597
PPD, Inc.*,1	11,625	543,934
CAI International, Inc.	9,274	518,509
Soliton, Inc.*,2	23,847	485,525
Intersect ENT, Inc.*,1	14,507	394,590
Hill-Rom Holdings, Inc.	1,757	263,550
Sanderson Farms, Inc.	1,354	254,823
Kadmon Holdings, Inc.*	28,531	248,505
GreenSky, Inc. — Class A*	17,583	196,578
Trillium Therapeutics, Inc.*	7,637	134,106
Total Consumer, Non-cyclical		4,563,158
Financial - 8.8%
VEREIT, Inc. REIT[1]	11,741	531,045
People's United Financial, Inc.[1]	28,915	505,145
Athene Holding Ltd. — Class A*,1	6,244	430,024
CIT Group, Inc.	7,570	393,262
MGM Growth Properties LLC — Class A REIT	10,133	388,094
Investors Bancorp, Inc.[1]	19,273	291,215
Flagstar Bancorp, Inc.[1]	5,468	277,665
Columbia Property Trust, Inc. REIT	13,775	262,001
Great Western Bancorp, Inc.	6,329	207,211
Sterling Bancorp	8,188	204,373
State Auto Financial Corp.	3,858	196,565
Retail Properties of America, Inc. — Class A REIT	5,881	75,747
Total Financial		3,762,347
Industrial - 8.0%
Kansas City Southern[1]	1,939	524,771
Coherent, Inc.*,1	2,089	522,438
Forterra, Inc.*,1	20,929	493,087
Welbilt, Inc.*,1	17,148	398,520
Raven Industries, Inc.*	6,872	395,896
Aerojet Rocketdyne Holdings, Inc.	8,378	364,862
Lydall, Inc.*	4,448	276,176
Covanta Holding Corp.	13,516	271,942
Echo Global Logistics, Inc.*	5,453	260,163
Total Industrial		3,507,855
Basic Materials - 3.3%
Domtar Corp.*,1	9,830	536,128
Ferro Corp.*,1	17,736	360,750
Kraton Corp.*	5,829	266,036
Atotech Ltd.*	10,933	264,032
Total Basic Materials		1,426,946
Consumer, Cyclical - 2.3%
Sportsman's Warehouse Holdings, Inc.*,1	36,081	635,026
Golden Nugget Online Gaming, Inc.*,1	14,224	247,071
Veoneer, Inc.*	3,623	123,399
Total Consumer, Cyclical		1,005,496
Communications - 1.2%
Stamps.com, Inc.*	1,616	532,941
Utilities - 1.2%
PNM Resources, Inc.[1]	10,123	500,886
Total Common Stocks
(Cost $19,770,889)		20,054,333

MASTER LIMITED PARTNERSHIPS† - 0.5%
Energy - 0.5%
Enable Midstream Partners, LP	24,798	201,360
Total Master Limited Partnerships
(Cost $171,565)		201,360

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Lantheus Holdings, Inc.*	41,807	–
Alexion Pharmaceuticals, Inc.*	32,749	–
Total Consumer, Non-cyclical		–
Financial - 0.0%
Mexico Equity and Income Fund, Inc.*	346	–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 13.6%
Guggenheim Strategy Fund III[3]	98,821	2,484,349
Guggenheim Variable Insurance Strategy Fund III[3]	86,257	2,161,595
Guggenheim Strategy Fund II3	27,525	687,842
Guggenheim Ultra Short Duration Fund — Institutional Class[3]	56,429	562,597
Total Mutual Funds
(Cost $5,874,113)		5,896,383

CLOSED-END FUNDS† - 7.4%
Invesco Senior Income Trust	22,563	100,405
Nuveen Credit Strategies Income Fund	15,204	99,738
Western Asset Inflation-Linked Opportunities & Income Fund	7,419	98,598
PGIM High Yield Bond Fund, Inc.[2]	6,063	98,463
Apollo Tactical Income Fund, Inc.	6,223	98,448
Saba Capital Income & Opportunities Fund	21,578	98,180
Nuveen New Jersey Quality Municipal Income Fund	6,339	97,811

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
CLOSED-END FUNDS† - 7.4% (continued)
BrandywineGLOBAL Global Income Opportunities Fund, Inc.[2]	7,782	$97,431
PGIM Global High Yield Fund, Inc.	6,291	96,882
Nuveen New York AMT-Free Quality Municipal Income Fund	6,964	96,312
Delaware Ivy High Income Opportunities Fund	7,004	95,745
Virtus AllianzGI Convertible & Income Fund II	18,369	95,335
General American Investors Company, Inc.	2,196	94,560
Gabelli Dividend & Income Trust[2]	3,658	94,340
Adams Diversified Equity Fund, Inc.	4,751	94,070
Royce Value Trust, Inc.	5,218	94,028
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.[2]	16,069	94,004
LMP Capital and Income Fund, Inc.	6,778	93,265
Royce Micro-Capital Trust, Inc.	8,162	93,210
CBRE Clarion Global Real Estate Income Fund	10,730	89,703
BlackRock California Municipal Income Trust	5,963	87,954
Nuveen Pennsylvania Quality Municipal Income Fund	5,484	81,108
Invesco Pennsylvania Value Municipal Income Trust	5,900	78,234
Nuveen Senior Income Fund	13,001	76,056
Gabelli Healthcare & WellnessRx Trust	5,127	67,728
BlackRock MuniYield California Fund, Inc.	4,377	66,487
Tri-Continental Corp.	1,990	66,426
Mexico Fund, Inc.	3,975	59,029
Invesco Trust for Investment Grade New York Municipals	4,178	56,403
Nuveen Real Estate Income Fund	3,846	40,844
Eaton Vance New York Municipal Bond Fund	3,196	39,202
Tortoise Power and Energy Infrastructure Fund, Inc.	2,936	38,873
Nuveen Tax-Advantaged Dividend Growth Fund	2,326	36,844
Nuveen Ohio Quality Municipal Income Fund	1,999	31,684
New Germany Fund, Inc.	1,570	31,007
First Trust Dynamic Europe Equity Income Fund	2,384	30,730
Gabelli Global Small and Mid Capital Value Trust[2]	1,923	30,636
Korea Fund, Inc.	747	30,590
Western Asset Municipal Partners Fund, Inc.	1,790	28,049
Western Asset Inflation - Linked Securities & Income Fund[2]	1,958	26,981
Delaware Investments Minnesota Municipal Income Fund II, Inc.	1,901	26,956
Swiss Helvetia Fund, Inc.	2,698	24,768
Sprott Focus Trust, Inc.	2,900	23,838
Western Asset Intermediate Muni Fund, Inc.	2,438	23,770
Herzfeld Caribbean Basin Fund, Inc.	3,620	20,670
New Ireland Fund, Inc.*	1,660	20,451
Neuberger Berman California Municipal Fund, Inc.	1,417	20,291
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	2,019	19,201
Aberdeen Japan Equity Fund, Inc.	1,676	16,341
Delaware Investments National Municipal Income Fund	1,121	15,802
Neuberger Berman New York Municipal Fund, Inc.[2]	1,120	14,711
DTF Tax-Free Income, Inc.	726	10,491
Miller/Howard High Dividend Fund	641	6,307
Royce Global Value Trust, Inc.*	400	6,180
Nuveen Tax-Advantaged Total Return Strategy Fund	551	6,121
Aberdeen Total Dynamic Dividend Fund	617	6,010
Aberdeen Global Dynamic Dividend Fund	517	6,008
Total Closed-End Funds
(Cost $3,074,775)		3,193,309

	Face Amount
U.S. TREASURY BILLS†† - 17.3%
U.S. Cash Management Bill
0.02% due 01/18/22[4,5]	$4,900,000	4,899,436
U.S. Treasury Bills
0.04% due 10/07/21[5,6]	2,596,000	2,595,986
Total U.S. Treasury Bills
(Cost $7,495,649)		7,495,422

REPURCHASE AGREEMENTS††,7 - 2.5%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	618,195	618,195
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	240,201	240,201
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	240,200	240,200
Total Repurchase Agreements
(Cost $1,098,596)		1,098,596

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
SECURITIES LENDING COLLATERAL†,8 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[9]	$421,194	$421,194
Total Securities Lending Collateral
(Cost $421,194)		421,194
Total Investments - 88.5%
(Cost $37,906,781)		$38,360,597

COMMON STOCKS SOLD SHORT† - (15.1)%
Consumer, Cyclical - (0.6)%
DraftKings, Inc. — Class A*	5,192	(250,047)
Industrial - (1.1)%
II-VI, Inc.*	1,901	(112,843)
Canadian Pacific Railway Ltd.	5,592	(363,872)
Total Industrial		(476,715)
Consumer, Non-cyclical - (2.1)%
S&P Global, Inc.	2,186	(928,810)
Technology - (3.2)%
MKS Instruments, Inc.	604	(91,150)
Desktop Metal, Inc. — Class A*	16,923	(121,338)
Zoom Video Communications, Inc. — Class A*	797	(208,416)
Advanced Micro Devices, Inc.*	9,541	(981,769)
Total Technology		(1,402,673)
Financial - (8.1)%
Kite Realty Group Trust	3,610	(73,500)
Goldman Sachs Group, Inc.	527	(199,222)
Webster Financial Corp.	3,799	(206,894)
First Interstate BancSystem, Inc. — Class A	5,332	(214,666)
Citizens Financial Group, Inc.	5,724	(268,913)
New York Community Bancorp, Inc.	21,955	(282,561)
VICI Properties, Inc.	13,842	(393,251)
First Citizens BancShares, Inc. — Class A	469	(395,447)
Apollo Global Management, Inc.	7,174	(441,847)
M&T Bank Corp.	3,412	(509,548)
Realty Income Corp.	8,277	(536,846)
Total Financial		(3,522,695)
Total Common Stocks Sold Short
(Proceeds $6,196,482)		(6,580,940)

MASTER LIMITED PARTNERSHIPS SOLD SHORT† - (0.5)%
Energy - (0.5)%
Energy Transfer, LP	21,340	(204,437)
Total Master Limited Partnerships Sold Short
(Proceeds $172,446)		(204,437)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (7.9)%
iShares Mortgage Real Estate ETF	43	(1,556)
SPDR Gold Shares — Class D*	21	(3,449)
iShares Preferred & Income Securities ETF	245	(9,508)
Utilities Select Sector SPDR Fund	158	(10,093)
iShares Agency Bond ETF	104	(12,322)
VanEck Vectors Gold Miners ETF	567	(16,709)
iShares 7-10 Year Treasury Bond ETF	151	(17,398)
Energy Select Sector SPDR Fund	415	(21,618)
iShares Core High Dividend ETF	244	(23,000)
Health Care Select Sector SPDR Fund	380	(48,374)
iShares Russell 1000 Growth ETF	186	(50,971)
iShares TIPS Bond ETF	530	(67,676)
SPDR Bloomberg Barclays Convertible Securities ETF	814	(69,475)
iShares iBoxx $ Investment Grade Corporate Bond ETF	618	(82,213)
VanEck High Yield Muni ETF	1,670	(104,341)
iShares U.S. Real Estate ETF	1,359	(139,148)
iShares Floating Rate Bond ETF	2,880	(146,419)
iShares National Muni Bond ETF	2,387	(277,298)
iShares Russell 2000 Index ETF	1,367	(299,031)
iShares Russell 1000 Value ETF	1,963	(307,229)
SPDR S&P 500 ETF Trust	794	(340,737)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	6,798	(350,573)
Invesco Senior Loan ETF	16,367	(361,874)
iShares iBoxx High Yield Corporate Bond ETF	7,397	(647,164)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,410,738)		(3,408,176)
Total Securities Sold Short - (23.5)%
(Proceeds $9,779,666)		$(10,193,553)
Other Assets & Liabilities, net - 35.0%		15,159,587
Total Net Assets - 100.0%		$43,326,631

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Natural Gas Futures Contracts	26	Dec 2021	$1,569,880	$105,739
Natural Gas Futures Contracts	5	Oct 2021	291,300	86,077
Cotton #2 Futures Contracts	41	May 2022	2,108,425	59,731

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
Gasoline RBOB Futures Contracts	21	Nov 2021	$1,897,711	$46,692
Gasoline RBOB Futures Contracts	4	Oct 2021	367,718	35,080
Low Sulphur Gas Oil Futures Contracts	5	Nov 2021	336,000	34,492
NY Harbor ULSD Futures Contracts	4	Oct 2021	392,650	22,451
Brent Crude Futures Contracts	4	Oct 2021	313,160	14,033
Soybean Oil Futures Contracts	8	Dec 2021	281,760	4,152
LME Primary Aluminum Futures Contracts	1	Nov 2021	71,419	1,620
WTI Crude Futures Contracts	4	Oct 2021	299,760	430
LME Zinc Futures Contracts	1	Nov 2021	74,794	(1,753)
Sugar #11 Futures Contracts	101	Jun 2022	2,148,149	(3,182)
LME Lead Futures Contracts	1	Nov 2021	52,512	(4,537)
Live Cattle Futures Contracts	24	Dec 2021	1,208,400	(34,394)
Soybean Futures Contracts	7	Nov 2021	439,950	(36,249)
			$11,853,588	$330,382

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	69	Oct 2021	$1,583,550	$140,877
Tokyo Stock Price Index Futures Contracts	1	Dec 2021	181,280	4,521
FTSE 100 Index Futures Contracts	1	Dec 2021	94,882	2,345
IBEX 35 Index Futures Contracts††	1	Oct 2021	101,482	538
Euro STOXX 50 Index Futures Contracts	2	Dec 2021	93,130	112
FTSE MIB Index Futures Contracts	1	Dec 2021	146,663	(1,119)
S&P 500 Index Mini Futures Contracts	1	Dec 2021	214,850	(2,477)
CAC 40 10 Euro Index Futures Contracts	2	Oct 2021	150,683	(4,277)
OMX Stockholm 30 Index Futures Contracts††	3	Oct 2021	76,315	(4,458)
S&P/TSX 60 IX Index Futures Contracts	1	Dec 2021	188,882	(5,948)
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2021	293,535	(6,602)
Amsterdam Index Futures Contracts	1	Oct 2021	177,850	(6,632)
SPI 200 Index Futures Contracts	2	Dec 2021	259,179	(6,812)
			$3,562,281	$110,068

Interest Rate Futures Contracts Purchased†
Euro - Bund Futures Contracts	17	Dec 2021	$3,347,810	$2,417
Euro - BTP Italian Government Bond Futures Contracts††	9	Dec 2021	1,585,009	481
Euro - OATS Futures Contracts	49	Dec 2021	9,423,077	(20,131)
			$14,355,896	$(17,233)

Currency Futures Contracts Purchased†
Canadian Dollar Futures Contracts	33	Dec 2021	$2,604,690	$8,130
Euro FX Futures Contracts	5	Dec 2021	724,937	(10,432)
Japanese Yen Futures Contracts	32	Dec 2021	3,595,800	(46,743)
British Pound Futures Contracts	30	Dec 2021	2,526,000	(48,443)
New Zealand Dollar Futures Contracts	41	Dec 2021	2,828,180	(72,957)
			$12,279,607	$(170,445)

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	109	Dec 2021	$14,646,875	$287,164
Australian Dollar Futures Contracts	28	Dec 2021	2,024,120	62,353
			$16,670,995	$349,517

Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts	76	Dec 2021	$8,607,612	$53,288
U.S. Treasury 10 Year Note Futures Contracts	2	Dec 2021	263,469	(272)
Euro - 30 year Bond Futures Contracts	1	Dec 2021	235,959	(400)
U.S. Treasury Long Bond Futures Contracts	3	Dec 2021	478,594	(965)
U.S. Treasury Ultra Long Bond Futures Contracts	2	Dec 2021	383,187	(1,075)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Sold Short† (continued)
Australian Government 10 Year Bond Futures Contracts	20	Dec 2021	$2,045,822	$(1,694)
Long Gilt Futures Contracts††	29	Dec 2021	4,901,722	(10,935)
			$16,916,365	$37,947

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	50	Mar 2022	$1,285,000	$219
CBOE Volatility Index Futures Contracts	84	Feb 2022	2,121,000	(23,835)
CBOE Volatility Index Futures Contracts	52	Jan 2022	1,292,200	(35,188)
			$4,698,200	$(58,804)

Commodity Futures Contracts Sold Short†
Live Cattle Futures Contracts	42	Apr 2022	$2,252,040	$38,391
Soybean Meal Futures Contracts	15	Dec 2021	493,200	19,335
Corn Futures Contracts	11	Dec 2021	295,625	6,086
Cattle Feeder Futures Contracts	5	Jan 2022	387,125	5,532
Wheat Futures Contracts	6	Dec 2021	217,725	2,545
Silver Futures Contracts	1	Dec 2021	110,725	272
Sugar #11 Futures Contracts	4	Apr 2022	88,166	251
Cocoa Futures Contracts	1	Dec 2021	26,390	(1,943)
Gold 100 oz. Futures Contracts	1	Dec 2021	175,650	(3,003)
Hard Red Winter Wheat Futures Contracts	6	Dec 2021	219,450	(3,862)
Coffee 'C' Futures Contracts	2	Dec 2021	145,763	(5,519)
Sugar #11 Futures Contracts	53	Feb 2022	1,202,040	(18,737)
Cotton #2 Futures Contracts	27	Dec 2021	1,426,815	(50,710)
Gasoline RBOB Futures Contracts	22	Dec 2021	1,972,555	(52,909)
Natural Gas Futures Contracts	25	Nov 2021	1,490,000	(86,440)
			$10,503,269	$(150,711)

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements ††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	0.48% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	$10,840,249	$644,769
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	10,857,565	605,549
Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	7,644,930	246,220
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	0.48% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	7,785,866	239,627
						$37,128,610	$1,736,165

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements Sold Short ††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	(0.22)% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	$4,384,636	$29,629
Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	(0.12)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	4,384,616	27,915
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	(0.22)% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	10,772,392	(249,093)
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	(0.12)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	10,753,254	(254,006)
						$30,294,898	$(445,555)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Sun Communities, Inc.	2,495	4.27%	$117,333
AvalonBay Communities, Inc.	2,338	4.78%	89,350
Innovative Industrial Properties, Inc.	688	1.47%	88,874
Regency Centers Corp.	6,131	3.81%	85,817
Equity Residential	5,678	4.24%	64,376
Jones Lang LaSalle, Inc.	1,106	2.53%	63,047
Ventas, Inc.	4,751	2.42%	38,078
Ryman Hospitality Properties, Inc.	3,485	2.69%	37,981
Alexandria Real Estate Equities, Inc.	1,674	2.95%	37,922
American Assets Trust, Inc.	6,983	2.41%	35,973
Gaming and Leisure Properties, Inc.	7,866	3.36%	33,953
CyrusOne, Inc.	5,220	3.73%	32,479
Healthpeak Properties, Inc.	7,226	2.23%	29,125
DiamondRock Hospitality Co.	31,346	2.73%	26,877
MGM Growth Properties LLC — Class A	4,887	1.73%	24,621
Prologis, Inc.	1,331	1.54%	22,062
Invitation Homes, Inc.	7,246	2.56%	15,019
American Campus Communities, Inc.	6,697	2.99%	12,100
Brixmor Property Group, Inc.	17,498	3.57%	12,034
Boston Properties, Inc.	1,202	1.20%	10,981
VICI Properties, Inc.	9,206	2.41%	7,543
Highwoods Properties, Inc.	3,231	1.31%	7,030
National Storage Affiliates Trust	7,731	3.76%	4,763
Hudson Pacific Properties, Inc.	9,936	2.41%	1,684
Agree Realty Corp.	5,341	3.26%	(10,588)
Medical Properties Trust, Inc.	9,364	1.73%	(11,634)
Rexford Industrial Realty, Inc.	4,542	2.38%	(12,970)
Four Corners Property Trust, Inc.	12,277	3.04%	(14,351)
Acadia Realty Trust	19,316	3.64%	(17,258)
Xenia Hotels & Resorts, Inc.	22,780	3.73%	(24,636)
Americold Realty Trust	4,821	1.29%	(37,620)
Empire State Realty Trust, Inc. — Class A	28,679	2.65%	(45,325)
CareTrust REIT, Inc.	15,363	2.88%	(48,862)
Total Financial			675,778
Consumer, Cyclical
Hilton Grand Vacations, Inc.	5,161	2.26%	29,856
DR Horton, Inc.	1,540	1.19%	(5,177)
Lennar Corp. — Class A	1,349	1.17%	(5,253)
Marriott Vacations Worldwide Corp.	1,334	1.94%	(18,309)
PulteGroup, Inc.	4,103	1.74%	(32,126)
Total Consumer, Cyclical			(31,009)
Total MS Equity Market Neutral Long Custom Basket			$644,769

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Omega Healthcare Investors, Inc.	14,350	(4.00)%	$90,392
LTC Properties, Inc.	7,671	(2.26)%	68,260
National Health Investors, Inc.	2,030	(1.01)%	31,516
Broadstone Net Lease, Inc.	9,653	(2.22)%	27,100
Office Properties Income Trust	10,184	(2.39)%	24,028
Realty Income Corp.	10,022	(6.03)%	23,642
Urban Edge Properties	17,214	(2.93)%	18,804
American Finance Trust, Inc.	16,343	(1.22)%	17,614
Equity Commonwealth	5,062	(1.22)%	12,447
Sunstone Hotel Investors, Inc.	20,859	(2.31)%	10,495
Douglas Emmett, Inc.	8,193	(2.40)%	6,065
STORE Capital Corp.	15,918	(4.73)%	4,985
Easterly Government Properties, Inc.	6,197	(1.19)%	4,969
Healthcare Realty Trust, Inc.	8,748	(2.42)%	4,734
Corporate Office Properties Trust	9,493	(2.38)%	(839)
Digital Realty Trust, Inc.	1,809	(2.43)%	(1,443)
RLJ Lodging Trust	28,132	(3.88)%	(3,002)
Host Hotels & Resorts, Inc.	12,540	(1.90)%	(4,911)
Industrial Logistics Properties Trust	5,894	(1.39)%	(9,109)
Cousins Properties, Inc.	9,785	(3.39)%	(14,687)
Federal Realty Investment Trust	2,833	(3.10)%	(27,133)
Camden Property Trust	2,471	(3.38)%	(29,482)
SITE Centers Corp.	22,038	(3.16)%	(31,633)
CubeSmart	5,883	(2.65)%	(32,574)
Apple Hospitality REIT, Inc.	34,203	(4.99)%	(32,968)
Apartment Income REIT Corp.	9,342	(4.23)%	(34,005)
STAG Industrial, Inc.	7,601	(2.77)%	(38,493)
Washington Real Estate Investment Trust	12,480	(2.87)%	(39,774)
Essential Properties Realty Trust, Inc.	15,352	(3.98)%	(54,769)
Independence Realty Trust, Inc.	21,198	(4.00)%	(95,862)
Mid-America Apartment Communities, Inc.	3,451	(5.98)%	(139,492)
Total Financial			(245,125)
Exchange-Traded Funds
Vanguard Real Estate ETF	7,606	(7.19)%	(3,968)
Total MS Equity Market Neutral Short Custom Basket			$(249,093)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Innovative Industrial Properties, Inc.	688	1.45%	$89,633
AvalonBay Communities, Inc.	2,338	4.77%	89,334
Sun Communities, Inc.	2,495	4.25%	87,642
Regency Centers Corp.	6,131	3.80%	85,881
Equity Residential	5,678	4.23%	64,133
Jones Lang LaSalle, Inc.	1,106	2.53%	63,669
Ryman Hospitality Properties, Inc.	3,485	2.69%	38,889
Ventas, Inc.	4,751	2.42%	38,547
Alexandria Real Estate Equities, Inc.	1,674	2.95%	38,088
American Assets Trust, Inc.	6,983	2.41%	36,192
Gaming and Leisure Properties, Inc.	7,866	3.36%	33,839
CyrusOne, Inc.	5,220	3.72%	32,764
DiamondRock Hospitality Co.	31,346	2.73%	25,980
MGM Growth Properties LLC — Class A	4,887	1.72%	24,672
Prologis, Inc.	1,331	1.54%	22,014
Healthpeak Properties, Inc.	7,226	2.23%	17,146
Invitation Homes, Inc.	7,246	2.56%	15,260
Brixmor Property Group, Inc.	17,498	3.56%	12,852
American Campus Communities, Inc.	6,697	2.99%	11,018
Boston Properties, Inc.	1,202	1.20%	10,886
VICI Properties, Inc.	9,206	2.41%	7,385
Highwoods Properties, Inc.	3,231	1.31%	6,941
National Storage Affiliates Trust	8,059	3.92%	4,768
Hudson Pacific Properties, Inc.	9,936	2.40%	1,828
Agree Realty Corp.	5,341	3.26%	(11,452)
Medical Properties Trust, Inc.	9,364	1.73%	(11,699)
Four Corners Property Trust, Inc.	12,277	3.04%	(12,804)
Rexford Industrial Realty, Inc.	4,542	2.37%	(13,283)
Acadia Realty Trust	19,316	3.63%	(16,936)
Xenia Hotels & Resorts, Inc.	22,780	3.72%	(25,434)
Americold Realty Trust	4,821	1.29%	(37,647)
Empire State Realty Trust, Inc. — Class A	28,679	2.65%	(46,787)
CareTrust REIT, Inc.	15,363	2.88%	(47,611)
Total Financial			635,708
Consumer, Cyclical
Hilton Grand Vacations, Inc.	5,161	2.26%	30,078
Lennar Corp. — Class A	1,349	1.16%	(5,122)
DR Horton, Inc.	1,540	1.19%	(5,423)
Marriott Vacations Worldwide Corp.	1,334	1.93%	(17,687)
PulteGroup, Inc.	4,103	1.74%	(32,005)
Total Consumer, Cyclical			(30,159)
Total GS Equity Market Neutral Long Custom Basket			$605,549

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Omega Healthcare Investors, Inc.	14,350	(4.03)%	$91,645
LTC Properties, Inc.	7,671	(2.26)%	68,013
National Health Investors, Inc.	2,030	(1.01)%	31,545
Office Properties Income Trust	10,184	(2.40)%	25,135
Broadstone Net Lease, Inc.	8,890	(2.05)%	22,635
Realty Income Corp.	10,022	(6.04)%	21,575
Urban Edge Properties	17,214	(2.93)%	19,042
American Finance Trust, Inc.	16,343	(1.22)%	17,796
Equity Commonwealth	5,062	(1.22)%	12,500
Sunstone Hotel Investors, Inc.	20,859	(2.32)%	10,037
Douglas Emmett, Inc.	8,193	(2.41)%	6,631
Easterly Government Properties, Inc.	6,197	(1.19)%	4,900
STORE Capital Corp.	15,918	(4.74)%	4,744
Healthcare Realty Trust, Inc.	8,748	(2.42)%	4,058
Corporate Office Properties Trust	9,493	(2.38)%	(1,372)
RLJ Lodging Trust	28,118	(3.89)%	(1,506)
Digital Realty Trust, Inc.	1,809	(2.43)%	(1,701)
Host Hotels & Resorts, Inc.	12,540	(1.90)%	(4,728)
Industrial Logistics Properties Trust	5,894	(1.39)%	(9,223)
Cousins Properties, Inc.	9,785	(3.39)%	(14,641)
Federal Realty Investment Trust	2,833	(3.11)%	(26,988)
Camden Property Trust	2,471	(3.39)%	(29,501)
Apple Hospitality REIT, Inc.	34,203	(5.00)%	(31,274)
SITE Centers Corp.	22,038	(3.16)%	(32,192)
CubeSmart	5,883	(2.65)%	(33,636)
Apartment Income REIT Corp.	9,342	(4.24)%	(34,218)
STAG Industrial, Inc.	7,601	(2.77)%	(38,866)
Washington Real Estate Investment Trust	12,480	(2.87)%	(40,452)
Essential Properties Realty Trust, Inc.	15,352	(3.99)%	(55,761)
Independence Realty Trust, Inc.	21,198	(4.01)%	(93,707)
Mid-America Apartment Communities, Inc.	3,451	(5.99)%	(140,023)
Total Financial			(249,533)
Exchange-Traded Funds
Vanguard Real Estate ETF	7,606	(7.20)%	(4,473)
Total GS Equity Market Neutral Short Custom Basket			$(254,006)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

GS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
AutoZone, Inc.	50	1.14%	$24,489
Gentherm, Inc.	441	0.50%	20,271
AutoNation, Inc.	466	0.74%	19,273
Gentex Corp.	2,686	1.16%	12,919
Brunswick Corp.	582	0.73%	7,400
Cummins, Inc.	310	0.91%	6,062
Dick's Sporting Goods, Inc.	333	0.52%	4,788
MSC Industrial Direct Company, Inc. — Class A	501	0.53%	3,580
Yum! Brands, Inc.	607	0.97%	1,721
Dolby Laboratories, Inc. — Class A	533	0.61%	976
Sleep Number Corp.	343	0.42%	463
NVR, Inc.	5	0.31%	136
MarineMax, Inc.	380	0.24%	(148)
Buckle, Inc.	1,263	0.65%	(390)
Williams-Sonoma, Inc.	101	0.23%	(421)
Zumiez, Inc.	692	0.36%	(914)
Tri Pointe Homes, Inc.	840	0.23%	(918)
Polaris, Inc.	401	0.63%	(1,792)
WW Grainger, Inc.	57	0.29%	(1,854)
Jack in the Box, Inc.	211	0.27%	(2,389)
Carter's, Inc.	403	0.51%	(2,482)
Big Lots, Inc.	646	0.37%	(2,936)
Autoliv, Inc.	511	0.57%	(3,090)
Acushnet Holdings Corp.	935	0.57%	(3,211)
Whirlpool Corp.	241	0.64%	(5,282)
Allison Transmission Holdings, Inc.	1,763	0.81%	(5,728)
Hibbett, Inc.	300	0.28%	(8,208)
Foot Locker, Inc.	738	0.44%	(8,775)
Total Consumer, Cyclical			53,540
Financial
Synchrony Financial	1,727	1.10%	15,951
Allstate Corp.	363	0.60%	11,903
Houlihan Lokey, Inc.	472	0.57%	5,922
Jefferies Financial Group, Inc.	700	0.34%	3,631
Raymond James Financial, Inc.	752	0.91%	3,116
Stewart Information Services Corp.	1,066	0.88%	2,198
Janus Henderson Group plc	763	0.41%	1,846
MGIC Investment Corp.	1,395	0.27%	697
Enstar Group Ltd.	366	1.12%	498
First American Financial Corp.	341	0.30%	470
Federated Hermes, Inc. — Class B	1,020	0.43%	146
Brandywine Realty Trust	2,978	0.52%	(184)
Discover Financial Services	372	0.60%	(191)
Markel Corp.	22	0.34%	(222)
Radian Group, Inc.	1,391	0.41%	(411)
Everest Re Group Ltd.	133	0.44%	(461)
Safety Insurance Group, Inc.	1,030	1.07%	(805)
Industrial Logistics Properties Trust	599	0.20%	(896)
Arch Capital Group Ltd.	1,026	0.51%	(976)
SEI Investments Co.	496	0.38%	(1,274)
Artisan Partners Asset Management, Inc. — Class A	373	0.24%	(1,718)
Piper Sandler Cos.	348	0.63%	(1,870)
Interactive Brokers Group, Inc. — Class A	686	0.56%	(1,925)
Affiliated Managers Group, Inc.	216	0.43%	(2,299)
OneMain Holdings, Inc.	903	0.65%	(2,359)
BankUnited, Inc.	1,122	0.61%	(2,736)
Essent Group Ltd.	864	0.50%	(2,850)
AMERISAFE, Inc.	1,085	0.80%	(3,018)
Evercore, Inc. — Class A	545	0.95%	(3,558)
Hanover Insurance Group, Inc.	540	0.92%	(4,943)
Mercury General Corp.	1,431	1.04%	(5,864)
Old Republic International Corp.	3,255	0.98%	(9,211)
Total Financial			(1,393)
Energy
Equitrans Midstream Corp.	2,272	0.30%	1,670
Antero Midstream Corp.	1,999	0.27%	(278)
Total Energy			1,392
Consumer, Non-cyclical
United Therapeutics Corp.	245	0.59%	14,648
Innoviva, Inc.	5,385	1.18%	13,720
Eagle Pharmaceuticals, Inc.	1,109	0.81%	12,261
Bio-Rad Laboratories, Inc. — Class A	73	0.71%	10,629
H&R Block, Inc.	3,188	1.04%	10,135
Prestige Consumer Healthcare, Inc.	739	0.54%	9,930
McKesson Corp.	134	0.35%	8,949
Molson Coors Beverage Co. — Class B	590	0.36%	6,785
Gilead Sciences, Inc.	1,153	1.05%	6,291
Blueprint Medicines Corp.	366	0.49%	5,415
Enanta Pharmaceuticals, Inc.	348	0.26%	5,198
Regeneron Pharmaceuticals, Inc.	39	0.31%	5,161
Pfizer, Inc.	552	0.31%	3,906
Coherus Biosciences, Inc.	2,726	0.57%	3,642
Amgen, Inc.	272	0.76%	2,650
PerkinElmer, Inc.	227	0.51%	2,502
Vector Group Ltd.	1,525	0.25%	1,576
Hologic, Inc.	813	0.78%	1,040
Quest Diagnostics, Inc.	526	1.00%	97
Merck & Company, Inc.	590	0.58%	(851)
EVERTEC, Inc.	1,375	0.82%	(924)
Vanda Pharmaceuticals, Inc.	2,486	0.56%	(1,018)
Exelixis, Inc.	1,281	0.35%	(1,063)
Sage Therapeutics, Inc.	451	0.26%	(1,113)
Grand Canyon Education, Inc.	235	0.27%	(1,161)
Bruker Corp.	282	0.29%	(1,255)
Perdoceo Education Corp.	5,390	0.74%	(1,499)
Vertex Pharmaceuticals, Inc.	126	0.30%	(1,733)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Amphastar Pharmaceuticals, Inc.	1,651	0.41%	$(2,016)
John B Sanfilippo & Son, Inc.	978	1.05%	(2,033)
Laboratory Corporation of America Holdings	87	0.32%	(2,040)
Corcept Therapeutics, Inc.	1,904	0.49%	(3,853)
USANA Health Sciences, Inc.	719	0.87%	(4,608)
Bristol-Myers Squibb Co.	1,262	0.98%	(5,655)
Incyte Corp.	517	0.47%	(5,730)
Philip Morris International, Inc.	555	0.69%	(5,931)
Herbalife Nutrition Ltd.	778	0.43%	(7,564)
Total Consumer, Non-cyclical			74,488
Basic Materials
NewMarket Corp.	101	0.45%	408
Royal Gold, Inc.	149	0.19%	(2,679)
Ingevity Corp.	263	0.25%	(3,161)
Reliance Steel & Aluminum Co.	177	0.33%	(5,140)
Nucor Corp.	373	0.48%	(6,133)
Total Basic Materials			(16,705)
Industrial
Owens Corning	395	0.44%	11,160
Waters Corp.	62	0.29%	10,028
Snap-on, Inc.	365	1.00%	9,513
Watts Water Technologies, Inc. — Class A	370	0.81%	9,488
Vishay Intertechnology, Inc.	2,152	0.57%	9,360
AGCO Corp.	156	0.25%	9,226
Acuity Brands, Inc.	121	0.27%	8,636
Lincoln Electric Holdings, Inc.	202	0.34%	6,836
Timken Co.	370	0.32%	6,348
Oshkosh Corp.	217	0.29%	5,932
Pentair plc	274	0.26%	1,186
Keysight Technologies, Inc.	266	0.57%	580
Louisiana-Pacific Corp.	447	0.36%	307
3M Co.	179	0.41%	(56)
Albany International Corp. — Class A	275	0.28%	(145)
Sanmina Corp.	518	0.26%	(554)
Mueller Industries, Inc.	649	0.35%	(1,159)
OSI Systems, Inc.	463	0.57%	(1,507)
Sturm Ruger & Company, Inc.	910	0.88%	(2,643)
Huntington Ingalls Industries, Inc.	290	0.73%	(3,168)
Hillenbrand, Inc.	472	0.26%	(3,283)
Boise Cascade Co.	554	0.39%	(3,852)
Donaldson Company, Inc.	1,072	0.81%	(3,942)
A O Smith Corp.	477	0.38%	(3,981)
Toro Co.	766	0.98%	(6,630)
Eagle Materials, Inc.	357	0.61%	(6,798)
Worthington Industries, Inc.	1,158	0.80%	(7,178)
MDU Resources Group, Inc.	2,389	0.93%	(8,571)
Total Industrial			35,133
Technology
NetApp, Inc.	791	0.93%	14,155
Seagate Technology Holdings plc	377	0.41%	11,986
Texas Instruments, Inc.	130	0.33%	10,414
HP, Inc.	1,505	0.54%	9,439
Cirrus Logic, Inc.	900	0.97%	4,582
CSG Systems International, Inc.	1,709	1.08%	4,478
Progress Software Corp.	1,636	1.05%	3,428
ExlService Holdings, Inc.	164	0.26%	2,950
Rambus, Inc.	3,301	0.96%	988
Lumentum Holdings, Inc.	445	0.49%	(97)
Intel Corp.	650	0.45%	(210)
CommVault Systems, Inc.	208	0.20%	(1,833)
Oracle Corp.	609	0.69%	(1,851)
Dropbox, Inc. — Class A	900	0.34%	(2,867)
Xperi Holding Corp.	1,483	0.37%	(3,161)
Qorvo, Inc.	234	0.51%	(4,653)
Kulicke & Soffa Industries, Inc.	352	0.27%	(5,331)
Total Technology			42,417
Communications
Viavi Solutions, Inc.	4,910	1.01%	17,251
Cisco Systems, Inc.	1,402	1.00%	6,614
TEGNA, Inc.	2,294	0.59%	5,158
Juniper Networks, Inc.	1,308	0.47%	4,723
Omnicom Group, Inc.	1,122	1.06%	4,220
Ciena Corp.	345	0.23%	4,040
VeriSign, Inc.	142	0.38%	1,812
Fox Corp. — Class A	500	0.26%	1,155
F5 Networks, Inc.	137	0.36%	961
Nexstar Media Group, Inc. — Class A	178	0.35%	(118)
InterDigital, Inc.	480	0.43%	(1,039)
Arista Networks, Inc.	68	0.31%	(1,387)
Yelp, Inc. — Class A	957	0.47%	(1,778)
World Wrestling Entertainment, Inc. — Class A	467	0.34%	(1,838)
Cogent Communications Holdings, Inc.	469	0.43%	(2,682)
Telephone & Data Systems, Inc.	1,020	0.26%	(4,174)
Total Communications			32,918
Utilities
UGI Corp.	1,652	0.92%	11,500
IDACORP, Inc.	725	0.98%	6,013
Public Service Enterprise Group, Inc.	594	0.47%	4,894
Southern Co.	589	0.48%	3,073
American States Water Co.	768	0.86%	2,484
DTE Energy Co.	461	0.67%	1,000
Sempra Energy	186	0.31%	466
Chesapeake Utilities Corp.	589	0.92%	(553)
CMS Energy Corp.	1,031	0.81%	(596)
National Fuel Gas Co.	1,592	1.09%	(1,085)
MGE Energy, Inc.	955	0.92%	(2,766)
Total Utilities			24,430
Total GS Long/Short Equity Long Custom Basket			$246,220

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Stericycle, Inc.	1,185	(1.82)%	$6,914
Jacobs Engineering Group, Inc.	613	(1.85)%	4,569
US Ecology, Inc.	695	(0.51)%	3,543
Harsco Corp.	1,969	(0.76)%	2,436
Boeing Co.	317	(1.59)%	2,104
TransDigm Group, Inc.	46	(0.66)%	461
General Electric Co.	196	(0.46)%	(237)
Tetra Tech, Inc.	210	(0.72)%	(4,758)
Waste Management, Inc.	536	(1.83)%	(6,570)
Republic Services, Inc. — Class A	662	(1.81)%	(7,239)
Casella Waste Systems, Inc. — Class A	950	(1.65)%	(18,588)
Total Industrial			(17,365)
Utilities
ONE Gas, Inc.	923	(1.33)%	12,956
Atmos Energy Corp.	850	(1.71)%	10,582
Edison International	1,412	(1.79)%	3,327
CenterPoint Energy, Inc.	883	(0.50)%	1,123
Total Utilities			27,988
Financial
Americold Realty Trust	2,225	(1.47)%	19,673
Digital Realty Trust, Inc.	473	(1.56)%	6,915
JBG SMITH Properties	1,624	(1.10)%	5,593
Safehold, Inc.	354	(0.58)%	4,670
Crown Castle International Corp.	126	(0.50)%	2,666
Equitable Holdings, Inc.	1,252	(0.85)%	1,768
Ventas, Inc.	369	(0.46)%	1,733
CyrusOne, Inc.	504	(0.89)%	1,727
Apartment Income REIT Corp.	321	(0.36)%	1,005
Healthpeak Properties, Inc.	1,406	(1.07)%	952
State Street Corp.	901	(1.74)%	801
Welltower, Inc.	952	(1.79)%	675
Alexandria Real Estate Equities, Inc.	271	(1.18)%	398
Host Hotels & Resorts, Inc.	5,056	(1.88)%	315
Lincoln National Corp.	578	(0.91)%	(524)
Wells Fargo & Co.	601	(0.64)%	(532)
Outfront Media, Inc.	1,464	(0.84)%	(1,163)
Sunstone Hotel Investors, Inc.	4,911	(1.34)%	(1,278)
Pebblebrook Hotel Trust	1,776	(0.91)%	(1,380)
Bank of America Corp.	2,035	(1.97)%	(1,424)
Apple Hospitality REIT, Inc.	1,556	(0.56)%	(1,486)
Howard Hughes Corp.	446	(0.89)%	(1,897)
JPMorgan Chase & Co.	521	(1.95)%	(2,175)
Comerica, Inc.	390	(0.72)%	(2,597)
Equinix, Inc.	96	(1.73)%	(3,308)
Rayonier, Inc.	1,018	(0.83)%	(4,102)
UDR, Inc.	1,349	(1.63)%	(4,400)
Western Alliance Bancorporation	405	(1.01)%	(4,508)
First Republic Bank	238	(1.05)%	(5,676)
Rexford Industrial Realty, Inc.	861	(1.11)%	(9,099)
Sun Communities, Inc.	390	(1.65)%	(16,555)
Total Financial			(13,213)
Energy
Schlumberger N.V.	1,555	(1.05)%	8,314
Sunrun, Inc.	469	(0.47)%	818
NOV, Inc.	1,261	(0.38)%	(35)
Helmerich & Payne, Inc.	617	(0.39)%	(390)
Phillips 66	1,194	(1.91)%	(986)
Hess Corp.	261	(0.46)%	(2,177)
Pioneer Natural Resources Co.	558	(2.12)%	(3,720)
Patterson-UTI Energy, Inc.	3,429	(0.70)%	(4,267)
Valero Energy Corp.	1,281	(2.06)%	(8,095)
Devon Energy Corp.	821	(0.66)%	(8,436)
Range Resources Corp.	1,714	(0.88)%	(9,051)
Halliburton Co.	3,766	(1.86)%	(9,195)
Diamondback Energy, Inc.	465	(1.00)%	(9,201)
Total Energy			(46,421)
Consumer, Cyclical
United Airlines Holdings, Inc.	1,786	(1.94)%	9,448
JetBlue Airways Corp.	4,676	(1.63)%	8,662
Freshpet, Inc.	253	(0.82)%	4,693
DraftKings, Inc. — Class A	328	(0.36)%	4,087
Delta Air Lines, Inc.	2,045	(1.99)%	2,775
Spirit Airlines, Inc.	1,085	(0.64)%	1,932
Alaska Air Group, Inc.	991	(1.32)%	1,709
Southwest Airlines Co.	1,347	(1.58)%	1,016
American Airlines Group, Inc.	4,225	(1.98)%	(4,751)
Royal Caribbean Cruises Ltd.	496	(1.01)%	(4,895)
Total Consumer, Cyclical			24,676
Technology
Clarivate plc	1,839	(0.92)%	9,452
Coupa Software, Inc.	145	(0.72)%	6,821
DocuSign, Inc.	71	(0.42)%	3,685
Twilio, Inc. — Class A	53	(0.39)%	2,533
Splunk, Inc.	186	(0.61)%	2,531
Everbridge, Inc.	146	(0.50)%	2,246
KBR, Inc.	2,088	(1.88)%	1,256
Zscaler, Inc.	87	(0.52)%	(64)
Smartsheet, Inc. — Class A	247	(0.39)%	(1,370)
Ceridian HCM Holding, Inc.	245	(0.63)%	(5,635)
Total Technology			21,455
Consumer, Non-cyclical
Teladoc Health, Inc.	389	(1.13)%	6,870
ManpowerGroup, Inc.	496	(1.22)%	5,989
Brink's Co.	299	(0.43)%	3,837
CoStar Group, Inc.	958	(1.88)%	1,000
Guardant Health, Inc.	397	(1.13)%	792
Sysco Corp.	309	(0.55)%	(307)
Total Consumer, Non-cyclical			18,181
Communications
Okta, Inc.	187	(1.01)%	4,327
Uber Technologies, Inc.	989	(1.01)%	2,661
Chewy, Inc. — Class A	222	(0.34)%	1,937

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Anaplan, Inc.	379	(0.53)%	$636
Lyft, Inc. — Class A	768	(0.94)%	(4,405)
Total Communications			5,156
Basic Materials
International Flavors & Fragrances, Inc.	486	(1.48)%	7,458
Total GS Long/Short Equity Short Custom Basket			$27,915

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

MS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Owens Corning	395	0.47%	$11,141
Waters Corp.	62	0.32%	10,037
Snap-on, Inc.	365	0.98%	9,719
Watts Water Technologies, Inc. — Class A	370	0.80%	9,459
Vishay Intertechnology, Inc.	2,152	0.56%	9,419
AGCO Corp.	156	0.25%	9,243
Acuity Brands, Inc.	121	0.27%	8,607
Oshkosh Corp.	217	0.29%	7,047
Lincoln Electric Holdings, Inc.	202	0.33%	6,888
Timken Co.	370	0.31%	6,332
Pentair plc	274	0.26%	1,201
Keysight Technologies, Inc.	266	0.56%	579
Louisiana-Pacific Corp.	447	0.35%	312
3M Co.	179	0.40%	(57)
Albany International Corp. — Class A	275	0.27%	(139)
Sanmina Corp.	518	0.26%	(546)
Mueller Industries, Inc.	649	0.34%	(1,145)
OSI Systems, Inc.	463	0.56%	(1,492)
Sturm Ruger & Company, Inc.	910	0.86%	(2,628)
Huntington Ingalls Industries, Inc.	290	0.72%	(3,137)
Hillenbrand, Inc.	472	0.26%	(3,282)
Boise Cascade Co.	554	0.38%	(3,779)
Donaldson Company, Inc.	1,072	0.79%	(3,893)
A O Smith Corp.	477	0.37%	(3,964)
Toro Co.	766	0.96%	(6,534)
Eagle Materials, Inc.	357	0.60%	(6,713)
Worthington Industries, Inc.	1,158	0.78%	(7,054)
MDU Resources Group, Inc.	2,389	0.91%	(8,560)
Total Industrial			37,061
Consumer, Cyclical
AutoZone, Inc.	50	1.09%	24,429
Gentherm, Inc.	441	0.46%	20,252
AutoNation, Inc.	466	0.73%	19,291
Gentex Corp.	2,686	1.14%	12,896
Brunswick Corp.	582	0.71%	7,416
Cummins, Inc.	310	0.89%	6,026
Dick's Sporting Goods, Inc.	333	0.51%	4,809
MSC Industrial Direct Company, Inc. — Class A	501	0.52%	3,608
Yum! Brands, Inc.	607	0.95%	1,695
Dolby Laboratories, Inc. — Class A	533	0.60%	948
Sleep Number Corp.	343	0.41%	441
NVR, Inc.	5	0.31%	127
MarineMax, Inc.	380	0.24%	(132)
Buckle, Inc.	1,263	0.64%	(299)
Williams-Sonoma, Inc.	101	0.23%	(406)
Zumiez, Inc.	692	0.35%	(564)
Tri Pointe Homes, Inc.	840	0.23%	(887)
Polaris, Inc.	401	0.62%	(1,813)
WW Grainger, Inc.	57	0.29%	(1,891)
Carter's, Inc.	403	0.50%	(2,492)
Jack in the Box, Inc.	211	0.26%	(2,516)
Big Lots, Inc.	646	0.36%	(2,818)
Autoliv, Inc.	511	0.56%	(3,052)
Acushnet Holdings Corp.	935	0.56%	(3,231)
Whirlpool Corp.	241	0.63%	(5,295)
Allison Transmission Holdings, Inc.	1,763	0.80%	(5,520)
Hibbett, Inc.	300	0.27%	(8,175)
Foot Locker, Inc.	738	0.43%	(8,765)
Total Consumer, Cyclical			54,082
Financial
Synchrony Financial	1,727	1.08%	15,982
Allstate Corp.	363	0.59%	11,889
Houlihan Lokey, Inc.	472	0.56%	5,835
Jefferies Financial Group, Inc.	700	0.33%	3,693
Raymond James Financial, Inc.	752	0.89%	3,183
Stewart Information Services Corp.	1,066	0.87%	2,191
Janus Henderson Group plc	763	0.41%	1,837
MGIC Investment Corp.	1,395	0.27%	764
First American Financial Corp.	341	0.29%	459
Federated Hermes, Inc. — Class B	1,020	0.43%	67
Enstar Group Ltd.	319	0.96%	43
Discover Financial Services	372	0.59%	(141)
Markel Corp.	22	0.34%	(194)
Brandywine Realty Trust	2,978	0.51%	(199)
Radian Group, Inc.	1,391	0.41%	(348)
Everest Re Group Ltd.	133	0.43%	(451)
Safety Insurance Group, Inc.	1,030	1.05%	(817)
Industrial Logistics Properties Trust	599	0.20%	(902)
Arch Capital Group Ltd.	1,026	0.50%	(956)
SEI Investments Co.	496	0.38%	(1,273)
Artisan Partners Asset Management, Inc. — Class A	373	0.23%	(1,719)
Interactive Brokers Group, Inc. — Class A	686	0.55%	(1,883)
Piper Sandler Cos.	348	0.62%	(1,893)
Affiliated Managers Group, Inc.	216	0.42%	(2,267)
OneMain Holdings, Inc.	903	0.64%	(2,318)
BankUnited, Inc.	1,122	0.60%	(2,614)
Essent Group Ltd.	864	0.49%	(2,748)
AMERISAFE, Inc.	1,085	0.78%	(3,007)
Evercore, Inc. — Class A	545	0.94%	(3,477)
Hanover Insurance Group, Inc.	540	0.90%	(4,945)
Mercury General Corp.	1,431	1.02%	(5,721)
Old Republic International Corp.	3,255	0.97%	(9,202)
Goldman Sachs Group, Inc.	402	1.95%	(13,502)
Total Financial			(14,634)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
United Therapeutics Corp.	245	0.58%	$14,742
Innoviva, Inc.	5,385	1.16%	13,633
Eagle Pharmaceuticals, Inc.	1,109	0.79%	12,586
McKesson Corp.	134	0.34%	11,103
Bio-Rad Laboratories, Inc. — Class A	73	0.70%	10,662
H&R Block, Inc.	3,188	1.02%	10,181
Prestige Consumer Healthcare, Inc.	739	0.53%	9,951
Molson Coors Beverage Co. — Class B	590	0.35%	6,805
Gilead Sciences, Inc.	1,153	1.03%	6,493
Blueprint Medicines Corp.	366	0.48%	5,405
Enanta Pharmaceuticals, Inc.	348	0.25%	5,194
Regeneron Pharmaceuticals, Inc.	39	0.30%	5,158
Pfizer, Inc.	552	0.30%	4,996
Coherus Biosciences, Inc.	2,726	0.56%	3,596
PerkinElmer, Inc.	227	0.51%	2,496
Vector Group Ltd.	1,525	0.25%	1,583
Amgen, Inc.	272	0.74%	1,557
Hologic, Inc.	813	0.77%	1,044
Quest Diagnostics, Inc.	526	0.98%	32
EVERTEC, Inc.	1,375	0.81%	(823)
Merck & Company, Inc.	590	0.57%	(902)
Vanda Pharmaceuticals, Inc.	2,486	0.55%	(950)
Sage Therapeutics, Inc.	451	0.26%	(961)
Exelixis, Inc.	1,281	0.35%	(1,074)
Grand Canyon Education, Inc.	235	0.27%	(1,169)
Bruker Corp.	282	0.28%	(1,258)
Perdoceo Education Corp.	5,390	0.73%	(1,423)
Vertex Pharmaceuticals, Inc.	126	0.29%	(1,827)
Amphastar Pharmaceuticals, Inc.	1,651	0.40%	(1,984)
John B Sanfilippo & Son, Inc.	978	1.03%	(2,057)
Laboratory Corporation of America Holdings	87	0.31%	(2,120)
Corcept Therapeutics, Inc.	1,904	0.48%	(3,751)
USANA Health Sciences, Inc.	719	0.85%	(4,615)
Bristol-Myers Squibb Co.	1,262	0.96%	(5,691)
Incyte Corp.	517	0.46%	(5,706)
Philip Morris International, Inc.	555	0.68%	(6,000)
Herbalife Nutrition Ltd.	778	0.42%	(7,611)
Total Consumer, Non-cyclical			77,295
Communications
Viavi Solutions, Inc.	4,910	0.99%	17,597
Cisco Systems, Inc.	1,402	0.98%	6,627
TEGNA, Inc.	2,293	0.58%	5,162
Juniper Networks, Inc.	1,308	0.46%	4,672
Omnicom Group, Inc.	1,122	1.04%	4,341
Ciena Corp.	345	0.23%	3,989
VeriSign, Inc.	142	0.37%	1,809
Fox Corp. — Class A	500	0.26%	1,160
F5 Networks, Inc.	137	0.35%	985
Nexstar Media Group, Inc. — Class A	178	0.35%	(101)
InterDigital, Inc.	480	0.42%	(1,023)
Arista Networks, Inc.	68	0.30%	(1,369)
World Wrestling Entertainment, Inc. — Class A	467	0.34%	(1,855)
Yelp, Inc. — Class A	957	0.46%	(1,879)
Cogent Communications Holdings, Inc.	469	0.43%	(2,699)
Telephone & Data Systems, Inc.	1,020	0.26%	(4,134)
Total Communications			33,282
Technology
NetApp, Inc.	791	0.91%	14,143
Seagate Technology Holdings plc	377	0.40%	11,983
Texas Instruments, Inc.	130	0.32%	10,395
HP, Inc.	1,505	0.53%	9,421
Cirrus Logic, Inc.	900	0.95%	4,686
CSG Systems International, Inc.	1,709	1.06%	4,612
Progress Software Corp.	1,636	1.03%	3,398
ExlService Holdings, Inc.	164	0.26%	2,976
Rambus, Inc.	3,301	0.94%	1,075
Lumentum Holdings, Inc.	445	0.48%	(94)
Intel Corp.	650	0.44%	(169)
CommVault Systems, Inc.	208	0.20%	(1,795)
Oracle Corp.	609	0.68%	(1,826)
Dropbox, Inc. — Class A	900	0.34%	(2,862)
Xperi Holding Corp.	1,483	0.36%	(2,994)
Qorvo, Inc.	234	0.50%	(4,550)
Kulicke & Soffa Industries, Inc.	352	0.26%	(5,365)
Total Technology			43,034
Basic Materials
NewMarket Corp.	101	0.44%	417
Royal Gold, Inc.	149	0.18%	(2,675)
Ingevity Corp.	263	0.24%	(3,154)
Reliance Steel & Aluminum Co.	177	0.32%	(5,146)
Nucor Corp.	373	0.47%	(6,104)
Total Basic Materials			(16,662)
Utilities
UGI Corp.	1,652	0.90%	11,546
IDACORP, Inc.	725	0.96%	5,980
Public Service Enterprise Group, Inc.	594	0.46%	4,898
Southern Co.	589	0.47%	3,251
American States Water Co.	768	0.84%	2,558
DTE Energy Co.	461	0.66%	941
Sempra Energy	186	0.30%	480
Chesapeake Utilities Corp.	589	0.91%	(464)
CMS Energy Corp.	1,031	0.79%	(752)
National Fuel Gas Co.	1,592	1.07%	(1,034)
MGE Energy, Inc.	955	0.90%	(2,730)
Total Utilities			24,674
Energy
Equitrans Midstream Corp.	2,272	0.30%	1,699
Antero Midstream Corp.	1,999	0.27%	(204)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Total Energy			$1,495
Total MS Long/Short Equity Long Custom Basket			$239,627

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Financial
Americold Realty Trust	2,225	(1.45)%	$20,012
Digital Realty Trust, Inc.	473	(1.56)%	6,909
JBG SMITH Properties	1,624	(1.10)%	5,571
Safehold, Inc.	354	(0.58)%	4,747
Crown Castle International Corp.	126	(0.50)%	2,661
CyrusOne, Inc.	504	(0.89)%	1,778
Ventas, Inc.	369	(0.46)%	1,749
Equitable Holdings, Inc.	1,252	(0.85)%	1,742
Apartment Income REIT Corp.	321	(0.36)%	1,003
Healthpeak Properties, Inc.	1,406	(1.07)%	938
State Street Corp.	901	(1.74)%	761
Welltower, Inc.	952	(1.79)%	687
Alexandria Real Estate Equities, Inc.	271	(1.18)%	415
Host Hotels & Resorts, Inc.	5,056	(1.88)%	355
Wells Fargo & Co.	601	(0.64)%	(540)
Lincoln National Corp.	578	(0.91)%	(639)
Sunstone Hotel Investors, Inc.	4,911	(1.34)%	(1,121)
Outfront Media, Inc.	1,464	(0.84)%	(1,173)
Pebblebrook Hotel Trust	1,776	(0.91)%	(1,335)
Bank of America Corp.	2,035	(1.97)%	(1,435)
Apple Hospitality REIT, Inc.	1,556	(0.56)%	(1,493)
Howard Hughes Corp.	446	(0.89)%	(1,983)
JPMorgan Chase & Co.	521	(1.95)%	(2,065)
Comerica, Inc.	390	(0.72)%	(2,672)
Equinix, Inc.	96	(1.73)%	(3,205)
Rayonier, Inc.	1,018	(0.83)%	(4,115)
UDR, Inc.	1,349	(1.63)%	(4,429)
Western Alliance Bancorporation	405	(1.01)%	(4,491)
First Republic Bank	238	(1.05)%	(5,654)
Rexford Industrial Realty, Inc.	861	(1.11)%	(9,660)
Sun Communities, Inc.	390	(1.65)%	(16,795)
Total Financial			(13,477)
Industrial
Stericycle, Inc.	1,185	(1.84)%	6,876
Jacobs Engineering Group, Inc.	613	(1.85)%	4,565
US Ecology, Inc.	695	(0.51)%	3,535
Harsco Corp.	1,969	(0.76)%	2,456
Boeing Co.	317	(1.59)%	2,163
TransDigm Group, Inc.	46	(0.66)%	447
General Electric Co.	196	(0.46)%	(229)
Tetra Tech, Inc.	210	(0.72)%	(4,775)
Waste Management, Inc.	536	(1.83)%	(6,567)
Republic Services, Inc. — Class A	662	(1.81)%	(7,099)
Casella Waste Systems, Inc. — Class A	950	(1.65)%	(18,557)
Total Industrial			(17,185)
Communications
Okta, Inc.	187	(1.01)%	4,348
Uber Technologies, Inc.	989	(1.01)%	2,646
Chewy, Inc. — Class A	222	(0.34)%	1,955
Anaplan, Inc.	379	(0.53)%	648
Lyft, Inc. — Class A	768	(0.94)%	(4,356)
Total Communications			5,241
Consumer, Non-cyclical
Teladoc Health, Inc.	389	(1.13)%	6,897
ManpowerGroup, Inc.	496	(1.22)%	6,020
Brink's Co.	299	(0.43)%	3,856
CoStar Group, Inc.	958	(1.88)%	1,091
Guardant Health, Inc.	397	(1.13)%	795
Sysco Corp.	309	(0.55)%	(327)
Total Consumer, Non-cyclical			18,332
Technology
Clarivate plc	1,839	(0.92)%	9,448
Coupa Software, Inc.	145	(0.72)%	6,860
DocuSign, Inc.	71	(0.42)%	3,733
Twilio, Inc. — Class A	53	(0.39)%	2,554
Splunk, Inc.	186	(0.61)%	2,548
Everbridge, Inc.	146	(0.50)%	2,257
KBR, Inc.	2,088	(1.88)%	1,344
Zscaler, Inc.	87	(0.52)%	(55)
Smartsheet, Inc. — Class A	247	(0.39)%	(1,344)
Ceridian HCM Holding, Inc.	245	(0.63)%	(5,609)
Total Technology			21,736
Consumer, Cyclical
United Airlines Holdings, Inc.	1,786	(1.94)%	9,448
JetBlue Airways Corp.	4,676	(1.63)%	8,664
Freshpet, Inc.	253	(0.82)%	4,677
DraftKings, Inc. — Class A	328	(0.36)%	4,076
Delta Air Lines, Inc.	2,045	(1.99)%	2,786
Spirit Airlines, Inc.	1,085	(0.64)%	2,016
Alaska Air Group, Inc.	991	(1.32)%	1,728
Southwest Airlines Co.	1,347	(1.58)%	1,046
American Airlines Group, Inc.	4,225	(1.98)%	(4,659)
Royal Caribbean Cruises Ltd.	496	(1.01)%	(4,898)
Total Consumer, Cyclical			24,884
Energy
Schlumberger N.V.	1,555	(1.05)%	8,263
Sunrun, Inc.	469	(0.47)%	784
NOV, Inc.	1,261	(0.38)%	(34)
Helmerich & Payne, Inc.	617	(0.39)%	(382)
Phillips 66	1,194	(1.91)%	(714)
Hess Corp.	261	(0.46)%	(2,132)
Pioneer Natural Resources Co.	558	(2.12)%	(3,672)
Patterson-UTI Energy, Inc.	3,429	(0.70)%	(4,285)
Valero Energy Corp.	1,281	(2.06)%	(7,755)
Devon Energy Corp.	821	(0.66)%	(8,378)
Diamondback Energy, Inc.	465	(1.00)%	(9,010)
Halliburton Co.	3,766	(1.86)%	(9,165)
Range Resources Corp.	1,714	(0.88)%	(9,203)
Total Energy			(45,683)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
Utilities
ONE Gas, Inc.	923	(1.33)%	$12,976
Atmos Energy Corp.	850	(1.71)%	10,641
Edison International	1,412	(1.79)%	3,482
CenterPoint Energy, Inc.	883	(0.50)%	1,124
Total Utilities			28,223
Basic Materials
International Flavors & Fragrances, Inc.	486	(1.48)%	7,558
Total Basic Materials			7,558
Total MS Long/Short Equity Short Custom Basket			$29,629

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2021.
[2]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[3]	Affiliated issuer.
[4]	All or a portion of this security is pledged as custom basket swap collateral at September 30, 2021.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of September 30, 2021.

GS — Goldman Sachs International

JPY — Japanese Yen

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$20,054,333	$—	$—		$20,054,333
Master Limited Partnerships	201,360	—	—		201,360
Rights	—	—	—	*	—
Mutual Funds	5,896,383	—	—		5,896,383
Closed-End Funds	3,193,309	—	—		3,193,309
U.S. Treasury Bills	—	7,495,422	—		7,495,422
Repurchase Agreements	—	1,098,596	—		1,098,596
Securities Lending Collateral	421,194	—	—		421,194
Commodity Futures Contracts**	482,909	—	—		482,909
Currency Futures Contracts**	357,647	—	—		357,647
Equity Futures Contracts**	148,074	538	—		148,612
Interest Rate Futures Contracts**	55,705	481	—		56,186
Equity Custom Basket Swap Agreements**	—	1,793,709	—		1,793,709
Total Assets	$30,810,914	$10,388,746	$—		$41,199,660

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks Sold Short	$6,580,940	$—	$—		$6,580,940
Master Limited Partnerships Sold Short	204,437	—	—		204,437
Exchange-Traded Funds Sold Short	3,408,176	—	—		3,408,176
Commodity Futures Contracts**	303,238	—	—		303,238
Currency Futures Contracts**	178,575	—	—		178,575
Equity Futures Contracts**	92,890	4,458	—		97,348
Interest Rate Futures Contracts**	24,537	10,935	—		35,472
Equity Custom Basket Swap Agreements**	—	503,099	—		503,099
Total Liabilities	$10,792,793	$518,492	$—		$11,311,285

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,167,874	$17,725	$(1,500,000)	$8,318	$(6,075)	$687,842	27,525	$17,935
Guggenheim Strategy Fund III	2,452,729	27,732	–	–	3,888	2,484,349	98,821	28,013
Guggenheim Ultra Short Duration Fund — Institutional Class	5,151,197	17,072	(4,600,000)	22,937	(28,609)	562,597	56,429	17,344
Guggenheim Variable Insurance Strategy Fund III	2,135,271	24,629	–	–	1,695	2,161,595	86,257	24,857
	$11,907,071	$87,158	$(6,100,000)	$31,255	$(29,101)	$5,896,383		$88,149

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 71.2%
Technology - 31.6%
Apple, Inc.	74,960	$10,606,840
Microsoft Corp.	34,078	9,607,270
NVIDIA Corp.	17,252	3,573,924
Adobe, Inc.*	3,287	1,892,392
Intel Corp.	27,996	1,491,627
Broadcom, Inc.	2,831	1,372,837
Texas Instruments, Inc.	6,371	1,224,570
Intuit, Inc.	1,886	1,017,516
QUALCOMM, Inc.	7,784	1,003,980
Advanced Micro Devices, Inc.*	8,370	861,273
Applied Materials, Inc.	6,231	802,117
Analog Devices, Inc.	3,708	621,016
Lam Research Corp.	980	557,767
Micron Technology, Inc.	7,768	551,373
Fiserv, Inc.*	4,570	495,845
Zoom Video Communications, Inc. — Class A*	1,661	434,352
Autodesk, Inc.*	1,518	432,888
ASML Holding N.V. — Class G	562	418,752
Activision Blizzard, Inc.	5,367	415,352
Atlassian Corporation plc — Class A*	948	371,066
NXP Semiconductor N.V.	1,830	358,442
KLA Corp.	1,054	352,573
DocuSign, Inc.*	1,344	345,986
Marvell Technology, Inc.	5,683	342,742
Crowdstrike Holdings, Inc. — Class A*	1,375	337,947
Workday, Inc. — Class A*	1,318	329,355
Synopsys, Inc.*	1,052	314,979
Microchip Technology, Inc.	1,891	290,249
Cadence Design Systems, Inc.*	1,910	289,250
Electronic Arts, Inc.	1,964	279,379
Paychex, Inc.	2,483	279,213
Cognizant Technology Solutions Corp. — Class A	3,627	269,160
Xilinx, Inc.*	1,708	257,891
ANSYS, Inc.*	602	204,951
Skyworks Solutions, Inc.	1,140	187,849
NetEase, Inc. ADR	2,076	177,290
Splunk, Inc.*	1,131	163,667
Cerner Corp.	2,040	143,861
Check Point Software Technologies Ltd.*	916	103,545
Total Technology		42,781,086
Communications - 22.0%
Amazon.com, Inc.*	2,297	7,545,737
Alphabet, Inc. — Class C*	1,452	3,870,030
Facebook, Inc. — Class A*	10,810	3,668,806
Alphabet, Inc. — Class A*	1,365	3,649,355
Netflix, Inc.*	3,054	1,863,978
Comcast Corp. — Class A	31,607	1,767,779
Cisco Systems, Inc.	29,081	1,582,879
T-Mobile US, Inc.*	8,612	1,100,269
Charter Communications, Inc. — Class A*	1,268	922,546
Booking Holdings, Inc.*	283	671,805
MercadoLibre, Inc.*	343	576,034
JD.com, Inc. ADR*	5,447	393,491
eBay, Inc.	4,486	312,540
Match Group, Inc.*	1,910	299,851
Baidu, Inc. ADR*	1,744	268,140
Pinduoduo, Inc. ADR*	2,636	239,006
Okta, Inc.*	990	234,967
CDW Corp.	949	172,737
Sirius XM Holdings, Inc.[1]	27,951	170,501
VeriSign, Inc.*	772	158,268
Trip.com Group Ltd. ADR*	3,644	112,053
Fox Corp. — Class A	2,232	89,526
Fox Corp. — Class B	1,735	64,403
Total Communications		29,734,701
Consumer, Non-cyclical - 9.2%
PayPal Holdings, Inc.*	8,108	2,109,783
PepsiCo, Inc.	9,537	1,434,460
Moderna, Inc.*	2,785	1,071,835
Amgen, Inc.	3,919	833,375
Intuitive Surgical, Inc.*	821	816,197
Gilead Sciences, Inc.	8,652	604,342
Automatic Data Processing, Inc.	2,920	583,766
Mondelez International, Inc. — Class A	9,646	561,204
Regeneron Pharmaceuticals, Inc.*	725	438,755
Illumina, Inc.*	1,080	438,059
Dexcom, Inc.*	668	365,302
IDEXX Laboratories, Inc.*	587	365,055
Align Technology, Inc.*	545	362,660
Keurig Dr Pepper, Inc.	9,781	334,119
Vertex Pharmaceuticals, Inc.*	1,790	324,688
Monster Beverage Corp.*	3,650	324,230
Kraft Heinz Co.	8,442	310,835
Biogen, Inc.*	1,028	290,914
Cintas Corp.	711	270,649
Verisk Analytics, Inc. — Class A	1,113	222,901
Seagen, Inc.*	1,255	213,099
Incyte Corp.*	1,524	104,821
Total Consumer, Non-cyclical		12,381,049
Consumer, Cyclical - 6.7%
Tesla, Inc.*	5,622	4,359,749
Costco Wholesale Corp.	3,051	1,370,967
Starbucks Corp.	8,137	897,593
Lululemon Athletica, Inc.*	862	348,851
Marriott International, Inc. — Class A*	2,247	332,758
O'Reilly Automotive, Inc.*	476	290,865
Walgreens Boots Alliance, Inc.	5,969	280,842
Ross Stores, Inc.	2,464	268,206
Copart, Inc.*	1,633	226,530
Fastenal Co.	3,966	204,685
PACCAR, Inc.	2,396	189,092
Peloton Interactive, Inc. — Class A*	1,874	163,132
Dollar Tree, Inc.*	1,552	148,557
Total Consumer, Cyclical		9,081,827
Industrial - 1.1%
Honeywell International, Inc.	4,764	1,011,302
CSX Corp.	15,557	462,665
Total Industrial		1,473,967
Utilities - 0.6%
Exelon Corp.	6,748	326,198

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 71.2% (continued)
Utilities - 0.6% (continued)
American Electric Power Company, Inc.	3,452	$280,234
Xcel Energy, Inc.	3,716	232,250
Total Utilities		838,682
Total Common Stocks
(Cost $70,460,494)		96,291,312

MUTUAL FUNDS† - 14.2%
Guggenheim Strategy Fund II2	738,339	18,451,093
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	83,035	827,855
Total Mutual Funds
(Cost $18,996,917)		19,278,948

	Face Amount
U.S. TREASURY BILLS†† - 9.9%
U.S. Treasury Bills
0.04% due 12/09/21[3,4]	$11,200,000	11,199,458
0.04% due 10/07/21[4,5]	2,217,000	2,216,988
Total U.S. Treasury Bills
(Cost $13,416,108)		13,416,446

REPURCHASE AGREEMENTS††,6 - 9.3%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	7,069,506	7,069,506
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	2,746,863	2,746,863
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	2,746,863	2,746,863
Total Repurchase Agreements
(Cost $12,563,232)		12,563,232

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[8]	101,425	101,425
Total Securities Lending Collateral
(Cost $101,425)		101,425
Total Investments - 104.7%
(Cost $115,538,176)		$141,651,363
Other Assets & Liabilities, net - (4.7)%		(6,422,607)
Total Net Assets - 100.0%		$135,228,756

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	166	Dec 2021	$48,726,810	$(1,988,547)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	0.63% (Federal Funds Rate + 0.55%)	At Maturity	11/04/21	1,024	$15,044,211	$(348,008)
BNP Paribas	NASDAQ-100 Index	Pay	0.74% (1 Month USD LIBOR + 0.65%)	At Maturity	11/04/21	725	10,651,865	(574,325)
Barclays Bank plc	NASDAQ-100 Index	Pay	0.55% (U.S. Secured Overnight Financing Rate + 0.50%)	At Maturity	11/03/21	6,771	99,465,715	(4,688,265)
							$125,161,791	$(5,610,598)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2021.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$96,291,312	$—	$—	$96,291,312
Mutual Funds	19,278,948	—	—	19,278,948
U.S. Treasury Bills	—	13,416,446	—	13,416,446
Repurchase Agreements	—	12,563,232	—	12,563,232
Securities Lending Collateral	101,425	—	—	101,425
Total Assets	$115,671,685	$25,979,678	$—	$141,651,363

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,988,547	$—	$—	$1,988,547
Equity Index Swap Agreements**	—	5,610,598	—	5,610,598
Total Liabilities	$1,988,547	$5,610,598	$—	$7,599,145

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$19,837,695	$269,586	$(1,680,000)	$1,949	$21,863	$18,451,093	738,339	$196,513
Guggenheim Ultra Short Duration Fund — Institutional Class	10,913,117	2,716,894	(12,800,000)	111,921	(114,077)	827,855	83,035	37,471
	$30,750,812	$2,986,480	$(14,480,000)	$113,870	$(92,214)	$19,278,948		$233,984

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 75.7%
Technology - 33.6%
Apple, Inc.	70,160	$9,927,640
Microsoft Corp.	31,896	8,992,120
NVIDIA Corp.	16,147	3,345,013
Adobe, Inc.*	3,077	1,771,490
Intel Corp.	26,203	1,396,096
Broadcom, Inc.	2,650	1,285,064
Texas Instruments, Inc.	5,963	1,146,148
Intuit, Inc.	1,765	952,235
QUALCOMM, Inc.	7,285	939,619
Advanced Micro Devices, Inc.*	7,834	806,119
Applied Materials, Inc.	5,832	750,753
Analog Devices, Inc.	3,471	581,323
Lam Research Corp.	917	521,911
Micron Technology, Inc.	7,271	516,096
Fiserv, Inc.*	4,277	464,054
Zoom Video Communications, Inc. — Class A*	1,555	406,632
Autodesk, Inc.*	1,421	405,227
ASML Holding N.V. — Class G	526	391,928
Activision Blizzard, Inc.	5,023	388,730
Atlassian Corporation plc — Class A*	887	347,190
NXP Semiconductor N.V.	1,712	335,329
KLA Corp.	986	329,827
DocuSign, Inc.*	1,258	323,847
Marvell Technology, Inc.	5,319	320,789
Crowdstrike Holdings, Inc. — Class A*	1,287	316,319
Workday, Inc. — Class A*	1,234	308,364
Synopsys, Inc.*	985	294,919
Microchip Technology, Inc.	1,770	271,677
Cadence Design Systems, Inc.*	1,788	270,775
Electronic Arts, Inc.	1,838	261,456
Paychex, Inc.	2,324	261,334
Cognizant Technology Solutions Corp. — Class A	3,395	251,943
Xilinx, Inc.*	1,598	241,282
ANSYS, Inc.*	564	192,014
Skyworks Solutions, Inc.	1,067	175,820
NetEase, Inc. ADR	1,943	165,932
Splunk, Inc.*	1,059	153,248
Cerner Corp.	1,909	134,623
Check Point Software Technologies Ltd.*	858	96,988
Total Technology		40,041,874
Communications - 23.4%
Amazon.com, Inc.*	2,150	7,062,836
Alphabet, Inc. — Class C*	1,359	3,622,156
Facebook, Inc. — Class A*	10,118	3,433,948
Alphabet, Inc. — Class A*	1,278	3,416,759
Netflix, Inc.*	2,859	1,744,962
Comcast Corp. — Class A	29,583	1,654,577
Cisco Systems, Inc.	27,218	1,481,476
T-Mobile US, Inc.*	8,060	1,029,745
Charter Communications, Inc. — Class A*	1,187	863,614
Booking Holdings, Inc.*	265	629,076
MercadoLibre, Inc.*	321	539,087
JD.com, Inc. ADR*	5,098	368,280
eBay, Inc.	4,199	292,544
Match Group, Inc.*	1,788	280,698
Baidu, Inc. ADR*	1,632	250,920
Pinduoduo, Inc. ADR*	2,467	223,683
Okta, Inc.*	927	220,014
CDW Corp.	888	161,634
Sirius XM Holdings, Inc.[1]	26,161	159,582
VeriSign, Inc.*	723	148,222
Trip.com Group Ltd. ADR*	3,411	104,888
Fox Corp. — Class A	2,089	83,790
Fox Corp. — Class B	1,624	60,283
Total Communications		27,832,774
Consumer, Non-cyclical - 9.7%
PayPal Holdings, Inc.*	7,589	1,974,734
PepsiCo, Inc.	8,927	1,342,710
Moderna, Inc.*	2,607	1,003,330
Amgen, Inc.	3,668	780,000
Intuitive Surgical, Inc.*	769	764,502
Gilead Sciences, Inc.	8,098	565,645
Automatic Data Processing, Inc.	2,733	546,381
Mondelez International, Inc. — Class A	9,028	525,249
Regeneron Pharmaceuticals, Inc.*	679	410,917
Illumina, Inc.*	1,011	410,072
Dexcom, Inc.*	625	341,787
IDEXX Laboratories, Inc.*	549	341,423
Align Technology, Inc.*	510	339,369
Keurig Dr Pepper, Inc.	9,155	312,735
Vertex Pharmaceuticals, Inc.*	1,676	304,010
Monster Beverage Corp.*	3,416	303,443
Kraft Heinz Co.	7,901	290,915
Biogen, Inc.*	963	272,520
Cintas Corp.	665	253,139
Verisk Analytics, Inc. — Class A	1,042	208,681
Seagen, Inc.*	1,175	199,515
Incyte Corp.*	1,426	98,080
Total Consumer, Non-cyclical		11,589,157
Consumer, Cyclical - 7.1%
Tesla, Inc.*	5,262	4,080,576
Costco Wholesale Corp.	2,855	1,282,894
Starbucks Corp.	7,615	840,011
Lululemon Athletica, Inc.*	807	326,593
Marriott International, Inc. — Class A*	2,103	311,433
O'Reilly Automotive, Inc.*	445	271,922
Walgreens Boots Alliance, Inc.	5,587	262,868
Ross Stores, Inc.	2,307	251,117
Copart, Inc.*	1,528	211,964
Fastenal Co.	3,712	191,577
PACCAR, Inc.	2,242	176,938
Peloton Interactive, Inc. — Class A*	1,754	152,686
Dollar Tree, Inc.*	1,453	139,081
Total Consumer, Cyclical		8,499,660
Industrial - 1.2%
Honeywell International, Inc.	4,459	946,557
CSX Corp.	14,561	433,044
Total Industrial		1,379,601
Utilities - 0.7%
Exelon Corp.	6,316	305,315

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 75.7% (continued)
Utilities - 0.7% (continued)
American Electric Power Company, Inc.	3,231	$262,293
Xcel Energy, Inc.	3,478	217,375
Total Utilities		784,983
Total Common Stocks
(Cost $50,975,671)		90,128,049

MUTUAL FUNDS† - 18.7%
Guggenheim Strategy Fund II2	697,216	17,423,424
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	485,526	4,840,696
Total Mutual Funds
(Cost $22,118,943)		22,264,120

	Face Amount
U.S. TREASURY BILLS†† - 1.7%
U.S. Treasury Bills
0.04% due 10/07/21[3,4]	$1,223,000	1,222,993
0.04% due 12/09/21[4,5]	750,000	749,964
Total U.S. Treasury Bills
(Cost $1,972,935)		1,972,957

REPURCHASE AGREEMENTS††,6 - 4.0%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[5]	2,706,318	2,706,318
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[5]	1,051,543	1,051,543
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[5]	1,051,542	1,051,542
Total Repurchase Agreements
(Cost $4,809,403)		4,809,403

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[8]	115,894	115,894
Total Securities Lending Collateral
(Cost $115,894)		115,894
Total Investments - 100.2%
(Cost $79,992,846)		$119,290,423
Other Assets & Liabilities, net - (0.2)%		(218,272)
Total Net Assets - 100.0%		$119,072,151

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	81	Dec 2021	$23,776,335	$(1,077,814)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	0.55% (U.S. Secured Overnight Financing Rate + 0.50%)	At Maturity	11/03/21	98	$1,440,091	$(67,966)
BNP Paribas	NASDAQ-100 Index	Pay	0.74% (1 Month USD LIBOR + 0.65%)	At Maturity	11/04/21	93	1,358,852	(75,289)
Goldman Sachs International	NASDAQ-100 Index	Pay	0.63% (Federal Funds Rate + 0.55%)	At Maturity	11/04/21	158	2,324,509	(78,519)
							$5,123,452	$(221,774)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2021.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$90,128,049	$—	$—	$90,128,049
Mutual Funds	22,264,120	—	—	22,264,120
U.S. Treasury Bills	—	1,972,957	—	1,972,957
Repurchase Agreements	—	4,809,403	—	4,809,403
Securities Lending Collateral	115,894	—	—	115,894
Total Assets	$112,508,063	$6,782,360	$—	$119,290,423

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,077,814	$—	$—	$1,077,814
Equity Index Swap Agreements**	—	221,774	—	221,774
Total Liabilities	$1,077,814	$221,774	$—	$1,299,588

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$16,319,628	$2,085,079	$(1,000,000)	$(800)	$19,517	$17,423,424	697,216	$176,663
Guggenheim Ultra Short Duration Fund — Institutional Class	13,384,160	2,571,683	$(11,100,000)	13,461	(28,608)	4,840,696	485,526	72,392
	$29,703,788	$4,656,762	$(12,100,000)	$12,661	$(9,091)	$22,264,120		$249,055

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 80.6%
Technology - 19.0%
Apple, Inc.	17,966	$2,542,189
Microsoft Corp.	8,598	2,423,948
NVIDIA Corp.	2,851	590,613
Adobe, Inc.*	545	313,767
salesforce.com, Inc.*	1,111	301,325
Intel Corp.	4,641	247,273
Accenture plc — Class A	725	231,942
Broadcom, Inc.	469	227,432
Texas Instruments, Inc.	1,056	202,974
Intuit, Inc.	313	168,867
QUALCOMM, Inc.	1,290	166,384
Oracle Corp.	1,885	164,240
Advanced Micro Devices, Inc.*	1,388	142,825
International Business Machines Corp.	1,025	142,403
ServiceNow, Inc.*	227	141,255
Applied Materials, Inc.	1,046	134,652
Analog Devices, Inc.	615	103,000
Lam Research Corp.	163	92,772
Micron Technology, Inc.	1,288	91,422
Fidelity National Information Services, Inc.	707	86,028
Fiserv, Inc.*	682	73,997
Autodesk, Inc.*	252	71,863
Activision Blizzard, Inc.	890	68,877
NXP Semiconductor N.V.	303	59,349
KLA Corp.	175	58,539
MSCI, Inc. — Class A	94	57,184
Roper Technologies, Inc.	121	53,982
Synopsys, Inc.*	175	52,397
Microchip Technology, Inc.	314	48,196
Cadence Design Systems, Inc.*	317	48,006
Electronic Arts, Inc.	326	46,373
Fortinet, Inc.*	155	45,266
Cognizant Technology Solutions Corp. — Class A	601	44,600
Xilinx, Inc.*	283	42,730
Paychex, Inc.	366	41,157
HP, Inc.	1,374	37,593
ANSYS, Inc.*	100	34,045
Zebra Technologies Corp. — Class A*	61	31,441
Skyworks Solutions, Inc.	189	31,144
Paycom Software, Inc.*	55	27,266
Cerner Corp.	338	23,836
Monolithic Power Systems, Inc.	49	23,749
NetApp, Inc.	256	22,979
Broadridge Financial Solutions, Inc.	133	22,163
Tyler Technologies, Inc.*	47	21,557
Hewlett Packard Enterprise Co.	1,494	21,289
Qorvo, Inc.*	127	21,233
Teradyne, Inc.	189	20,633
Take-Two Interactive Software, Inc.*	133	20,491
Western Digital Corp.*	351	19,810
Seagate Technology Holdings plc	240	19,805
Akamai Technologies, Inc.*	186	19,454
Ceridian HCM Holding, Inc.*	154	17,343
Leidos Holdings, Inc.	162	15,573
Citrix Systems, Inc.	142	15,247
PTC, Inc.*	121	14,495
Jack Henry & Associates, Inc.	85	13,945
DXC Technology Co.*	288	9,680
IPG Photonics Corp.*	41	6,494
Total Technology		9,839,092
Consumer, Non-cyclical - 16.1%
Johnson & Johnson	3,012	486,438
UnitedHealth Group, Inc.	1,079	421,609
Procter & Gamble Co.	2,777	388,225
PayPal Holdings, Inc.*	1,344	349,722
Pfizer, Inc.	6,414	275,866
Thermo Fisher Scientific, Inc.	450	257,099
Abbott Laboratories	2,028	239,568
PepsiCo, Inc.	1,581	237,798
Coca-Cola Co.	4,444	233,177
Danaher Corp.	727	221,328
AbbVie, Inc.	2,022	218,113
Merck & Company, Inc.	2,896	217,519
Eli Lilly & Co.	908	209,793
Medtronic plc	1,537	192,663
Philip Morris International, Inc.	1,783	169,011
Moderna, Inc.*	402	154,714
Bristol-Myers Squibb Co.	2,542	150,410
Amgen, Inc.	650	138,222
Intuitive Surgical, Inc.*	136	135,204
CVS Health Corp.	1,510	128,139
S&P Global, Inc.	276	117,270
Zoetis, Inc.	542	105,224
Anthem, Inc.	279	104,011
Stryker Corp.	384	101,268
Gilead Sciences, Inc.	1,434	100,165
Automatic Data Processing, Inc.	484	96,761
Altria Group, Inc.	2,110	96,047
Mondelez International, Inc. — Class A	1,599	93,030
Becton Dickinson and Co.	329	80,875
Edwards Lifesciences Corp.*	713	80,719
Estee Lauder Companies, Inc. — Class A	265	79,481
Cigna Corp.	389	77,862
Colgate-Palmolive Co.	965	72,935
Regeneron Pharmaceuticals, Inc.*	120	72,622
Boston Scientific Corp.*	1,629	70,682
HCA Healthcare, Inc.	282	68,447
Illumina, Inc.*	168	68,142
Moody's Corp.	185	65,695
Dexcom, Inc.*	111	60,701
IDEXX Laboratories, Inc.*	97	60,324
Humana, Inc.	147	57,205
Align Technology, Inc.*	84	55,896
Vertex Pharmaceuticals, Inc.*	297	53,873
IHS Markit Ltd.	456	53,179
Global Payments, Inc.	336	52,947
IQVIA Holdings, Inc.*	219	52,459
Kimberly-Clark Corp.	385	50,990
Biogen, Inc.*	170	48,108
Baxter International, Inc.	572	46,006
Sysco Corp.	585	45,922

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 80.6% (continued)
Consumer, Non-cyclical - 16.1% (continued)
ResMed, Inc.	166	$43,749
Centene Corp.*	667	41,561
General Mills, Inc.	694	41,515
Constellation Brands, Inc. — Class A	192	40,452
Archer-Daniels-Midland Co.	640	38,406
Monster Beverage Corp.*	430	38,197
Cintas Corp.	100	38,066
Verisk Analytics, Inc. — Class A	185	37,050
West Pharmaceutical Services, Inc.	85	36,086
Corteva, Inc.	840	35,347
McKesson Corp.	177	35,290
Equifax, Inc.	139	35,225
Zimmer Biomet Holdings, Inc.	239	34,980
Kroger Co.	778	31,455
Laboratory Corporation of America Holdings*	111	31,240
Gartner, Inc.*	96	29,173
United Rentals, Inc.*	83	29,127
Kraft Heinz Co.	770	28,351
Hershey Co.	166	28,095
Tyson Foods, Inc. — Class A	337	26,603
Catalent, Inc.*	195	25,949
FleetCor Technologies, Inc.*	95	24,821
Charles River Laboratories International, Inc.*	58	23,935
Clorox Co.	141	23,351
STERIS plc	114	23,288
Church & Dwight Company, Inc.	281	23,202
Cooper Companies, Inc.	56	23,145
McCormick & Company, Inc.	285	23,094
PerkinElmer, Inc.	128	22,181
Hologic, Inc.*	290	21,405
Bio-Techne Corp.	44	21,321
AmerisourceBergen Corp. — Class A	171	20,426
Quest Diagnostics, Inc.	140	20,343
Teleflex, Inc.	54	20,334
Avery Dennison Corp.	95	19,685
Viatris, Inc.	1,383	18,740
Kellogg Co.	292	18,665
Bio-Rad Laboratories, Inc. — Class A*	25	18,649
Conagra Brands, Inc.	550	18,628
Quanta Services, Inc.	159	18,097
MarketAxess Holdings, Inc.	43	18,090
ABIOMED, Inc.*	52	16,927
Cardinal Health, Inc.	332	16,421
J M Smucker Co.	124	14,884
Incyte Corp.*	215	14,788
Dentsply Sirona, Inc.	250	14,513
Brown-Forman Corp. — Class B	209	14,005
Hormel Foods Corp.	322	13,202
Robert Half International, Inc.	128	12,842
Henry Schein, Inc.*	160	12,186
Universal Health Services, Inc. — Class B	87	12,038
Lamb Weston Holdings, Inc.	166	10,187
Molson Coors Beverage Co. — Class B	216	10,018
Campbell Soup Co.	232	9,700
Organon & Co.	290	9,509
Rollins, Inc.	259	9,150
DaVita, Inc.*	77	8,952
Nielsen Holdings plc	410	7,868
Total Consumer, Non-cyclical		8,367,971
Communications - 13.2%
Amazon.com, Inc.*	498	1,635,950
Facebook, Inc. — Class A*	2,727	925,517
Alphabet, Inc. — Class A*	344	919,691
Alphabet, Inc. — Class C*	322	858,230
Walt Disney Co.*	2,079	351,705
Netflix, Inc.*	506	308,832
Comcast Corp. — Class A	5,240	293,073
Cisco Systems, Inc.	4,821	262,407
Verizon Communications, Inc.	4,736	255,791
AT&T, Inc.	8,168	220,618
Booking Holdings, Inc.*	47	111,572
Charter Communications, Inc. — Class A*	145	105,496
T-Mobile US, Inc.*	671	85,727
Twitter, Inc.*	913	55,136
eBay, Inc.	744	51,834
Match Group, Inc.*	317	49,766
Motorola Solutions, Inc.	194	45,070
Corning, Inc.	879	32,075
Etsy, Inc.*	145	30,154
CDW Corp.	157	28,577
ViacomCBS, Inc. — Class B	693	27,380
Expedia Group, Inc.*	166	27,207
VeriSign, Inc.*	111	22,756
Arista Networks, Inc.*	64	21,993
Omnicom Group, Inc.	245	17,753
NortonLifeLock, Inc.	665	16,825
Interpublic Group of Companies, Inc.	450	16,501
Fox Corp. — Class A	370	14,841
Lumen Technologies, Inc.	1,138	14,100
F5 Networks, Inc.*	69	13,716
DISH Network Corp. — Class A*	285	12,386
News Corp. — Class A	448	10,542
Juniper Networks, Inc.	372	10,237
Discovery, Inc. — Class C*	347	8,422
Fox Corp. — Class B	170	6,310
Discovery, Inc. — Class A*,1	193	4,898
News Corp. — Class B	139	3,229
Total Communications		6,876,317
Financial - 12.3%
Berkshire Hathaway, Inc. — Class B*	2,121	578,906
JPMorgan Chase & Co.	3,419	559,656
Visa, Inc. — Class A	1,931	430,130
Bank of America Corp.	8,472	359,636
Mastercard, Inc. — Class A	997	346,637
Wells Fargo & Co.	4,698	218,034
Citigroup, Inc.	2,319	162,747
Morgan Stanley	1,670	162,508
Goldman Sachs Group, Inc.	386	145,920
American Tower Corp. — Class A REIT	521	138,279
BlackRock, Inc. — Class A	164	137,540

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 80.6% (continued)
Financial - 12.3% (continued)
Charles Schwab Corp.	1,717	$125,066
American Express Co.	736	123,302
Prologis, Inc. REIT	846	106,114
PNC Financial Services Group, Inc.	486	95,081
U.S. Bancorp	1,544	91,775
Truist Financial Corp.	1,527	89,559
Marsh & McLennan Companies, Inc.	580	87,829
Chubb Ltd.	502	87,087
Crown Castle International Corp. REIT	494	85,620
Capital One Financial Corp.	510	82,605
Equinix, Inc. REIT	103	81,383
CME Group, Inc. — Class A	411	79,479
Intercontinental Exchange, Inc.	644	73,944
Aon plc — Class A	258	73,729
Progressive Corp.	669	60,471
American International Group, Inc.	978	53,682
Public Storage REIT	174	51,695
MetLife, Inc.	833	51,421
T. Rowe Price Group, Inc.	260	51,142
Simon Property Group, Inc. REIT	376	48,869
Bank of New York Mellon Corp.	908	47,071
Digital Realty Trust, Inc. REIT	323	46,657
Prudential Financial, Inc.	443	46,604
SVB Financial Group*	67	43,341
Travelers Companies, Inc.	285	43,323
Allstate Corp.	338	43,031
Discover Financial Services	343	42,138
SBA Communications Corp. REIT	125	41,321
Welltower, Inc. REIT	483	39,799
First Republic Bank	202	38,962
CBRE Group, Inc. — Class A*	384	37,386
Aflac, Inc.	706	36,804
AvalonBay Communities, Inc. REIT	160	35,462
State Street Corp.	418	35,413
Arthur J Gallagher & Co.	237	35,230
Willis Towers Watson plc	148	34,404
Ameriprise Financial, Inc.	130	34,336
Fifth Third Bancorp	790	33,528
Synchrony Financial	652	31,870
Equity Residential REIT	390	31,559
Weyerhaeuser Co. REIT	858	30,519
Alexandria Real Estate Equities, Inc. REIT	159	30,380
Realty Income Corp. REIT	445	28,863
Hartford Financial Services Group, Inc.	397	27,889
Huntington Bancshares, Inc.	1,689	26,112
Nasdaq, Inc.	134	25,865
Extra Space Storage, Inc. REIT	153	25,702
Northern Trust Corp.	238	25,659
Ventas, Inc. REIT	450	24,845
Mid-America Apartment Communities, Inc. REIT	133	24,838
Essex Property Trust, Inc. REIT	74	23,661
KeyCorp	1,094	23,652
Regions Financial Corp.	1,092	23,270
Citizens Financial Group, Inc.	487	22,879
M&T Bank Corp.	147	21,953
Duke Realty Corp. REIT	433	20,728
Healthpeak Properties, Inc. REIT	617	20,657
Raymond James Financial, Inc.	212	19,563
Cincinnati Financial Corp.	171	19,532
Principal Financial Group, Inc.	286	18,418
Boston Properties, Inc. REIT	163	17,661
UDR, Inc. REIT	319	16,901
Cboe Global Markets, Inc.	122	15,111
Brown & Brown, Inc.	267	14,805
Kimco Realty Corp. REIT	702	14,566
Iron Mountain, Inc. REIT	331	14,382
Lincoln National Corp.	202	13,887
Host Hotels & Resorts, Inc. REIT*	817	13,342
Loews Corp.	233	12,566
Comerica, Inc.	153	12,316
Regency Centers Corp. REIT	175	11,783
W R Berkley Corp.	160	11,709
Everest Re Group Ltd.	46	11,536
Zions Bancorp North America	185	11,450
Assurant, Inc.	67	10,569
Franklin Resources, Inc.	322	9,570
Globe Life, Inc.	107	9,526
Federal Realty Investment Trust REIT	80	9,439
Invesco Ltd.	391	9,427
Western Union Co.	465	9,402
People's United Financial, Inc.	490	8,560
Vornado Realty Trust REIT	182	7,646
Total Financial		6,369,224
Consumer, Cyclical - 7.8%
Tesla, Inc.*	928	719,646
Home Depot, Inc.	1,216	399,164
Walmart, Inc.	1,635	227,886
Costco Wholesale Corp.	506	227,371
NIKE, Inc. — Class B	1,462	212,326
McDonald's Corp.	854	205,908
Lowe's Companies, Inc.	809	164,114
Starbucks Corp.	1,349	148,808
Target Corp.	566	129,484
TJX Companies, Inc.	1,380	91,052
General Motors Co.*	1,661	87,551
Ford Motor Co.*	4,489	63,564
Chipotle Mexican Grill, Inc. — Class A*	32	58,160
Dollar General Corp.	270	57,278
O'Reilly Automotive, Inc.*	79	48,274
Marriott International, Inc. — Class A*	313	46,352
Aptiv plc*	309	46,032
Ross Stores, Inc.	409	44,520
AutoZone, Inc.*	25	42,450
Hilton Worldwide Holdings, Inc.*	319	42,143
Yum! Brands, Inc.	338	41,341
Walgreens Boots Alliance, Inc.	821	38,628
Cummins, Inc.	164	36,828
Southwest Airlines Co.*	677	34,818
Fastenal Co.	658	33,959

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 80.6% (continued)
Consumer, Cyclical - 7.8% (continued)
Copart, Inc.*	244	$33,848
PACCAR, Inc.	397	31,331
DR Horton, Inc.	373	31,321
Delta Air Lines, Inc.*	732	31,191
Lennar Corp. — Class A	314	29,416
Caesars Entertainment, Inc.*	244	27,396
Best Buy Company, Inc.	258	27,273
Tractor Supply Co.	131	26,542
Dollar Tree, Inc.*	265	25,366
VF Corp.	373	24,987
CarMax, Inc.*	186	23,800
Carnival Corp.*	914	22,859
Royal Caribbean Cruises Ltd.*	256	22,771
Ulta Beauty, Inc.*	63	22,738
Darden Restaurants, Inc.	149	22,569
Domino's Pizza, Inc.	42	20,032
Pool Corp.	46	19,983
Genuine Parts Co.	164	19,882
MGM Resorts International	458	19,763
WW Grainger, Inc.	50	19,653
NVR, Inc.*	4	19,176
Bath & Body Works, Inc.	303	19,098
United Airlines Holdings, Inc.*	370	17,601
Advance Auto Parts, Inc.	75	15,667
LKQ Corp.*	309	15,549
American Airlines Group, Inc.*	741	15,205
Whirlpool Corp.	72	14,678
Las Vegas Sands Corp.*	393	14,384
Live Nation Entertainment, Inc.*	151	13,761
PulteGroup, Inc.	297	13,638
Hasbro, Inc.	148	13,204
Penn National Gaming, Inc.*	179	12,970
BorgWarner, Inc.	274	11,839
Tapestry, Inc.	319	11,809
Mohawk Industries, Inc.*	64	11,354
Norwegian Cruise Line Holdings Ltd.*	423	11,299
Wynn Resorts Ltd.*	120	10,170
Newell Brands, Inc.	433	9,587
PVH Corp.*	82	8,429
Alaska Air Group, Inc.*	143	8,380
Hanesbrands, Inc.	399	6,847
Leggett & Platt, Inc.	152	6,816
Ralph Lauren Corp. — Class A	56	6,218
Gap, Inc.	246	5,584
Under Armour, Inc. — Class A*	216	4,359
Under Armour, Inc. — Class C*	238	4,170
Total Consumer, Cyclical		4,052,170
Industrial - 6.3%
Honeywell International, Inc.	790	167,701
United Parcel Service, Inc. — Class B	833	151,689
Raytheon Technologies Corp.	1,725	148,281
Union Pacific Corp.	746	146,223
Boeing Co.*	630	138,562
General Electric Co.	1,256	129,406
Caterpillar, Inc.	626	120,173
3M Co.	662	116,128
Deere & Co.	325	108,898
Lockheed Martin Corp.	282	97,318
CSX Corp.	2,579	76,699
Eaton Corporation plc	456	68,085
Illinois Tool Works, Inc.	328	67,775
Norfolk Southern Corp.	283	67,708
Waste Management, Inc.	443	66,167
Emerson Electric Co.	684	64,433
Northrop Grumman Corp.	172	61,946
FedEx Corp.	281	61,621
Johnson Controls International plc	815	55,485
Agilent Technologies, Inc.	347	54,663
General Dynamics Corp.	265	51,948
TE Connectivity Ltd.	375	51,458
Carrier Global Corp.	993	51,398
L3Harris Technologies, Inc.	230	50,655
Amphenol Corp. — Class A	684	50,089
Trane Technologies plc	272	46,961
Parker-Hannifin Corp.	148	41,384
Otis Worldwide Corp.	488	40,153
Rockwell Automation, Inc.	133	39,107
TransDigm Group, Inc.*	60	37,474
Mettler-Toledo International, Inc.*	26	35,811
Keysight Technologies, Inc.*	211	34,665
Ball Corp.	374	33,649
AMETEK, Inc.	265	32,863
Stanley Black & Decker, Inc.	186	32,607
Old Dominion Freight Line, Inc.	107	30,600
Generac Holdings, Inc.*	72	29,424
Fortive Corp.	410	28,934
Republic Services, Inc. — Class A	240	28,814
Kansas City Southern	104	28,147
Garmin Ltd.	174	27,050
Vulcan Materials Co.	152	25,712
Dover Corp.	165	25,657
Xylem, Inc.	206	25,478
Waters Corp.*	70	25,011
Martin Marietta Materials, Inc.	71	24,259
Trimble, Inc.*	288	23,688
Ingersoll Rand, Inc.*	464	23,390
Expeditors International of Washington, Inc.	194	23,111
Teledyne Technologies, Inc.*	53	22,768
Amcor plc	1,764	20,445
Jacobs Engineering Group, Inc.	149	19,747
Westinghouse Air Brake Technologies Corp.	216	18,621
IDEX Corp.	87	18,005
Textron, Inc.	256	17,871
J.B. Hunt Transport Services, Inc.	96	16,053
Masco Corp.	283	15,721
Westrock Co.	305	15,198
Packaging Corporation of America	109	14,981
Fortune Brands Home & Security, Inc.	158	14,128
Pentair plc	190	13,800
Howmet Aerospace, Inc.	442	13,791
Allegion plc	103	13,615
CH Robinson Worldwide, Inc.	151	13,137

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 80.6% (continued)
Industrial - 6.3% (continued)
Snap-on, Inc.	62	$12,955
Sealed Air Corp.	171	9,369
A O Smith Corp.	152	9,282
Huntington Ingalls Industries, Inc.	46	8,881
Total Industrial		3,256,826
Energy - 2.3%
Exxon Mobil Corp.	4,843	284,865
Chevron Corp.	2,212	224,407
ConocoPhillips	1,532	103,824
EOG Resources, Inc.	668	53,620
Schlumberger N.V.	1,600	47,424
Marathon Petroleum Corp.	730	45,121
Pioneer Natural Resources Co.	260	43,293
Kinder Morgan, Inc.	2,230	37,308
Williams Companies, Inc.	1,390	36,057
Phillips 66	501	35,085
Valero Energy Corp.	468	33,027
Occidental Petroleum Corp.	1,015	30,024
ONEOK, Inc.	510	29,575
Devon Energy Corp.	720	25,567
Hess Corp.	315	24,605
Baker Hughes Co.	948	23,444
Enphase Energy, Inc.*	154	23,095
Halliburton Co.	1,019	22,031
Diamondback Energy, Inc.	195	18,461
Marathon Oil Corp.	902	12,330
Cabot Oil & Gas Corp. — Class A	457	9,944
APA Corp.	432	9,258
Total Energy		1,172,365
Utilities - 2.0%
NextEra Energy, Inc.	2,244	176,199
Duke Energy Corp.	880	85,879
Southern Co.	1,211	75,046
Dominion Energy, Inc.	925	67,544
Exelon Corp.	1,119	54,093
American Electric Power Company, Inc.	572	46,435
Sempra Energy	365	46,173
Xcel Energy, Inc.	616	38,500
Public Service Enterprise Group, Inc.	578	35,200
American Water Works Company, Inc.	208	35,160
Eversource Energy	393	32,132
WEC Energy Group, Inc.	361	31,840
Consolidated Edison, Inc.	404	29,326
DTE Energy Co.	222	24,800
PPL Corp.	880	24,534
Edison International	434	24,074
Ameren Corp.	294	23,814
Entergy Corp.	230	22,841
FirstEnergy Corp.	623	22,191
CMS Energy Corp.	331	19,771
AES Corp.	762	17,397
CenterPoint Energy, Inc.	678	16,679
Evergy, Inc.	262	16,296
Alliant Energy Corp.	286	16,010
Atmos Energy Corp.	150	13,230
NRG Energy, Inc.	280	11,432
NiSource, Inc.	449	10,879
Pinnacle West Capital Corp.	129	9,334
Total Utilities		1,026,809
Basic Materials - 1.6%
Linde plc	591	173,387
Sherwin-Williams Co.	277	77,485
Air Products and Chemicals, Inc.	253	64,796
Ecolab, Inc.	285	59,457
Freeport-McMoRan, Inc.	1,680	54,651
Newmont Corp.	914	49,630
Dow, Inc.	853	49,099
DuPont de Nemours, Inc.	598	40,658
PPG Industries, Inc.	272	38,899
International Flavors & Fragrances, Inc.	285	38,110
Nucor Corp.	336	33,093
Albemarle Corp.	134	29,342
LyondellBasell Industries N.V. — Class A	302	28,343
International Paper Co.	447	24,996
Celanese Corp. — Class A	127	19,131
Eastman Chemical Co.	155	15,615
Mosaic Co.	395	14,109
CF Industries Holdings, Inc.	246	13,732
FMC Corp.	147	13,459
Total Basic Materials		837,992
Total Common Stocks
(Cost $38,277,865)		41,798,766

MUTUAL FUNDS† - 10.5%
Guggenheim Strategy Fund II2	184,465	4,609,785
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	86,439	861,798
Total Mutual Funds
(Cost $5,406,154)		5,471,583

	Face Amount
U.S. TREASURY BILLS†† - 3.5%
U.S. Treasury Bills
0.04% due 12/09/21[3,4]	$1,800,000	1,799,913
Total U.S. Treasury Bills
(Cost $1,799,862)		1,799,913

REPURCHASE AGREEMENTS††,5 - 7.0%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	2,045,365	2,045,365
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	794,728	794,728
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	794,728	794,728
Total Repurchase Agreements
(Cost $3,634,821)		3,634,821

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[7]	3,562	$3,562
Total Securities Lending Collateral
(Cost $3,562)		3,562
Total Investments - 101.6%
(Cost $49,122,264)		$52,708,645
Other Assets & Liabilities, net - (1.6)%		(833,513)
Total Net Assets - 100.0%		$51,875,132

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	30	Dec 2021	$6,445,500	$(227,924)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	Pay	0.64% (1 Month USD LIBOR + 0.55%)	At Maturity	11/04/21	1,555	$6,698,192	$(269,260)
Barclays Bank plc	S&P 500 Index	Pay	0.50% (U.S. Secured Overnight Financing Rate + 0.45%)	At Maturity	11/03/21	2,888	12,441,831	(391,405)
Goldman Sachs International	S&P 500 Index	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	11/04/21	2,410	10,379,248	(397,982)
							$29,519,271	$(1,058,647)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of September 30, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$41,798,766	$—	$—	$41,798,766
Mutual Funds	5,471,583	—	—	5,471,583
U.S. Treasury Bills	—	1,799,913	—	1,799,913
Repurchase Agreements	—	3,634,821	—	3,634,821
Securities Lending Collateral	3,562	—	—	3,562
Total Assets	$47,273,911	$5,434,734	$—	$52,708,645

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$227,924	$—	$—	$227,924
Equity Index Swap Agreements**	—	1,058,647	—	1,058,647
Total Liabilities	$227,924	$1,058,647	$—	$1,286,571

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,480,042	$123,561	$(1,000,000)	$3,763	$2,419	$4,609,785	184,465	$49,093
Guggenheim Ultra Short Duration Fund — Institutional Class	6,345,237	10,036,438	(15,500,000)	43,831	(63,708)	861,798	86,439	36,774
	$11,825,279	$10,159,999	$(16,500,000)	$47,594	$(61,289)	$5,471,583		$85,867

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 95.4%
Mining - 95.4%
Freeport-McMoRan, Inc.	47,331	$1,539,677
Newmont Corp.	27,139	1,473,648
Barrick Gold Corp.	69,825	1,260,341
Franco-Nevada Corp.	8,294	1,077,474
Wheaton Precious Metals Corp.	23,700	890,646
Agnico Eagle Mines Ltd.	15,171	786,616
Kirkland Lake Gold Ltd.	18,104	752,945
Sibanye Stillwater Ltd. ADR	54,838	676,701
Gold Fields Ltd. ADR	75,540	613,385
AngloGold Ashanti Ltd. ADR	38,024	608,004
Kinross Gold Corp.	108,923	583,827
Royal Gold, Inc.	5,638	538,373
Pan American Silver Corp.	20,881	485,901
Yamana Gold, Inc.	109,511	433,664
B2Gold Corp.	121,389	415,150
SSR Mining, Inc.[1]	27,158	395,149
Hecla Mining Co.	71,359	392,474
First Majestic Silver Corp.[1]	33,319	376,505
Alamos Gold, Inc. — Class A	52,057	374,810
Novagold Resources, Inc.*	49,077	337,650
Harmony Gold Mining Company Ltd. ADR[1]	100,296	315,932
Equinox Gold Corp.*,1	46,876	309,382
Pretium Resources, Inc.*	30,907	297,943
Coeur Mining, Inc.*	48,154	297,110
Osisko Gold Royalties Ltd.	26,409	296,573
MAG Silver Corp.*	16,775	271,755
Eldorado Gold Corp.*	33,825	261,467
Fortuna Silver Mines, Inc.*	60,376	237,278
IAMGOLD Corp.*	102,460	231,560
Sandstorm Gold Ltd.*	39,776	229,110
Seabridge Gold, Inc.*	14,661	226,512
SilverCrest Metals, Inc.*	31,514	219,968
Gatos Silver, Inc.*	16,525	192,186
Endeavour Silver Corp.*	46,150	188,753
New Gold, Inc.*	170,911	181,166
Silvercorp Metals, Inc.	46,886	178,636
Gold Resource Corp.	46,043	72,287
Total Mining		18,020,558
Total Common Stocks
(Cost $8,123,250)		18,020,558

EXCHANGE-TRADED FUNDS† - 3.9%
VanEck Vectors Junior Gold Miners ETF	19,405	743,987
Total Exchange-Traded Funds
(Cost $439,230)		743,987

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$101,345	101,345
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	39,378	39,378
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	39,377	39,377
Total Repurchase Agreements
(Cost $180,100)		180,100

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	482,222	482,222
Total Securities Lending Collateral
(Cost $482,222)		482,222
Total Investments - 102.9%
(Cost $9,224,802)		$19,426,867
Other Assets & Liabilities, net - (2.9)%		(556,249)
Total Net Assets - 100.0%		$18,870,618

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,020,558	$—	$—	$18,020,558
Exchange-Traded Funds	743,987	—	—	743,987
Repurchase Agreements	—	180,100	—	180,100
Securities Lending Collateral	482,222	—	—	482,222
Total Assets	$19,246,767	$180,100	$—	$19,426,867

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.2%
REITs - 92.6%
REITs-Diversified - 25.1%
American Tower Corp. — Class A	1,354	$359,365
Crown Castle International Corp.	1,651	286,151
Equinix, Inc.	354	279,706
Digital Realty Trust, Inc.	1,507	217,686
SBA Communications Corp.	605	199,995
Weyerhaeuser Co.	4,988	177,423
VICI Properties, Inc.	5,248	149,096
Duke Realty Corp.	2,980	142,653
WP Carey, Inc.	1,716	125,337
Lamar Advertising Co. — Class A	1,032	117,080
Gaming and Leisure Properties, Inc.	2,396	110,983
CyrusOne, Inc.	1,387	107,368
CoreSite Realty Corp.	629	87,142
New Residential Investment Corp.	7,078	77,858
Rayonier, Inc.	2,127	75,891
PS Business Parks, Inc.	472	73,981
Outfront Media, Inc.	2,702	68,090
EPR Properties	1,334	65,873
Broadstone Net Lease, Inc.	2,651	65,771
PotlatchDeltic Corp.	1,246	64,269
Lexington Realty Trust	4,967	63,329
Uniti Group, Inc.	4,690	58,015
Total REITs-Diversified		2,973,062
REITs-Apartments - 12.0%
AvalonBay Communities, Inc.	863	191,275
Equity Residential	2,333	188,786
Mid-America Apartment Communities, Inc.	849	158,551
Invitation Homes, Inc.	4,117	157,805
Essex Property Trust, Inc.	489	156,353
UDR, Inc.	2,562	135,735
Camden Property Trust	894	131,838
American Homes 4 Rent — Class A	3,082	117,486
Apartment Income REIT Corp.	1,938	94,594
American Campus Communities, Inc.	1,817	88,034
Total REITs-Apartments		1,420,457
REITs-Office Property - 10.9%
Alexandria Real Estate Equities, Inc.	954	182,281
Boston Properties, Inc.	1,285	139,230
VEREIT, Inc.	2,372	107,286
Vornado Realty Trust	2,319	97,421
Kilroy Realty Corp.	1,445	95,673
Cousins Properties, Inc.	2,165	80,733
Douglas Emmett, Inc.	2,512	79,404
SL Green Realty Corp.	1,077	76,295
Highwoods Properties, Inc.	1,652	72,457
Hudson Pacific Properties, Inc.	2,601	68,328
JBG SMITH Properties	2,272	67,274
Equity Commonwealth	2,384	61,936
Corporate Office Properties Trust	2,199	59,329
Brandywine Realty Trust	3,859	51,788
Piedmont Office Realty Trust, Inc. — Class A	2,904	50,617
Total REITs-Office Property		1,290,052
REITs-Health Care - 8.7%
Welltower, Inc.	2,393	197,183
Ventas, Inc.	2,780	153,484
Healthpeak Properties, Inc.	4,256	142,491
Medical Properties Trust, Inc.	5,841	117,229
Omega Healthcare Investors, Inc.	2,935	87,933
Healthcare Trust of America, Inc. — Class A	2,883	85,510
Healthcare Realty Trust, Inc.	2,348	69,923
Physicians Realty Trust	3,716	65,476
Sabra Health Care REIT, Inc.	4,055	59,690
National Health Investors, Inc.	964	51,574
Total REITs-Health Care		1,030,493
REITs-Warehouse/Industries - 7.6%
Prologis, Inc.	2,589	324,738
Rexford Industrial Realty, Inc.	1,641	93,127
EastGroup Properties, Inc.	527	87,814
First Industrial Realty Trust, Inc.	1,684	87,703
Americold Realty Trust	2,958	85,930
STAG Industrial, Inc.	2,178	85,486
Innovative Industrial Properties, Inc.	351	81,141
Terreno Realty Corp.	1,123	71,007
Total REITs-Warehouse/Industries		916,946
REITs-Storage - 6.8%
Public Storage	814	241,839
Extra Space Storage, Inc.	933	156,735
Iron Mountain, Inc.	2,779	120,748
CubeSmart	2,138	103,586
Life Storage, Inc.	885	101,545
National Storage Affiliates Trust	1,580	83,408
Total REITs-Storage		807,861
REITs-Single Tenant - 4.8%
Realty Income Corp.	2,590	167,987
STORE Capital Corp.	3,033	97,147
National Retail Properties, Inc.	2,129	91,952
Spirit Realty Capital, Inc.	1,665	76,657
Agree Realty Corp.	1,069	70,800
Essential Properties Realty Trust, Inc.	2,149	60,000
Total REITs-Single Tenant		564,543
REITs-Hotels - 4.7%
Host Hotels & Resorts, Inc.*	7,185	117,331
MGM Growth Properties LLC — Class A	2,799	107,202
Ryman Hospitality Properties, Inc.*	889	74,409
Park Hotels & Resorts, Inc.*	3,759	71,947
Apple Hospitality REIT, Inc.	4,190	65,909
Pebblebrook Hotel Trust	2,639	59,140
Sunstone Hotel Investors, Inc.*	4,662	55,664
Total REITs-Hotels		551,602
REITs-Shopping Centers - 4.5%
Kimco Realty Corp.	5,690	118,067

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
REITs - 92.6% (continued)
REITs-Shopping Centers - 4.5% (continued)
Regency Centers Corp.	1,701	$114,528
Federal Realty Investment Trust	871	102,769
Brixmor Property Group, Inc.	3,845	85,013
SITE Centers Corp.	3,917	60,478
Retail Opportunity Investments Corp.	2,847	49,595
Total REITs-Shopping Centers		530,450
REITs-Mortgage - 2.7%
AGNC Investment Corp.	6,210	97,932
Starwood Property Trust, Inc.	3,689	90,048
Blackstone Mortgage Trust, Inc. — Class A	2,439	73,950
Chimera Investment Corp.	4,265	63,335
Total REITs-Mortgage		325,265
REITs-Regional Malls - 2.4%
Simon Property Group, Inc.	1,701	221,079
Macerich Co.	3,741	62,512
Total REITs-Regional Malls		283,591
REITs-Manufactured Homes - 2.4%
Sun Communities, Inc.	831	153,818
Equity LifeStyle Properties, Inc.	1,618	126,366
Total REITs-Manufactured Homes		280,184
Total REITs		10,974,506
Real Estate - 4.7%
Real Estate Management/Services - 4.1%
CBRE Group, Inc. — Class A*	2,014	196,083
Jones Lang LaSalle, Inc.*	495	122,804
Redfin Corp.*	1,618	81,062
eXp World Holdings, Inc.	1,977	78,625
Total Real Estate Management/Services		478,574
Real Estate Operations/Development - 0.6%
Howard Hughes Corp.*	854	74,990
Total Real Estate		553,564
Internet - 1.3%
Opendoor Technologies, Inc.*	7,837	160,893
Diversified Financial Services - 0.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,295	69,257
Total Common Stocks
(Cost $6,699,952)		11,758,220

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$38,727	38,727
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	15,047	15,047
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	15,047	15,047
Total Repurchase Agreements
(Cost $68,821)		68,821
Total Investments - 99.8%
(Cost $6,768,773)		$11,827,041
Other Assets & Liabilities, net - 0.2%		21,452
Total Net Assets - 100.0%		$11,848,493

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,758,220	$—	$—	$11,758,220
Repurchase Agreements	—	68,821	—	68,821
Total Assets	$11,758,220	$68,821	$—	$11,827,041

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.4%
Retail - 59.1%
Walmart, Inc.	1,676	$233,601
Home Depot, Inc.	673	220,919
Costco Wholesale Corp.	374	168,057
Lowe's Companies, Inc.	693	140,582
Target Corp.	536	122,621
Carvana Co.*	399	120,314
TJX Companies, Inc.	1,565	103,259
Dollar General Corp.	390	82,735
O'Reilly Automotive, Inc.*	128	78,216
Walgreens Boots Alliance, Inc.	1,599	75,233
Ross Stores, Inc.	671	73,038
AutoZone, Inc.*	43	73,014
Best Buy Company, Inc.	571	60,360
Dollar Tree, Inc.*	602	57,623
Tractor Supply Co.	279	56,528
CarMax, Inc.*	411	52,592
Ulta Beauty, Inc.*	143	51,612
Burlington Stores, Inc.*	180	51,043
Genuine Parts Co.	408	49,462
Bath & Body Works, Inc.	748	47,146
RH*	69	46,017
Advance Auto Parts, Inc.	209	43,658
Williams-Sonoma, Inc.	237	42,027
Floor & Decor Holdings, Inc. — Class A*	343	41,431
GameStop Corp. — Class A*,1	224	39,305
Dick's Sporting Goods, Inc.	310	37,129
Five Below, Inc.*	209	36,953
Lithia Motors, Inc. — Class A	113	35,825
AutoNation, Inc.*	292	35,554
Gap, Inc.	1,470	33,369
BJ's Wholesale Club Holdings, Inc.*	582	31,963
Macy's, Inc.	1,395	31,527
Kohl's Corp.	627	29,525
Murphy USA, Inc.	153	25,591
Victoria's Secret & Co.*	456	25,199
Foot Locker, Inc.	547	24,976
American Eagle Outfitters, Inc.	943	24,329
Nordstrom, Inc.*	883	23,355
Ollie's Bargain Outlet Holdings, Inc.*,1	368	22,183
Vroom, Inc.*	902	19,907
Big Lots, Inc.	316	13,702
Bed Bath & Beyond, Inc.*	785	13,561
Total Retail		2,595,041
Internet - 37.4%
Amazon.com, Inc.*	146	479,616
Booking Holdings, Inc.*	50	118,693
Alibaba Group Holding Ltd. ADR*	679	100,526
DoorDash, Inc. — Class A*	458	94,339
JD.com, Inc. ADR*	1,123	81,125
eBay, Inc.	1,128	78,588
Expedia Group, Inc.*	382	62,610
Chewy, Inc. — Class A*,1	893	60,822
MercadoLibre, Inc.*	36	60,458
Wayfair, Inc. — Class A*	233	59,534
Etsy, Inc.*	286	59,477
Trip.com Group Ltd. ADR*	1,878	57,748
Farfetch Ltd. — Class A*	1,251	46,887
Vipshop Holdings Ltd. ADR*	4,072	45,362
Coupang, Inc.*	1,610	44,838
Jumia Technologies AG ADR*,1	2,184	40,601
Fiverr International Ltd.*	214	39,094
Pinduoduo, Inc. ADR*	396	35,905
Stamps.com, Inc.*	90	29,681
Stitch Fix, Inc. — Class A*	660	26,367
Overstock.com, Inc.*	293	22,831
Total Internet		1,645,102
Distribution & Wholesale - 2.2%
Pool Corp.	113	49,089
LKQ Corp.*	907	45,640
Total Distribution & Wholesale		94,729
Apparel - 0.4%
Urban Outfitters, Inc.*	648	19,239
Electrical Components & Equipment - 0.3%
Blink Charging Co.*,1	454	12,989
Total Common Stocks
(Cost $2,060,034)		4,367,100

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$19,989	19,989
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	7,767	7,767
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	7,767	7,767
Total Repurchase Agreements
(Cost $35,523)		35,523

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	130,190	130,190
Total Securities Lending Collateral
(Cost $130,190)		130,190
Total Investments - 103.2%
(Cost $2,225,747)		$4,532,813
Other Assets & Liabilities, net - (3.2)%		(138,504)
Total Net Assets - 100.0%		$4,394,309

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,367,100	$—	$—	$4,367,100
Repurchase Agreements	—	35,523	—	35,523
Securities Lending Collateral	130,190	—	—	130,190
Total Assets	$4,497,290	$35,523	$—	$4,532,813

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 0.0%
Consumer, Cyclical - 0.0%
AMC Entertainment Holdings, Inc. — Class A*	2	$76
Financial - 0.0%
DigitalBridge Group, Inc. REIT*	2	12
Genworth Financial, Inc. — Class A*	2	8
Total Financial		20
Energy - 0.0%
Southwestern Energy Co.*	2	11
Basic Materials - 0.0%
Hecla Mining Co.	2	11
Communications - 0.0%
Globalstar, Inc.*,1	2	3
Total Common Stocks
(Cost $126)		121

RIGHTS††† - 0.0%
Communications - 0.0%
Nexstar Media Group, Inc.*	132	–
Consumer, Non-cyclical - 0.0%
Omthera Pharmaceuticals, Inc.*	37	–
Tobira Therapeutics, Inc.*	8	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 14.9%
Vanguard Russell 2000 ETF[1]	4,679	413,670
iShares Russell 2000 Index ETF[1]	1,889	413,219
Total Exchange-Traded Funds
(Cost $827,474)		826,889

MUTUAL FUNDS† - 59.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	166,894	1,663,937
Guggenheim Strategy Fund II2	66,405	1,659,465
Total Mutual Funds
(Cost $3,307,492)		3,323,402

	Face Amount
U.S. TREASURY BILLS†† - 13.5%
U.S. Treasury Bills
0.04% due 12/09/21[3,4]	$750,000	749,964
Total U.S. Treasury Bills
(Cost $749,946)		749,964

FEDERAL AGENCY NOTES†† - 8.1%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[5]	250,000	250,421
Federal Home Loan Bank
4.00% due 12/24/30	200,000	201,711
Total Federal Agency Notes
(Cost $455,126)		452,132

REPURCHASE AGREEMENTS††,6 - 4.8%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	151,653	151,653
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	58,925	58,925
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	58,925	58,925
Total Repurchase Agreements
(Cost $269,503)		269,503

	Shares
SECURITIES LENDING COLLATERAL†,7 - 9.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[8]	544,796	544,796
Total Securities Lending Collateral
(Cost $544,796)		544,796
Total Investments - 110.9%
(Cost $6,154,463)		$6,166,807
Other Assets & Liabilities, net - (10.9)%		(607,988)
Total Net Assets - 100.0%		$5,558,819

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	0.19% (1 Month USD LIBOR + 0.10%)	At Maturity	11/04/21	276	$609,039	$(8,309)
Barclays Bank plc	Russell 2000 Index	Pay	0.05% (U.S. Secured Overnight Financing Rate)	At Maturity	11/03/21	2,662	5,867,572	(14,853)
Goldman Sachs International	Russell 2000 Index	Pay	0.33% (Federal Funds Rate + 0.25%)	At Maturity	11/04/21	483	1,064,402	(17,019)
							$7,541,013	$(40,181)

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Variable rate security. Rate indicated is the rate effective at September 30, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$121	$—	$—		$121
Rights	—	—	—	*	—
Exchange-Traded Funds	826,889	—	—		826,889
Mutual Funds	3,323,402	—	—		3,323,402
U.S. Treasury Bills	—	749,964	—		749,964
Federal Agency Notes	—	452,132	—		452,132
Repurchase Agreements	—	269,503	—		269,503
Securities Lending Collateral	544,796	—	—		544,796
Total Assets	$4,695,208	$1,471,599	$—		$6,166,807

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$40,181	$—	$40,181

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,389,548	$818,828	$(550,000)	$(584)	$1,673	$1,659,465	66,405	$18,885
Guggenheim Ultra Short Duration Fund — Institutional Class	2,352,432	1,016,371	(1,700,000)	(2,515)	(2,351)	1,663,937	166,894	16,495
	$3,741,980	$1,835,199	$(2,250,000)	$(3,099)	$(678)	$3,323,402		$35,380

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
RIGHTS††† - 0.0%
Communications - 0.0%
Nexstar Media Group, Inc.*	207	$–
Consumer, Non-cyclical - 0.0%
Omthera Pharmaceuticals, Inc.*	10	–
Tobira Therapeutics, Inc.*	7	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 9.1%
Vanguard Russell 2000 ETF	3,544	313,325
iShares Russell 2000 Index ETF[1]	1,431	313,031
Total Exchange-Traded Funds
(Cost $628,065)		626,356

MUTUAL FUNDS† - 29.5%
Guggenheim Strategy Fund II2	61,608	1,539,591
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	49,421	492,730
Total Mutual Funds
(Cost $2,020,120)		2,032,321

	Face Amount
U.S. TREASURY BILLS†† - 3.2%
U.S. Treasury Bills
0.05% due 12/09/21[3]	$200,000	199,990
0.04% due 10/07/21[3,4]	20,000	20,000
Total U.S. Treasury Bills
(Cost $219,982)		219,990

FEDERAL AGENCY NOTES†† - 0.7%
Federal Home Loan Bank
4.00% due 12/24/30	50,000	50,428
Total Federal Agency Notes
(Cost $51,282)		50,428

REPURCHASE AGREEMENTS††,5 - 61.1%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[6]	2,374,034	2,374,034
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[6]	922,434	922,434
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[6]	922,433	922,433
Total Repurchase Agreements
(Cost $4,218,901)		4,218,901

	Shares
SECURITIES LENDING COLLATERAL†,7 - 1.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[8]	80,189	80,189
Total Securities Lending Collateral
(Cost $80,189)		80,189
Total Investments - 104.8%
(Cost $7,218,539)		$7,228,185
Other Assets & Liabilities, net - (4.8)%		(328,696)
Total Net Assets - 100.0%		$6,899,489

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	3	Dec 2021	$330,060	$(3,334)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	0.05% (U.S. Secured Overnight Financing Rate)	At Maturity	11/03/21	577	$1,271,904	$(3,219)
BNP Paribas	Russell 2000 Index	Pay	0.19% (1 Month USD LIBOR + 0.10%)	At Maturity	11/04/21	311	684,995	(9,344)
Goldman Sachs International	Russell 2000 Index	Pay	0.33% (Federal Funds Rate + 0.25%)	At Maturity	11/04/21	4,935	10,878,560	(149,733)
							$12,835,459	$(162,296)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2021.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Rights	$—	$—	$ — *	$—
Exchange-Traded Funds	626,356	—	—	626,356
Mutual Funds	2,032,321	—	—	2,032,321
U.S. Treasury Bills	—	219,990	—	219,990
Federal Agency Notes	—	50,428	—	50,428
Repurchase Agreements	—	4,218,901	—	4,218,901
Securities Lending Collateral	80,189	—	—	80,189
Total Assets	$2,738,866	$4,489,319	$—	$7,228,185

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$3,334	$—	$—	$3,334
Equity Index Swap Agreements**	—	162,296	—	162,296
Total Liabilities	$3,334	$162,296	$—	$165,630

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,822,457	$1,285,132	$(1,570,000)	$1,515	$487	$1,539,591	61,608	$10,163
Guggenheim Ultra Short Duration Fund — Institutional Class	2,832,155	7,432,839	(9,770,000)	741	(3,005)	492,730	49,421	7,962
	$4,654,612	$8,717,971	$(11,340,000)	$2,256	$(2,518)	$2,032,321		$18,125

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 70.8%
Technology - 16.7%
Apple, Inc.	23,202	$3,283,083
Microsoft Corp.	11,103	3,130,158
NVIDIA Corp.	3,682	762,763
Adobe, Inc.*	704	405,307
salesforce.com, Inc.*	1,435	389,201
Intel Corp.	5,994	319,360
Accenture plc — Class A	937	299,765
Broadcom, Inc.	606	293,868
Texas Instruments, Inc.	1,364	262,174
Intuit, Inc.	404	217,962
QUALCOMM, Inc.	1,667	215,010
Oracle Corp.	2,434	212,075
Advanced Micro Devices, Inc.*	1,792	184,397
International Business Machines Corp.	1,324	183,943
ServiceNow, Inc.*	293	182,325
Applied Materials, Inc.	1,350	173,786
Analog Devices, Inc.	795	133,147
Lam Research Corp.	211	120,091
Micron Technology, Inc.	1,663	118,040
Fidelity National Information Services, Inc.	913	111,094
Fiserv, Inc.*	881	95,589
Autodesk, Inc.*	325	92,680
Activision Blizzard, Inc.	1,149	88,921
NXP Semiconductor N.V.	392	76,781
KLA Corp.	226	75,599
MSCI, Inc. — Class A	122	74,218
Roper Technologies, Inc.	156	69,596
Synopsys, Inc.*	225	67,367
Microchip Technology, Inc.	405	62,163
Cadence Design Systems, Inc.*	409	61,939
Electronic Arts, Inc.	420	59,745
Fortinet, Inc.*	200	58,408
Cognizant Technology Solutions Corp. — Class A	777	57,661
Xilinx, Inc.	366	55,262
Paychex, Inc.	473	53,189
HP, Inc.	1,775	48,564
ANSYS, Inc.*	129	43,918
Zebra Technologies Corp. — Class A*	79	40,718
Skyworks Solutions, Inc.	244	40,206
Paycom Software, Inc.*	71	35,198
Monolithic Power Systems, Inc.	64	31,020
Cerner Corp.	437	30,817
NetApp, Inc.	331	29,711
Broadridge Financial Solutions, Inc.	172	28,662
Tyler Technologies, Inc.*	60	27,519
Hewlett Packard Enterprise Co.	1,929	27,488
Qorvo, Inc.*	164	27,419
Teradyne, Inc.	244	26,637
Take-Two Interactive Software, Inc.*	172	26,500
Western Digital Corp.*	453	25,567
Seagate Technology Holdings plc	309	25,499
Akamai Technologies, Inc.*	241	25,206
Ceridian HCM Holding, Inc.*	199	22,411
Leidos Holdings, Inc.	209	20,091
Citrix Systems, Inc.	184	19,756
PTC, Inc.*	156	18,687
Jack Henry & Associates, Inc.	110	18,047
DXC Technology Co.*	372	12,503
IPG Photonics Corp.*	53	8,395
Total Technology		12,707,206
Consumer, Non-cyclical - 14.2%
Johnson & Johnson	3,889	628,074
UnitedHealth Group, Inc.	1,393	544,301
Procter & Gamble Co.	3,586	501,323
PayPal Holdings, Inc.*	1,736	451,725
Pfizer, Inc.	8,284	356,295
Thermo Fisher Scientific, Inc.	581	331,943
Abbott Laboratories	2,619	309,382
PepsiCo, Inc.	2,042	307,137
Coca-Cola Co.	5,740	301,178
Danaher Corp.	939	285,869
AbbVie, Inc.	2,611	281,649
Merck & Company, Inc.	3,740	280,911
Eli Lilly & Co.	1,173	271,022
Medtronic plc	1,986	248,945
Philip Morris International, Inc.	2,303	218,302
Moderna, Inc.*	519	199,742
Bristol-Myers Squibb Co.	3,283	194,255
Amgen, Inc.	839	178,413
Intuitive Surgical, Inc.*	176	174,970
CVS Health Corp.	1,950	165,477
S&P Global, Inc.	356	151,261
Zoetis, Inc.	700	135,898
Anthem, Inc.	360	134,208
Stryker Corp.	496	130,805
Gilead Sciences, Inc.	1,852	129,362
Automatic Data Processing, Inc.	625	124,950
Altria Group, Inc.	2,725	124,042
Mondelez International, Inc. — Class A	2,065	120,142
Edwards Lifesciences Corp.*	921	104,266
Becton Dickinson and Co.	424	104,228
Estee Lauder Companies, Inc. — Class A	343	102,876
Cigna Corp.	502	100,480
Colgate-Palmolive Co.	1,246	94,172
Regeneron Pharmaceuticals, Inc.*	155	93,803
Boston Scientific Corp.*	2,104	91,293
HCA Healthcare, Inc.	364	88,350
Illumina, Inc.*	217	88,018
Moody's Corp.	239	84,871
IDEXX Laboratories, Inc.*	126	78,359
Dexcom, Inc.*	143	78,201
Humana, Inc.	190	73,938
Align Technology, Inc.*	109	72,532
Vertex Pharmaceuticals, Inc.*	383	69,472
IHS Markit Ltd.	589	68,689
Global Payments, Inc.	434	68,390
IQVIA Holdings, Inc.*	283	67,790
Kimberly-Clark Corp.	498	65,955
Biogen, Inc.*	220	62,258
Baxter International, Inc.	739	59,438
Sysco Corp.	756	59,346

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 70.8% (continued)
Consumer, Non-cyclical - 14.2% (continued)
ResMed, Inc.	215	$56,663
Centene Corp.*	861	53,649
General Mills, Inc.	896	53,599
Constellation Brands, Inc. — Class A	249	52,462
Archer-Daniels-Midland Co.	826	49,568
Monster Beverage Corp.*	555	49,301
Cintas Corp.	129	49,105
Verisk Analytics, Inc. — Class A	238	47,664
West Pharmaceutical Services, Inc.	109	46,275
McKesson Corp.	229	45,658
Corteva, Inc.	1,085	45,657
Equifax, Inc.	180	45,616
Zimmer Biomet Holdings, Inc.	309	45,225
Kroger Co.	1,005	40,632
Laboratory Corporation of America Holdings*	143	40,246
Gartner, Inc.*	124	37,681
United Rentals, Inc.*	107	37,549
Kraft Heinz Co.	994	36,599
Hershey Co.	215	36,389
Tyson Foods, Inc. — Class A	436	34,418
Catalent, Inc.*	252	33,534
FleetCor Technologies, Inc.*	122	31,875
Charles River Laboratories International, Inc.*	74	30,537
Cooper Companies, Inc.	73	30,172
STERIS plc	147	30,029
Clorox Co.	181	29,975
Church & Dwight Company, Inc.	363	29,973
McCormick & Company, Inc.	368	29,819
PerkinElmer, Inc.	166	28,766
Hologic, Inc.*	375	27,679
Bio-Techne Corp.	57	27,621
AmerisourceBergen Corp. — Class A	221	26,398
Quest Diagnostics, Inc.	181	26,301
Teleflex, Inc.	69	25,982
Avery Dennison Corp.	122	25,280
Viatris, Inc.	1,787	24,214
Kellogg Co.	378	24,162
Conagra Brands, Inc.	710	24,047
Bio-Rad Laboratories, Inc. — Class A*	32	23,871
MarketAxess Holdings, Inc.	56	23,559
Quanta Services, Inc.	206	23,447
ABIOMED, Inc.*	67	21,810
Cardinal Health, Inc.	429	21,218
J M Smucker Co.	160	19,205
Incyte Corp.*	277	19,052
Dentsply Sirona, Inc.	323	18,750
Brown-Forman Corp. — Class B	270	18,093
Hormel Foods Corp.	416	17,056
Robert Half International, Inc.	165	16,554
Henry Schein, Inc.*	206	15,689
Universal Health Services, Inc. — Class B	112	15,497
Lamb Weston Holdings, Inc.	214	13,133
Molson Coors Beverage Co. — Class B	278	12,893
Campbell Soup Co.	300	12,543
Organon & Co.	375	12,296
Rollins, Inc.	334	11,800
DaVita, Inc.*	99	11,510
Nielsen Holdings plc	530	10,171
Total Consumer, Non-cyclical		10,806,773
Communications - 11.6%
Amazon.com, Inc.*	643	2,112,281
Facebook, Inc. — Class A*	3,522	1,195,332
Alphabet, Inc. — Class A*	445	1,189,716
Alphabet, Inc. — Class C*	416	1,108,769
Walt Disney Co.*	2,685	454,222
Netflix, Inc.*	654	399,162
Comcast Corp. — Class A	6,767	378,478
Cisco Systems, Inc.	6,226	338,881
Verizon Communications, Inc.	6,117	330,379
AT&T, Inc.	10,549	284,928
Booking Holdings, Inc.*	61	144,806
Charter Communications, Inc. — Class A*	187	136,054
T-Mobile US, Inc.*	867	110,768
Twitter, Inc.*	1,179	71,200
eBay, Inc.	960	66,883
Match Group, Inc.*	409	64,209
Motorola Solutions, Inc.	250	58,080
Corning, Inc.	1,136	41,453
Etsy, Inc.*	187	38,889
CDW Corp.	203	36,950
ViacomCBS, Inc. — Class B	895	35,362
Expedia Group, Inc.*	215	35,239
VeriSign, Inc.*	144	29,521
Arista Networks, Inc.*	83	28,522
Omnicom Group, Inc.	317	22,970
NortonLifeLock, Inc.	859	21,733
Interpublic Group of Companies, Inc.	582	21,342
Fox Corp. — Class A	478	19,173
Lumen Technologies, Inc.	1,470	18,213
F5 Networks, Inc.*	89	17,691
DISH Network Corp. — Class A*	368	15,993
News Corp. — Class A	578	13,600
Juniper Networks, Inc.	480	13,210
Discovery, Inc. — Class C*	449	10,897
Fox Corp. — Class B	219	8,129
Discovery, Inc. — Class A*,1	250	6,345
News Corp. — Class B	180	4,181
Total Communications		8,883,561
Financial - 10.8%
Berkshire Hathaway, Inc. — Class B*	2,739	747,583
JPMorgan Chase & Co.	4,415	722,691
Visa, Inc. — Class A	2,493	555,316
Bank of America Corp.	10,941	464,445
Mastercard, Inc. — Class A	1,287	447,464
Wells Fargo & Co.	6,067	281,569
Citigroup, Inc.	2,995	210,189
Morgan Stanley	2,157	209,898
Goldman Sachs Group, Inc.	498	188,259
American Tower Corp. — Class A REIT	672	178,356
BlackRock, Inc. — Class A	211	176,957

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 70.8% (continued)
Financial - 10.8% (continued)
Charles Schwab Corp.	2,218	$161,559
American Express Co.	951	159,321
Prologis, Inc. REIT	1,092	136,970
PNC Financial Services Group, Inc.	628	122,862
U.S. Bancorp	1,993	118,464
Truist Financial Corp.	1,972	115,658
Marsh & McLennan Companies, Inc.	749	113,421
Chubb Ltd.	648	112,415
Crown Castle International Corp. REIT	639	110,751
Capital One Financial Corp.	659	106,738
Equinix, Inc. REIT	133	105,087
CME Group, Inc. — Class A	531	102,685
Intercontinental Exchange, Inc.	832	95,530
Aon plc — Class A	334	95,447
Progressive Corp.	865	78,187
American International Group, Inc.	1,264	69,381
Public Storage REIT	225	66,847
MetLife, Inc.	1,076	66,422
T. Rowe Price Group, Inc.	335	65,895
Simon Property Group, Inc. REIT	486	63,165
Bank of New York Mellon Corp.	1,173	60,808
Digital Realty Trust, Inc. REIT	418	60,380
Prudential Financial, Inc.	571	60,069
SVB Financial Group*	87	56,279
Travelers Companies, Inc.	369	56,092
Allstate Corp.	437	55,634
Discover Financial Services	442	54,300
SBA Communications Corp. REIT	162	53,552
Welltower, Inc. REIT	624	51,418
First Republic Bank	260	50,149
CBRE Group, Inc. — Class A*	496	48,291
Aflac, Inc.	912	47,543
State Street Corp.	540	45,749
AvalonBay Communities, Inc. REIT	206	45,658
Arthur J Gallagher & Co.	305	45,338
Willis Towers Watson plc	191	44,400
Ameriprise Financial, Inc.	168	44,372
Fifth Third Bancorp	1,021	43,331
Synchrony Financial	842	41,157
Equity Residential REIT	503	40,703
Weyerhaeuser Co. REIT	1,108	39,412
Alexandria Real Estate Equities, Inc. REIT	205	39,169
Realty Income Corp. REIT	575	37,295
Hartford Financial Services Group, Inc.	513	36,038
Huntington Bancshares, Inc.	2,182	33,734
Nasdaq, Inc.	173	33,392
Extra Space Storage, Inc. REIT	198	33,262
Northern Trust Corp.	308	33,205
Ventas, Inc. REIT	581	32,077
Mid-America Apartment Communities, Inc. REIT	171	31,934
Essex Property Trust, Inc. REIT	96	30,695
KeyCorp	1,413	30,549
Regions Financial Corp.	1,410	30,047
Citizens Financial Group, Inc.	630	29,597
M&T Bank Corp.	190	28,375
Duke Realty Corp. REIT	559	26,759
Healthpeak Properties, Inc. REIT	796	26,650
Raymond James Financial, Inc.	274	25,285
Cincinnati Financial Corp.	221	25,243
Principal Financial Group, Inc.	369	23,764
Boston Properties, Inc. REIT	210	22,754
UDR, Inc. REIT	412	21,828
Cboe Global Markets, Inc.	158	19,570
Brown & Brown, Inc.	345	19,130
Kimco Realty Corp. REIT	906	18,799
Iron Mountain, Inc. REIT	428	18,597
Lincoln National Corp.	261	17,944
Host Hotels & Resorts, Inc. REIT*	1,055	17,228
Loews Corp.	300	16,179
Comerica, Inc.	198	15,939
Regency Centers Corp. REIT	226	15,217
W R Berkley Corp.	207	15,148
Everest Re Group Ltd.	59	14,796
Zions Bancorp North America	239	14,792
Assurant, Inc.	87	13,724
Franklin Resources, Inc.	416	12,364
Globe Life, Inc.	138	12,286
Federal Realty Investment Trust REIT	103	12,153
Invesco Ltd.	504	12,151
Western Union Co.	600	12,132
People's United Financial, Inc.	632	11,041
Vornado Realty Trust REIT	235	9,872
Total Financial		8,224,881
Consumer, Cyclical - 6.9%
Tesla, Inc.*	1,199	929,800
Home Depot, Inc.	1,571	515,696
Walmart, Inc.	2,111	294,231
Costco Wholesale Corp.	653	293,426
NIKE, Inc. — Class B	1,888	274,194
McDonald's Corp.	1,103	265,944
Lowe's Companies, Inc.	1,044	211,786
Starbucks Corp.	1,742	192,160
Target Corp.	731	167,231
TJX Companies, Inc.	1,783	117,642
General Motors Co.*	2,145	113,063
Ford Motor Co.*	5,797	82,086
Chipotle Mexican Grill, Inc. — Class A*	42	76,336
Dollar General Corp.	349	74,037
O'Reilly Automotive, Inc.*	102	62,328
Marriott International, Inc. — Class A*	404	59,828
Aptiv plc*	400	59,588
Ross Stores, Inc.	528	57,473
Hilton Worldwide Holdings, Inc.*	412	54,429
AutoZone, Inc.*	32	54,336
Yum! Brands, Inc.	437	53,449
Walgreens Boots Alliance, Inc.	1,061	49,920
Cummins, Inc.	212	47,607
Southwest Airlines Co.*	874	44,950
Fastenal Co.	849	43,817

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 70.8% (continued)
Consumer, Cyclical - 6.9% (continued)
Copart, Inc.*	315	$43,697
PACCAR, Inc.	513	40,486
DR Horton, Inc.	482	40,474
Delta Air Lines, Inc.*	945	40,266
Lennar Corp. — Class A	406	38,034
Caesars Entertainment, Inc.*	315	35,368
Best Buy Company, Inc.	333	35,201
Tractor Supply Co.	169	34,241
Dollar Tree, Inc.*	343	32,832
VF Corp.	481	32,222
CarMax, Inc.*	241	30,838
Carnival Corp.*	1,180	29,512
Royal Caribbean Cruises Ltd.*	331	29,443
Ulta Beauty, Inc.*	81	29,235
Darden Restaurants, Inc.	193	29,234
Domino's Pizza, Inc.	54	25,756
Genuine Parts Co.	212	25,701
Pool Corp.	59	25,630
WW Grainger, Inc.	65	25,549
MGM Resorts International	591	25,502
Bath & Body Works, Inc.	391	24,645
NVR, Inc.*	5	23,970
United Airlines Holdings, Inc.*	478	22,738
Advance Auto Parts, Inc.	97	20,262
LKQ Corp.*	399	20,078
American Airlines Group, Inc.*	957	19,638
Whirlpool Corp.	93	18,959
Las Vegas Sands Corp.*	508	18,593
Live Nation Entertainment, Inc.*	195	17,770
PulteGroup, Inc.	383	17,587
Hasbro, Inc.	191	17,041
Penn National Gaming, Inc.*	232	16,811
BorgWarner, Inc.	354	15,296
Tapestry, Inc.	412	15,252
Mohawk Industries, Inc.*	83	14,724
Norwegian Cruise Line Holdings Ltd.*	547	14,610
Wynn Resorts Ltd.*	156	13,221
Newell Brands, Inc.	559	12,376
Alaska Air Group, Inc.*	185	10,841
PVH Corp.*	105	10,793
Hanesbrands, Inc.	516	8,855
Leggett & Platt, Inc.	197	8,834
Ralph Lauren Corp. — Class A	72	7,995
Gap, Inc.	318	7,219
Under Armour, Inc. — Class A*	279	5,630
Under Armour, Inc. — Class C*	308	5,396
Total Consumer, Cyclical		5,233,712
Industrial - 5.5%
Honeywell International, Inc.	1,020	216,526
United Parcel Service, Inc. — Class B	1,076	195,940
Raytheon Technologies Corp.	2,228	191,519
Union Pacific Corp.	963	188,758
Boeing Co.*	814	179,031
General Electric Co.	1,622	167,115
Caterpillar, Inc.	809	155,304
3M Co.	855	149,984
Deere & Co.	419	140,394
Lockheed Martin Corp.	364	125,617
CSX Corp.	3,331	99,064
Eaton Corporation plc	589	87,944
Illinois Tool Works, Inc.	423	87,404
Norfolk Southern Corp.	365	87,326
Waste Management, Inc.	572	85,434
Emerson Electric Co.	883	83,179
Northrop Grumman Corp.	222	79,953
FedEx Corp.	363	79,602
Johnson Controls International plc	1,052	71,620
Agilent Technologies, Inc.	448	70,573
General Dynamics Corp.	343	67,238
TE Connectivity Ltd.	485	66,552
Carrier Global Corp.	1,282	66,356
L3Harris Technologies, Inc.	297	65,411
Amphenol Corp. — Class A	884	64,735
Trane Technologies plc	351	60,600
Parker-Hannifin Corp.	191	53,407
Otis Worldwide Corp.	631	51,919
Rockwell Automation, Inc.	171	50,281
TransDigm Group, Inc.*	77	48,092
Mettler-Toledo International, Inc.*	34	46,830
Keysight Technologies, Inc.*	272	44,687
Ball Corp.	483	43,455
AMETEK, Inc.	342	42,411
Stanley Black & Decker, Inc.	241	42,250
Old Dominion Freight Line, Inc.	139	39,751
Generac Holdings, Inc.*	93	38,006
Fortive Corp.	530	37,402
Republic Services, Inc. — Class A	310	37,219
Kansas City Southern	134	36,266
Garmin Ltd.	224	34,823
Vulcan Materials Co.	196	33,155
Dover Corp.	213	33,121
Xylem, Inc.	266	32,899
Waters Corp.*	91	32,514
Martin Marietta Materials, Inc.	92	31,435
Trimble, Inc.*	372	30,597
Ingersoll Rand, Inc.*	599	30,196
Expeditors International of Washington, Inc.	251	29,902
Teledyne Technologies, Inc.*	69	29,641
Amcor plc	2,278	26,402
Jacobs Engineering Group, Inc.	193	25,578
Westinghouse Air Brake Technologies Corp.	279	24,053
IDEX Corp.	112	23,178
Textron, Inc.	331	23,107
J.B. Hunt Transport Services, Inc.	124	20,735
Masco Corp.	365	20,276
Westrock Co.	394	19,633
Packaging Corporation of America	140	19,242
Fortune Brands Home & Security, Inc.	204	18,242
Pentair plc	245	17,794
Howmet Aerospace, Inc.	570	17,784
Allegion plc	133	17,580
CH Robinson Worldwide, Inc.	195	16,965

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 70.8% (continued)
Industrial - 5.5% (continued)
Snap-on, Inc.	80	$16,716
Sealed Air Corp.	221	12,109
A O Smith Corp.	197	12,031
Huntington Ingalls Industries, Inc.	59	11,390
Total Industrial		4,206,253
Energy - 2.0%
Exxon Mobil Corp.	6,255	367,919
Chevron Corp.	2,857	289,843
ConocoPhillips	1,978	134,049
EOG Resources, Inc.	863	69,273
Schlumberger N.V.	2,066	61,236
Marathon Petroleum Corp.	943	58,287
Pioneer Natural Resources Co.	335	55,781
Kinder Morgan, Inc.	2,880	48,182
Williams Companies, Inc.	1,795	46,562
Phillips 66	647	45,310
Valero Energy Corp.	604	42,624
Occidental Petroleum Corp.	1,311	38,779
ONEOK, Inc.	658	38,158
Devon Energy Corp.	930	33,024
Hess Corp.	407	31,791
Baker Hughes Co.	1,224	30,270
Enphase Energy, Inc.*	199	29,844
Halliburton Co.	1,316	28,452
Diamondback Energy, Inc.	251	23,762
Marathon Oil Corp.	1,165	15,926
Cabot Oil & Gas Corp. — Class A	590	12,838
APA Corp.	559	11,979
Total Energy		1,513,889
Utilities - 1.7%
NextEra Energy, Inc.	2,898	227,551
Duke Energy Corp.	1,137	110,960
Southern Co.	1,564	96,921
Dominion Energy, Inc.	1,195	87,259
Exelon Corp.	1,445	69,851
American Electric Power Company, Inc.	739	59,992
Sempra Energy	472	59,708
Xcel Energy, Inc.	796	49,750
Public Service Enterprise Group, Inc.	747	45,492
American Water Works Company, Inc.	268	45,303
Eversource Energy	508	41,534
WEC Energy Group, Inc.	466	41,101
Consolidated Edison, Inc.	522	37,892
DTE Energy Co.	286	31,949
PPL Corp.	1,137	31,700
Edison International	561	31,119
Ameren Corp.	380	30,780
Entergy Corp.	297	29,495
FirstEnergy Corp.	804	28,638
CMS Energy Corp.	428	25,564
AES Corp.	985	22,488
CenterPoint Energy, Inc.	876	21,550
Evergy, Inc.	339	21,086
Alliant Energy Corp.	370	20,713
Atmos Energy Corp.	193	17,023
NRG Energy, Inc.	362	14,780
NiSource, Inc.	580	14,053
Pinnacle West Capital Corp.	167	12,084
Total Utilities		1,326,336
Basic Materials - 1.4%
Linde plc	763	223,849
Sherwin-Williams Co.	358	100,143
Air Products and Chemicals, Inc.	327	83,748
Ecolab, Inc.	368	76,772
Freeport-McMoRan, Inc.	2,169	70,558
Newmont Corp.	1,181	64,128
Dow, Inc.	1,102	63,431
DuPont de Nemours, Inc.	773	52,556
PPG Industries, Inc.	351	50,197
International Flavors & Fragrances, Inc.	368	49,209
Nucor Corp.	434	42,745
Albemarle Corp.	173	37,882
LyondellBasell Industries N.V. — Class A	390	36,601
International Paper Co.	577	32,266
Celanese Corp. — Class A	164	24,705
Eastman Chemical Co.	201	20,249
Mosaic Co.	511	18,253
CF Industries Holdings, Inc.	318	17,751
FMC Corp.	190	17,396
Total Basic Materials		1,082,439
Total Common Stocks
(Cost $52,623,575)		53,985,050

MUTUAL FUNDS† - 11.4%
Guggenheim Strategy Fund II2	282,355	7,056,054
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	159,673	1,591,940
Total Mutual Funds
(Cost $8,601,505)		8,647,994

	Face Amount
U.S. TREASURY BILLS†† - 2.3%
U.S. Treasury Bills
0.05% due 12/09/21[3,4]	$1,250,000	1,249,940
0.04% due 12/09/21[3,4]	391,000	390,981
0.04% due 10/07/21[4,5]	144,000	143,999
Total U.S. Treasury Bills
(Cost $1,784,858)		1,784,920

REPURCHASE AGREEMENTS††,6 - 11.8%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[3]	5,049,472	5,049,472
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[3]	1,961,978	1,961,978
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[3]	1,961,977	1,961,977
Total Repurchase Agreements
(Cost $8,973,427)		8,973,427

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[8]	2,626	$2,626
Total Securities Lending Collateral
(Cost $2,626)		2,626
Total Investments - 96.3%
(Cost $71,985,991)		$73,394,017
Other Assets & Liabilities, net - 3.7%		2,845,900
Total Net Assets - 100.0%		$76,239,917

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	32	Dec 2021	$6,875,200	$(237,288)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	Pay	0.64% (1 Month USD LIBOR + 0.55%)	At Maturity	11/04/21	718	$3,093,579	$(124,361)
Barclays Bank plc	S&P 500 Index	Pay	0.50% (U.S. Secured Overnight Financing Rate + 0.45%)	At Maturity	11/03/21	3,441	14,822,072	(466,285)
Goldman Sachs International	S&P 500 Index	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	11/04/21	16,959	73,049,649	(1,150,828)
							$90,965,300	$(1,741,474)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2021.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2021.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$53,985,050	$—	$—	$53,985,050
Mutual Funds	8,647,994	—	—	8,647,994
U.S. Treasury Bills	—	1,784,920	—	1,784,920
Repurchase Agreements	—	8,973,427	—	8,973,427
Securities Lending Collateral	2,626	—	—	2,626
Total Assets	$62,635,670	$10,758,347	$—	$73,394,017

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$237,288	$—	$—	$237,288
Equity Index Swap Agreements**	—	1,741,474	—	1,741,474
Total Liabilities	$237,288	$1,741,474	$—	$1,978,762

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,935,408	$7,215,688	$(4,100,000)	$56,709	$(51,751)	$7,056,054	282,355	$41,071
Guggenheim Ultra Short Duration Fund — Institutional Class	4,808,189	20,182,374	(23,400,000)	69,239	(67,862)	1,591,940	159,673	22,628
	$8,743,597	$27,398,062	$(27,500,000)	$125,948	$(119,613)	$8,647,994		$63,699

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Technology - 35.9%
Monolithic Power Systems, Inc.	2,236	$1,083,744
NVIDIA Corp.	5,159	1,068,738
Fortinet, Inc.*	3,252	949,714
ServiceNow, Inc.*	1,376	856,243
Adobe, Inc.*	1,190	685,107
KLA Corp.	1,982	662,999
Advanced Micro Devices, Inc.*	6,414	660,001
MSCI, Inc. — Class A	1,083	658,832
Teradyne, Inc.	5,989	653,819
Paycom Software, Inc.*	1,288	638,526
salesforce.com, Inc.*	2,275	617,025
Apple, Inc.	4,349	615,384
Autodesk, Inc.*	2,074	591,442
Cadence Design Systems, Inc.*	3,668	555,482
Lam Research Corp.	968	550,937
Microsoft Corp.	1,905	537,058
Synopsys, Inc.*	1,756	525,764
Intuit, Inc.	945	509,837
Applied Materials, Inc.	3,704	476,816
QUALCOMM, Inc.	3,204	413,252
Take-Two Interactive Software, Inc.*	2,581	397,655
Qorvo, Inc.*	2,215	370,326
Xilinx, Inc.	2,180	329,158
ANSYS, Inc.*	957	325,811
Tyler Technologies, Inc.*	664	304,544
PTC, Inc.*	2,272	272,163
Total Technology		15,310,377
Consumer, Non-cyclical - 28.8%
Align Technology, Inc.*	1,367	909,643
PayPal Holdings, Inc.*	3,489	907,873
Dexcom, Inc.*	1,513	827,399
West Pharmaceutical Services, Inc.	1,877	796,862
IDEXX Laboratories, Inc.*	1,177	731,976
United Rentals, Inc.*	2,045	717,652
Charles River Laboratories International, Inc.*	1,646	679,255
Bio-Rad Laboratories, Inc. — Class A*	899	670,609
Catalent, Inc.*	4,750	632,082
Regeneron Pharmaceuticals, Inc.*	1,017	615,468
DaVita, Inc.*	5,060	588,276
ABIOMED, Inc.*	1,540	501,301
Thermo Fisher Scientific, Inc.	849	485,059
PerkinElmer, Inc.	2,646	458,525
ResMed, Inc.	1,566	412,719
Bio-Techne Corp.	823	398,801
Monster Beverage Corp.*	4,026	357,630
Rollins, Inc.	9,760	344,821
S&P Global, Inc.	793	336,938
MarketAxess Holdings, Inc.	773	325,193
Vertex Pharmaceuticals, Inc.*	1,657	300,563
Verisk Analytics, Inc. — Class A	1,408	281,980
Total Consumer, Non-cyclical		12,280,625
Communications - 12.8%
Etsy, Inc.*	4,723	982,195
Netflix, Inc.*	1,182	721,422
Amazon.com, Inc.*	218	716,139
Facebook, Inc. — Class A*	1,777	603,096
eBay, Inc.	8,160	568,507
Charter Communications, Inc. — Class A*	573	416,892
Arista Networks, Inc.*	1,169	401,715
Twitter, Inc.*	6,083	367,352
Alphabet, Inc. — Class C*	133	354,486
Alphabet, Inc. — Class A*	129	344,884
Total Communications		5,476,688
Consumer, Cyclical - 9.8%
Tesla, Inc.*	1,228	952,289
Tractor Supply Co.	3,364	681,580
Domino's Pizza, Inc.	1,248	595,246
Pool Corp.	1,358	589,929
Chipotle Mexican Grill, Inc. — Class A*	297	539,804
Dollar General Corp.	1,988	421,734
Copart, Inc.*	2,771	384,393
Total Consumer, Cyclical		4,164,975
Industrial - 5.1%
Generac Holdings, Inc.*	2,087	852,894
Old Dominion Freight Line, Inc.	1,779	508,759
Trimble, Inc.*	5,246	431,483
Mettler-Toledo International, Inc.*	277	381,529
Total Industrial		2,174,665
Financial - 3.3%
SVB Financial Group*	1,651	1,067,999
Brown & Brown, Inc.	6,242	346,119
Total Financial		1,414,118
Basic Materials - 2.4%
Albemarle Corp.	3,135	686,471
FMC Corp.	3,568	326,686
Total Basic Materials		1,013,157
Energy - 1.4%
Enphase Energy, Inc.*	4,139	620,726
Total Common Stocks
(Cost $27,063,690)		42,455,331

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$111,819	111,819
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	43,448	43,448
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	43,447	43,447
Total Repurchase Agreements
(Cost $198,714)		198,714
Total Investments - 100.0%
(Cost $27,262,404)		$42,654,045
Other Assets & Liabilities, net - 0.0%		534
Total Net Assets - 100.0%		$42,654,579

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$42,455,331	$—	$—	$42,455,331
Repurchase Agreements	—	198,714	—	198,714
Total Assets	$42,455,331	$198,714	$—	$42,654,045

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 45.3%
Berkshire Hathaway, Inc. — Class B*	2,322	$633,767
Lincoln National Corp.	8,577	589,669
Prudential Financial, Inc.	5,158	542,622
MetLife, Inc.	8,502	524,828
Hartford Financial Services Group, Inc.	6,957	488,729
Invesco Ltd.	17,145	413,366
Principal Financial Group, Inc.	6,311	406,428
Capital One Financial Corp.	2,400	388,728
Wells Fargo & Co.	8,086	375,271
American International Group, Inc.	6,310	346,356
Fifth Third Bancorp	8,013	340,072
People's United Financial, Inc.	19,102	333,712
Allstate Corp.	2,560	325,914
Citigroup, Inc.	4,592	322,267
Citizens Financial Group, Inc.	6,832	320,967
Comerica, Inc.	3,861	310,811
Loews Corp.	5,680	306,322
Bank of New York Mellon Corp.	5,906	306,167
Goldman Sachs Group, Inc.	793	299,778
Zions Bancorp North America	4,800	297,072
Everest Re Group Ltd.	1,158	290,403
Assurant, Inc.	1,774	279,848
Aflac, Inc.	5,340	278,374
KeyCorp	11,958	258,532
Bank of America Corp.	6,031	256,016
Regions Financial Corp.	11,943	254,505
Travelers Companies, Inc.	1,601	243,368
Morgan Stanley	2,436	237,047
Franklin Resources, Inc.	7,571	225,010
M&T Bank Corp.	1,427	213,108
State Street Corp.	2,513	212,902
Cincinnati Financial Corp.	1,851	211,421
Truist Financial Corp.	3,471	203,574
Kimco Realty Corp. REIT	8,901	184,696
PNC Financial Services Group, Inc.	820	160,425
Chubb Ltd.	924	160,296
Huntington Bancshares, Inc.	10,357	160,119
CBRE Group, Inc. — Class A*	1,620	157,723
Raymond James Financial, Inc.	1,682	155,169
Globe Life, Inc.	1,626	144,763
Synchrony Financial	2,674	130,705
U.S. Bancorp	2,171	129,044
JPMorgan Chase & Co.	686	112,291
Total Financial		12,532,185
Consumer, Non-cyclical - 15.9%
CVS Health Corp.	5,536	469,785
Kroger Co.	10,073	407,251
Archer-Daniels-Midland Co.	6,765	405,968
Centene Corp.*	5,997	373,673
Tyson Foods, Inc. — Class A	4,154	327,917
Molson Coors Beverage Co. — Class B	6,609	306,525
McKesson Corp.	1,455	290,098
Cigna Corp.	1,388	277,822
Viatris, Inc.	19,722	267,233
Kraft Heinz Co.	6,528	240,361
Anthem, Inc.	567	211,377
Cardinal Health, Inc.	4,009	198,285
Universal Health Services, Inc. — Class B	1,140	157,742
Corteva, Inc.	3,295	138,654
J M Smucker Co.	997	119,670
AmerisourceBergen Corp. — Class A	913	109,058
Henry Schein, Inc.*	1,423	108,376
Total Consumer, Non-cyclical		4,409,795
Consumer, Cyclical - 11.0%
Ford Motor Co.*	41,551	588,362
Walgreens Boots Alliance, Inc.	7,936	373,389
General Motors Co.*	6,411	337,924
Mohawk Industries, Inc.*	1,766	313,289
Lennar Corp. — Class A	2,700	252,936
LKQ Corp.*	3,784	190,411
Whirlpool Corp.	835	170,223
BorgWarner, Inc.	3,425	147,994
Hanesbrands, Inc.	8,406	144,247
CarMax, Inc.*	1,048	134,102
PVH Corp.*	1,213	124,684
Advance Auto Parts, Inc.	563	117,605
Gap, Inc.	3,523	79,972
Walmart, Inc.	549	76,520
Total Consumer, Cyclical		3,051,658
Energy - 7.8%
Valero Energy Corp.	6,548	462,092
Exxon Mobil Corp.	6,612	388,918
Phillips 66	4,334	303,510
Marathon Petroleum Corp.	4,085	252,494
Marathon Oil Corp.	17,498	239,198
Kinder Morgan, Inc.	9,252	154,786
Pioneer Natural Resources Co.	753	125,382
EOG Resources, Inc.	1,445	115,990
Chevron Corp.	1,004	101,856
Total Energy		2,144,226
Communications - 6.4%
Lumen Technologies, Inc.	41,659	516,155
ViacomCBS, Inc. — Class B	5,447	215,211
DISH Network Corp. — Class A*	4,213	183,097
AT&T, Inc.	6,173	166,733
Juniper Networks, Inc.	5,142	141,508
Fox Corp. — Class A	3,274	131,320
Interpublic Group of Companies, Inc.	3,472	127,318
Discovery, Inc. — Class C*	3,462	84,022
News Corp. — Class A	3,494	82,214
Fox Corp. — Class B	1,508	55,977
Discovery, Inc. — Class A*,1	1,795	45,557
News Corp. — Class B	1,086	25,228
Total Communications		1,774,340
Industrial - 4.7%
Westrock Co.	5,713	284,679
Textron, Inc.	3,083	215,224
Huntington Ingalls Industries, Inc.	821	158,502
Howmet Aerospace, Inc.	4,811	150,103
Raytheon Technologies Corp.	1,685	144,843

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrial - 4.7% (continued)
Westinghouse Air Brake Technologies Corp.	1,502	$129,488
General Dynamics Corp.	564	110,561
General Electric Co.	899	92,624
Total Industrial		1,286,024
Technology - 3.2%
Hewlett Packard Enterprise Co.	29,200	416,100
Western Digital Corp.*	3,463	195,452
HP, Inc.	5,951	162,819
DXC Technology Co.*	3,452	116,022
Total Technology		890,393
Utilities - 2.8%
Exelon Corp.	4,576	221,204
Consolidated Edison, Inc.	1,578	114,547
Evergy, Inc.	1,764	109,721
FirstEnergy Corp.	2,917	103,903
PPL Corp.	2,974	82,915
Pinnacle West Capital Corp.	1,110	80,320
Edison International	1,241	68,838
Total Utilities		781,448
Basic Materials - 2.4%
Nucor Corp.	3,111	306,402
Mosaic Co.	6,992	249,754
International Paper Co.	1,791	100,153
Total Basic Materials		656,309
Total Common Stocks
(Cost $18,060,403)		27,526,378

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$105,026	105,026
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	40,808	40,808
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	40,808	40,808
Total Repurchase Agreements
(Cost $186,642)		186,642

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	34,346	34,346
Total Securities Lending Collateral
(Cost $34,346)		34,346
Total Investments - 100.3%
(Cost $18,281,391)		$27,747,366
Other Assets & Liabilities, net - (0.3)%		(95,983)
Total Net Assets - 100.0%		$27,651,383

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,526,378	$—	$—	$27,526,378
Repurchase Agreements	—	186,642	—	186,642
Securities Lending Collateral	34,346	—	—	34,346
Total Assets	$27,560,724	$186,642	$—	$27,747,366

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.2%
Consumer, Non-cyclical - 31.7%
Repligen Corp.*	2,017	$582,893
STAAR Surgical Co.*	4,025	517,333
Paylocity Holding Corp.*	1,564	438,546
Medpace Holdings, Inc.*	2,292	433,830
Syneos Health, Inc.*	3,530	308,804
R1 RCM, Inc.*	13,934	306,687
Quidel Corp.*	2,043	288,369
Darling Ingredients, Inc.*	3,962	284,868
Halozyme Therapeutics, Inc.*	5,898	239,931
Penumbra, Inc.*	867	231,056
ASGN, Inc.*	1,948	220,397
Exelixis, Inc.*	10,173	215,057
Masimo Corp.*	739	200,055
Boston Beer Company, Inc. — Class A*	388	197,783
HealthEquity, Inc.*	2,814	182,235
Helen of Troy Ltd.*	787	176,823
Emergent BioSolutions, Inc.*	3,375	168,986
Insperity, Inc.	1,417	156,918
FTI Consulting, Inc.*	1,122	151,133
Neurocrine Biosciences, Inc.*	1,430	137,151
Amedisys, Inc.*	773	115,254
Arrowhead Pharmaceuticals, Inc.*	1,806	112,749
LHC Group, Inc.*	630	98,853
Chemed Corp.	179	83,257
Jazz Pharmaceuticals plc*	624	81,251
Total Consumer, Non-cyclical		5,930,219
Consumer, Cyclical - 22.7%
RH*	800	533,528
Crocs, Inc.*	2,763	396,436
Wingstop, Inc.	2,289	375,236
YETI Holdings, Inc.*	4,178	358,013
Williams-Sonoma, Inc.	1,973	349,872
Fox Factory Holding Corp.*	2,203	318,422
Lithia Motors, Inc. — Class A	959	304,041
Churchill Downs, Inc.	1,192	286,175
Scotts Miracle-Gro Co. — Class A	1,787	261,545
Deckers Outdoor Corp.*	716	257,903
Tempur Sealy International, Inc.	3,957	183,644
Five Below, Inc.*	1,033	182,645
Ollie's Bargain Outlet Holdings, Inc.*,1	2,886	173,968
Texas Roadhouse, Inc. — Class A	1,050	95,897
Mattel, Inc.*	4,971	92,262
Jack in the Box, Inc.	774	75,333
Total Consumer, Cyclical		4,244,920
Industrial - 15.5%
Axon Enterprise, Inc.*	2,335	408,672
Trex Company, Inc.*	3,622	369,191
TopBuild Corp.*	1,617	331,178
Saia, Inc.*	1,244	296,109
II-VI, Inc.*	4,873	289,261
Knight-Swift Transportation Holdings, Inc.	4,873	249,254
Simpson Manufacturing Company, Inc.	1,396	149,330
Tetra Tech, Inc.	980	146,353
Timken Co.	1,979	129,466
Cognex Corp.	1,296	103,965
Graco, Inc.	1,475	103,206
Toro Co.	1,048	102,086
Lincoln Electric Holdings, Inc.	672	86,547
Mercury Systems, Inc.*	1,470	69,707
Universal Display Corp.	400	68,384
Total Industrial		2,902,709
Technology - 12.4%
Digital Turbine, Inc.*	7,966	547,662
Brooks Automation, Inc.	4,337	443,892
Cerence, Inc.*	2,505	240,756
Lattice Semiconductor Corp.*	3,256	210,500
Sailpoint Technologies Holdings, Inc.*	4,514	193,560
CMC Materials, Inc.	1,335	164,512
Qualys, Inc.*	1,441	160,369
Fair Isaac Corp.*	339	134,898
Lumentum Holdings, Inc.*	1,574	131,492
MKS Instruments, Inc.	571	86,170
Total Technology		2,313,811
Financial - 6.9%
Brighthouse Financial, Inc.*	9,188	415,573
SLM Corp.	20,168	354,957
Kinsale Capital Group, Inc.	1,681	271,818
Primerica, Inc.	868	133,351
Interactive Brokers Group, Inc. — Class A	1,678	104,606
Total Financial		1,280,305
Energy - 6.3%
SolarEdge Technologies, Inc.*	1,337	354,599
Antero Midstream Corp.	24,449	254,759
First Solar, Inc.*	2,507	239,318
Sunrun, Inc.*	5,073	223,212
CNX Resources Corp.*	8,681	109,554
Total Energy		1,181,442
Communications - 2.7%
Mimecast Ltd.*	2,695	171,402
Cable One, Inc.	80	145,050
FactSet Research Systems, Inc.	306	120,803
New York Times Co. — Class A	1,380	67,993
Total Communications		505,248
Basic Materials - 1.0%
Cleveland-Cliffs, Inc.*	9,143	181,123
Total Common Stocks
(Cost $13,873,777)		18,539,777

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$82,303	82,303
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	31,979	31,979
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	31,979	31,979
Total Repurchase Agreements
(Cost $146,261)		146,261

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	140,250	$140,250
Total Securities Lending Collateral
(Cost $140,250)		$140,250
Total Investments - 100.8%
(Cost $14,160,288)		$18,826,288
Other Assets & Liabilities, net - (0.8)%		(151,049)
Total Net Assets - 100.0%		$18,675,239

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,539,777	$—	$—	$18,539,777
Repurchase Agreements	—	146,261	—	146,261
Securities Lending Collateral	140,250	—	—	140,250
Total Assets	$18,680,027	$146,261	$—	$18,826,288

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.6%
Financial - 41.4%
Unum Group	16,948	$424,717
Navient Corp.	18,227	359,619
Jefferies Financial Group, Inc.	7,855	291,656
Reinsurance Group of America, Inc. — Class A	2,173	241,768
Old Republic International Corp.	9,443	218,417
Jones Lang LaSalle, Inc.*	879	218,071
CNO Financial Group, Inc.	9,008	212,048
First American Financial Corp.	2,901	194,512
Associated Banc-Corp.	9,066	194,194
Mercury General Corp.	3,332	185,493
Sterling Bancorp	7,317	182,632
FNB Corp.	14,677	170,547
Wintrust Financial Corp.	2,120	170,384
Macerich Co. REIT	9,970	166,599
Valley National Bancorp	12,020	159,986
New York Community Bancorp, Inc.	12,378	159,305
Pinnacle Financial Partners, Inc.	1,612	151,657
Washington Federal, Inc.	4,395	150,792
Fulton Financial Corp.	9,483	144,900
Bank OZK	3,337	143,424
First Horizon Corp.	8,686	141,495
Hancock Whitney Corp.	3,001	141,407
SL Green Realty Corp. REIT	1,936	137,146
Alleghany Corp.*	210	131,126
MGIC Investment Corp.	8,728	130,571
Cathay General Bancorp	3,097	128,185
American Financial Group, Inc.	1,016	127,843
Hanover Insurance Group, Inc.	965	125,083
United Bankshares, Inc.	3,287	119,581
Synovus Financial Corp.	2,645	116,089
Kemper Corp.	1,661	110,938
Alliance Data Systems Corp.	1,091	110,071
International Bancshares Corp.	2,532	105,433
BancorpSouth Bank	3,401	101,282
East West Bancorp, Inc.	1,245	96,537
Webster Financial Corp.	1,698	92,473
Prosperity Bancshares, Inc.	1,288	91,616
UMB Financial Corp.	882	85,298
Pebblebrook Hotel Trust REIT	3,588	80,407
CIT Group, Inc.	1,523	79,120
Janus Henderson Group plc	1,742	71,997
Selective Insurance Group, Inc.	924	69,790
Cousins Properties, Inc. REIT	1,683	62,759
Texas Capital Bancshares, Inc.*	1,007	60,440
Sabra Health Care REIT, Inc.	3,453	50,828
Total Financial		6,708,236
Consumer, Cyclical - 19.7%
AutoNation, Inc.*	3,108	378,430
Dick's Sporting Goods, Inc.	2,401	287,568
Kohl's Corp.	5,527	260,266
Taylor Morrison Home Corp. — Class A*	9,043	233,129
Tri Pointe Homes, Inc.*	10,822	227,478
Univar Solutions, Inc.*	9,539	227,219
Dana, Inc.	10,068	223,912
Murphy USA, Inc.	1,219	203,890
Foot Locker, Inc.	4,031	184,056
KB Home	4,477	174,245
BJ's Wholesale Club Holdings, Inc.*	3,009	165,254
Goodyear Tire & Rubber Co.*	8,419	149,016
Thor Industries, Inc.	1,052	129,143
Lear Corp.	730	114,231
Adient plc*	2,243	92,973
Urban Outfitters, Inc.*	2,494	74,047
KAR Auction Services, Inc.*	3,590	58,840
Total Consumer, Cyclical		3,183,697
Industrial - 14.9%
Avnet, Inc.	8,640	319,421
Arrow Electronics, Inc.*	2,284	256,470
SYNNEX Corp.	2,380	247,758
Ryder System, Inc.	2,745	227,039
Jabil, Inc.	3,480	203,128
Greif, Inc. — Class A	2,578	166,539
EMCOR Group, Inc.	1,186	136,841
MasTec, Inc.*	1,518	130,973
MDU Resources Group, Inc.	3,615	107,257
AECOM*	1,612	101,798
Oshkosh Corp.	958	98,070
Southwest Gas Holdings, Inc.	1,351	90,355
Dycom Industries, Inc.*	1,147	81,712
Colfax Corp.*	1,548	71,053
Trinity Industries, Inc.	2,431	66,050
Kirby Corp.*	1,209	57,984
GATX Corp.	608	54,452
Total Industrial		2,416,900
Consumer, Non-cyclical - 9.4%
Graham Holdings Co. — Class B	465	273,960
Pilgrim's Pride Corp.*	8,883	258,318
ManpowerGroup, Inc.	1,912	207,031
Sprouts Farmers Market, Inc.*	8,200	189,994
Performance Food Group Co.*	3,888	180,636
Tenet Healthcare Corp.*	2,466	163,841
Perrigo Company plc	3,321	157,183
Ingredion, Inc.	953	84,827
Total Consumer, Non-cyclical		1,515,790
Basic Materials - 4.6%
Commercial Metals Co.	10,979	334,420
Steel Dynamics, Inc.	2,209	129,182
Reliance Steel & Aluminum Co.	825	117,497
United States Steel Corp.	4,302	94,515
Minerals Technologies, Inc.	1,075	75,078
Total Basic Materials		750,692
Technology - 3.4%
Xerox Holdings Corp.	11,994	241,919
NCR Corp.*	3,271	126,784
NetScout Systems, Inc.*	3,940	106,183
KBR, Inc.	2,105	82,937
Total Technology		557,823
Communications - 3.1%
Telephone & Data Systems, Inc.	16,126	314,457
Viasat, Inc.*	3,441	189,496
Total Communications		503,953
Energy - 2.3%
HollyFrontier Corp.	11,141	369,101
Utilities - 0.8%
UGI Corp.	1,764	75,182

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Utilities - 0.8% (continued)
ALLETE, Inc.	895	$53,270
Total Utilities		128,452
Total Common Stocks
(Cost $11,377,125)		16,134,644

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$57,769	57,769
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	22,446	22,446
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	22,446	22,446
Total Repurchase Agreements
(Cost $102,661)		102,661
Total Investments - 100.2%
(Cost $11,479,786)		$16,237,305
Other Assets & Liabilities, net - (0.2)%		(38,989)
Total Net Assets - 100.0%		$16,198,316

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,134,644	$—	$—	$16,134,644
Repurchase Agreements	—	102,661	—	102,661
Total Assets	$16,134,644	$102,661	$—	$16,237,305

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 31.5%
Fulgent Genetics, Inc.*,1	4,138	$372,213
Celsius Holdings, Inc.*	3,825	344,594
Joint Corp.*	2,197	215,350
Community Health Systems, Inc.*	18,190	212,823
BioLife Solutions, Inc.*	4,423	187,181
Medifast, Inc.	963	185,512
Alarm.com Holdings, Inc.*	2,196	171,705
Coherus Biosciences, Inc.*	9,989	160,523
Innoviva, Inc.*	9,553	159,631
Merit Medical Systems, Inc.*	2,050	147,190
Rent-A-Center, Inc.	2,605	146,427
Meridian Bioscience, Inc.*	7,356	141,530
Corcept Therapeutics, Inc.*	7,178	141,263
National Beverage Corp.	2,628	137,944
NeoGenomics, Inc.*	2,607	125,762
Green Dot Corp. — Class A*	2,496	125,624
ModivCare, Inc.*	648	117,690
Avanos Medical, Inc.*	3,692	115,190
Collegium Pharmaceutical, Inc.*	5,702	112,558
B&G Foods, Inc.[1]	3,760	112,386
Supernus Pharmaceuticals, Inc.*	4,170	111,214
Zynex, Inc.*,1	9,556	108,843
Cytokinetics, Inc.*	2,987	106,755
Ensign Group, Inc.	1,404	105,146
Vericel Corp.*	2,082	101,601
Pacira BioSciences, Inc.*	1,807	101,192
REGENXBIO, Inc.*	1,894	79,396
Pennant Group, Inc.*	2,749	77,219
Arlo Technologies, Inc.*	11,890	76,215
Xencor, Inc.*	2,260	73,812
Omnicell, Inc.*	462	68,575
Heska Corp.*	232	59,981
EVERTEC, Inc.	1,290	58,979
LeMaitre Vascular, Inc.	919	48,790
Forrester Research, Inc.*	951	46,846
Addus HomeCare Corp.*	552	44,022
WD-40 Co.	177	40,972
Tactile Systems Technology, Inc.*	854	37,960
Total Consumer, Non-cyclical		4,780,614
Financial - 18.7%
Mr Cooper Group, Inc.*	9,159	377,076
Innovative Industrial Properties, Inc. REIT	1,235	285,495
St. Joe Co.	4,810	202,501
Brightsphere Investment Group, Inc.	7,031	183,720
StoneX Group, Inc.*	2,704	178,194
Safehold, Inc. REIT	2,363	169,876
HCI Group, Inc.	1,460	161,724
Triumph Bancorp, Inc.*	1,586	158,806
Virtus Investment Partners, Inc.	509	157,953
Trupanion, Inc.*	1,818	141,204
Axos Financial, Inc.*	2,679	138,075
Palomar Holdings, Inc.*	1,601	129,409
ServisFirst Bancshares, Inc.	1,621	126,114
Walker & Dunlop, Inc.	892	101,242
Essential Properties Realty Trust, Inc. REIT	3,524	98,390
PRA Group, Inc.*	1,753	73,871
NMI Holdings, Inc. — Class A*	2,719	61,477
eHealth, Inc.*	1,180	47,790
Community Healthcare Trust, Inc. REIT	1,047	47,314
Total Financial		2,840,231
Consumer, Cyclical - 16.3%
Vista Outdoor, Inc.*	8,341	336,226
MarineMax, Inc.*	6,108	296,360
Century Communities, Inc.	3,677	225,952
Hibbett, Inc.	3,150	222,831
LGI Homes, Inc.*	1,367	193,991
Big Lots, Inc.	4,358	188,963
iRobot Corp.*,1	2,309	181,257
Sleep Number Corp.*	1,751	163,683
Installed Building Products, Inc.	1,294	138,652
Meritage Homes Corp.*	1,262	122,414
Dine Brands Global, Inc.*	1,031	83,728
Lumber Liquidators Holdings, Inc.*	4,476	83,612
LCI Industries	424	57,083
PetMed Express, Inc.[1]	2,004	53,847
Dorman Products, Inc.*	518	49,039
Shake Shack, Inc. — Class A*	489	38,367
Tupperware Brands Corp.*	1,446	30,539
Total Consumer, Cyclical		2,466,544
Industrial - 11.3%
Chart Industries, Inc.*	1,278	244,239
Vicor Corp.*	1,467	196,813
Comfort Systems USA, Inc.	1,909	136,150
Patrick Industries, Inc.	1,524	126,949
Advanced Energy Industries, Inc.	1,362	119,515
Matson, Inc.	1,246	100,565
AeroVironment, Inc.*	1,140	98,405
PGT Innovations, Inc.*	4,453	85,052
AAON, Inc.	1,249	81,610
Exponent, Inc.	699	79,092
Forward Air Corp.	768	63,759
Alamo Group, Inc.	448	62,509
Federal Signal Corp.	1,544	59,629
Marten Transport Ltd.	3,589	56,311
Gibraltar Industries, Inc.*	784	54,606
Badger Meter, Inc.	515	52,087
Franklin Electric Company, Inc.	638	50,944
Proto Labs, Inc.*	603	40,160
Total Industrial		1,708,395
Technology - 10.3%
SPS Commerce, Inc.*	1,407	226,963
TTEC Holdings, Inc.	1,277	119,438
Onto Innovation, Inc.*	1,568	113,288
Power Integrations, Inc.	1,049	103,840
Simulations Plus, Inc.	2,436	96,222
FormFactor, Inc.*	2,533	94,557
LivePerson, Inc.*	1,599	94,261
Diodes, Inc.*	1,027	93,036
Ultra Clean Holdings, Inc.*	2,134	90,908
ExlService Holdings, Inc.*	684	84,214
Agilysys, Inc.*	1,536	80,425

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Technology - 10.3% (continued)
CEVA, Inc.*	1,679	$71,643
Ebix, Inc.	2,389	64,336
Allscripts Healthcare Solutions, Inc.*	4,200	56,154
8x8, Inc.*	2,265	52,978
Cohu, Inc.*	1,570	50,146
OneSpan, Inc.*	1,861	34,950
Tabula Rasa HealthCare, Inc.*	1,184	31,033
Total Technology		1,558,392
Communications - 6.6%
Stamps.com, Inc.*	844	278,343
TechTarget, Inc.*	2,647	218,166
Shutterstock, Inc.	1,427	161,707
Perficient, Inc.*	1,161	134,328
Vonage Holdings Corp.*	6,089	98,154
QuinStreet, Inc.*	3,798	66,693
Viavi Solutions, Inc.*	2,924	46,024
Total Communications		1,003,415
Energy - 3.4%
Bonanza Creek Energy, Inc.	6,327	303,063
Renewable Energy Group, Inc.*	3,519	176,654
DMC Global, Inc.*	1,040	38,387
Total Energy		518,104
Basic Materials - 1.4%
Livent Corp.*	4,826	111,529
Quaker Chemical Corp.	424	100,793
Total Basic Materials		212,322
Total Common Stocks
(Cost $10,833,463)		15,088,017

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$55,497	55,497
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	21,563	21,563
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	21,563	21,563
Total Repurchase Agreements
(Cost $98,623)		98,623

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	637,010	637,010
Total Securities Lending Collateral
(Cost $637,010)		637,010
Total Investments - 104.4%
(Cost $11,569,096)		$15,823,650
Other Assets & Liabilities, net - (4.4)%		(673,667)
Total Net Assets - 100.0%		$15,149,983

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,088,017	$—	$—	$15,088,017
Repurchase Agreements	—	98,623	—	98,623
Securities Lending Collateral	637,010	—	—	637,010
Total Assets	$15,725,027	$98,623	$—	$15,823,650

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Cyclical - 23.8%
Veritiv Corp.*	8,811	$789,113
Conn's, Inc.*	13,204	301,447
World Fuel Services Corp.	8,862	297,941
Signet Jewelers Ltd.	2,939	232,063
Cato Corp. — Class A	13,944	230,634
G-III Apparel Group Ltd.*	7,202	203,817
Group 1 Automotive, Inc.	1,015	190,698
M/I Homes, Inc.*	3,121	180,394
ODP Corp.*	4,480	179,917
Daktronics, Inc.*	29,501	160,191
Genesco, Inc.*	2,725	157,314
Barnes & Noble Education, Inc.*	15,429	154,136
Abercrombie & Fitch Co. — Class A*	3,797	142,881
ScanSource, Inc.*	4,088	142,221
Chico's FAS, Inc.*	31,147	139,850
GMS, Inc.*	3,154	138,145
Vera Bradley, Inc.*	14,659	137,941
Asbury Automotive Group, Inc.*	673	132,406
Resideo Technologies, Inc.*	4,643	115,100
Shoe Carnival, Inc.	3,548	115,026
Unifi, Inc.*	4,807	105,418
Sonic Automotive, Inc. — Class A	1,759	92,418
Interface, Inc. — Class A	5,982	90,627
Sally Beauty Holdings, Inc.*	5,035	84,840
SkyWest, Inc.*	1,716	84,667
PC Connection, Inc.	1,897	83,525
Bed Bath & Beyond, Inc.*	4,794	82,816
Marcus Corp.*	3,313	57,812
Ethan Allen Interiors, Inc.	2,223	52,685
HNI Corp.	1,301	47,773
Motorcar Parts of America, Inc.*	2,321	45,259
Total Consumer, Cyclical		4,969,075
Financial - 23.8%
Genworth Financial, Inc. — Class A*	77,085	289,069
Customers Bancorp, Inc.*	4,939	212,476
EZCORP, Inc. — Class A*	25,217	190,893
Realogy Holdings Corp.*	9,168	160,807
Stewart Information Services Corp.	2,508	158,656
Hanmi Financial Corp.	7,283	146,097
Encore Capital Group, Inc.*	2,693	132,684
Dime Community Bancshares, Inc.	3,810	124,435
Investors Bancorp, Inc.	7,929	119,807
American Equity Investment Life Holding Co.	4,001	118,309
Employers Holdings, Inc.	2,957	116,772
Universal Insurance Holdings, Inc.	8,891	115,939
Trustmark Corp.	3,505	112,931
Enova International, Inc.*	3,238	111,873
Assured Guaranty Ltd.	2,255	105,556
Simmons First National Corp. — Class A	3,443	101,775
GEO Group, Inc. REIT[1]	13,145	98,193
Hope Bancorp, Inc.	6,799	98,178
First Financial Bancorp	4,120	96,449
RPT Realty REIT	7,522	95,981
Central Pacific Financial Corp.	3,699	94,990
Provident Financial Services, Inc.	3,915	91,885
First BanCorp	6,801	89,433
First Midwest Bancorp, Inc.	4,697	89,290
Service Properties Trust REIT	7,777	87,180
Northfield Bancorp, Inc.	5,069	86,984
SiriusPoint Ltd.*	9,380	86,859
Office Properties Income Trust REIT	3,286	83,235
United Fire Group, Inc.	3,529	81,520
OFG Bancorp	2,989	75,383
Ameris Bancorp	1,409	73,099
Ready Capital Corp. REIT	5,033	72,626
WSFS Financial Corp.	1,412	72,450
Veritex Holdings, Inc.	1,832	72,108
First Commonwealth Financial Corp.	5,171	70,481
PennyMac Mortgage Investment Trust REIT	3,396	66,867
Banner Corp.	1,187	65,534
Horace Mann Educators Corp.	1,571	62,510
S&T Bancorp, Inc.	2,070	61,003
Renasant Corp.	1,643	59,230
Eagle Bancorp, Inc.	1,011	58,132
Franklin Street Properties Corp. REIT	12,355	57,327
Allegiance Bancshares, Inc.	1,492	56,920
BankUnited, Inc.	1,344	56,206
Acadia Realty Trust REIT	2,595	52,964
Apollo Commercial Real Estate Finance, Inc. REIT	3,557	52,750
Diversified Healthcare Trust REIT	15,529	52,643
HomeStreet, Inc.	1,264	52,014
Old National Bancorp	2,951	50,019
Whitestone REIT — Class B	4,829	47,228
First Bancorp	1,049	45,117
Safety Insurance Group, Inc.	559	44,301
Independent Bank Group, Inc.	606	43,050
DiamondRock Hospitality Co. REIT*	4,038	38,159
Total Financial		4,956,377
Industrial - 14.5%
Olympic Steel, Inc.	10,307	251,079
ArcBest Corp.	2,874	235,007
Greenbrier Companies, Inc.	4,951	212,844
Granite Construction, Inc.	4,777	188,930
Sanmina Corp.*	4,190	161,483
Atlas Air Worldwide Holdings, Inc.*	1,974	161,236
Benchmark Electronics, Inc.	5,648	150,858
Griffon Corp.	5,910	145,386
DXP Enterprises, Inc.*	4,830	142,823
Haynes International, Inc.	3,732	139,017
O-I Glass, Inc.*	9,358	133,539
Apogee Enterprises, Inc.	3,325	125,552
Boise Cascade Co.	2,313	124,856
Comtech Telecommunications Corp.	4,818	123,389

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrial - 14.5% (continued)
TimkenSteel Corp.*	9,094	$118,949
Powell Industries, Inc.	4,188	102,899
TTM Technologies, Inc.*	7,889	99,165
AAR Corp.*	2,858	92,685
Hub Group, Inc. — Class A*	1,328	91,300
Encore Wire Corp.	948	89,899
Matthews International Corp. — Class A	1,626	56,406
Trinseo S.A.	982	53,008
Tredegar Corp.	1,507	18,355
Total Industrial		3,018,665
Consumer, Non-cyclical - 13.6%
Aaron's Company, Inc.	10,681	294,155
Andersons, Inc.	7,318	225,614
Fresh Del Monte Produce, Inc.	6,923	223,059
CoreCivic, Inc.*	23,489	209,052
SpartanNash Co.	9,414	206,167
Seneca Foods Corp. — Class A*	4,269	205,851
TreeHouse Foods, Inc.*	4,238	169,011
Cross Country Healthcare, Inc.*	7,953	168,922
Magellan Health, Inc.*	1,636	154,684
Kelly Services, Inc. — Class A	6,635	125,269
Universal Corp.	2,405	116,234
Resources Connection, Inc.	7,195	113,537
Adtalem Global Education, Inc.*	2,879	108,855
ABM Industries, Inc.	2,187	98,437
Edgewell Personal Care Co.	2,570	93,291
TrueBlue, Inc.*	2,832	76,690
Prestige Consumer Healthcare, Inc.*	1,234	69,240
Invacare Corp.*	13,112	62,413
Deluxe Corp.	1,729	62,054
Strategic Education, Inc.	691	48,715
Total Consumer, Non-cyclical		2,831,250
Energy - 12.8%
CONSOL Energy, Inc.*	26,278	683,754
Green Plains, Inc.*	8,834	288,430
SM Energy Co.	8,861	233,753
SunCoke Energy, Inc.	33,236	208,722
Callon Petroleum Co.*,1	3,560	174,725
ProPetro Holding Corp.*	17,248	149,195
Matrix Service Co.*	13,105	137,078
Talos Energy, Inc.*	9,780	134,670
Helix Energy Solutions Group, Inc.*	28,571	110,856
Penn Virginia Corp.*	4,019	107,187
PBF Energy, Inc. — Class A*	6,253	81,101
Nabors Industries Ltd.*	731	70,527
US Silica Holdings, Inc.*	8,334	66,589
Oil States International, Inc.*	9,753	62,322
Bristow Group, Inc.*	1,774	56,466
NOW, Inc.*	6,783	51,890
Warrior Met Coal, Inc.	2,072	48,215
Total Energy		2,665,480
Basic Materials - 6.4%
Domtar Corp.*	6,488	353,855
AdvanSix, Inc.*	6,002	238,579
Clearwater Paper Corp.*	4,029	154,432
Mercer International, Inc.	11,217	130,005
Rayonier Advanced Materials, Inc.*	16,516	123,870
Koppers Holdings, Inc.*	3,930	122,852
Carpenter Technology Corp.	3,524	115,376
Allegheny Technologies, Inc.*	3,486	57,972
Glatfelter Corp.	2,256	31,810
Total Basic Materials		1,328,751
Communications - 3.8%
Consolidated Communications Holdings, Inc.*	28,546	262,338
Scholastic Corp.	4,848	172,831
EW Scripps Co. — Class A	6,532	117,968
Gannett Company, Inc.*	12,457	83,213
AMC Networks, Inc. — Class A*	1,484	69,139
ePlus, Inc.*	437	44,841
NETGEAR, Inc.*	1,167	37,239
Total Communications		787,569
Technology - 0.6%
Insight Enterprises, Inc.*	1,456	131,156
Utilities - 0.2%
Unitil Corp.	1,084	46,373
Total Common Stocks
(Cost $14,694,255)		20,734,696
	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$79,275	79,275
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	30,803	30,803
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	30,802	30,802
Total Repurchase Agreements
(Cost $140,880)		140,880

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	144,637	144,637
Total Securities Lending Collateral
(Cost $144,637)		144,637
Total Investments - 100.9%
(Cost $14,979,772)		$21,020,213
Other Assets & Liabilities, net - (0.9)%		(189,698)
Total Net Assets - 100.0%		$20,830,515

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,734,696	$—	$—	$20,734,696
Repurchase Agreements	—	140,880	—	140,880
Securities Lending Collateral	144,637	—	—	144,637
Total Assets	$20,879,333	$140,880	$—	$21,020,213

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
MUTUAL FUNDS† - 39.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	48,850	$487,035
Guggenheim Strategy Fund II1	14,968	374,045
Total Mutual Funds
(Cost $856,444)		861,080

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 23.0%
Federal Farm Credit Bank
0.00% due 10/01/21[2]	$500,000	500,000
Total Federal Agency Discount Notes
(Cost $500,000)		500,000

U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bills
0.04% due 10/07/21[2,3]	58,000	58,000
Total U.S. Treasury Bills
(Cost $57,999)		58,000

FEDERAL AGENCY NOTES†† - 2.3%
Federal Farm Credit Bank
0.13% due 11/02/21	50,000	50,003
Total Federal Agency Notes
(Cost $50,004)		50,003

REPURCHASE AGREEMENTS††,4 - 41.9%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[5]	511,288	511,288
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[5]	198,662	198,662
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[5]	198,662	198,662
Total Repurchase Agreements
(Cost $908,612)		908,612
Total Investments - 109.6%
(Cost $2,373,059)		$2,377,695
Other Assets & Liabilities, net - (9.6)%		(207,800)
Total Net Assets - 100.0%		$2,169,895

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	31	Dec 2021	$2,921,595	$29,074

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	12/17/21	15,112	$1,423,746	$19,134

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2021.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$861,080	$—	$—	$861,080
Federal Agency Discount Notes	—	500,000	—	500,000
U.S. Treasury Bills	—	58,000	—	58,000
Federal Agency Notes	—	50,003	—	50,003
Repurchase Agreements	—	908,612	—	908,612
Currency Futures Contracts**	29,074	—	—	29,074
Currency Index Swap Agreements**	—	19,134	—	19,134
Total Assets	$890,154	$1,535,749	$—	$2,425,903

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$319,625	$403,876	$(350,000)	$139	$405	$374,045	14,968	$3,908
Guggenheim Ultra Short Duration Fund — Institutional Class	434,153	703,017	(650,000)	367	(502)	487,035	48,850	3,039
	$753,778	$1,106,893	$(1,000,000)	$506	$(97)	$861,080		$6,947

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.4%
Software - 34.0%
Microsoft Corp.	4,192	$1,181,809
salesforce.com, Inc.*	1,630	442,089
Adobe, Inc.*	717	412,791
Oracle Corp.	4,719	411,166
Intuit, Inc.	586	316,153
ServiceNow, Inc.*	466	289,978
Snowflake, Inc. — Class A*	820	247,993
Zoom Video Communications, Inc. — Class A*	880	230,120
Fidelity National Information Services, Inc.	1,856	225,838
Fiserv, Inc.*	2,069	224,486
VMware, Inc. — Class A*,1	1,464	217,697
Autodesk, Inc.*	734	209,315
Workday, Inc. — Class A*	811	202,661
Activision Blizzard, Inc.	2,616	202,452
Twilio, Inc. — Class A*	612	195,259
DocuSign, Inc.*	714	183,805
Electronic Arts, Inc.	1,226	174,398
Datadog, Inc. — Class A*	1,229	173,719
Paychex, Inc.	1,519	170,812
Synopsys, Inc.*	569	170,364
ROBLOX Corp. — Class A*	2,237	169,005
Cadence Design Systems, Inc.*	1,095	165,827
Palantir Technologies, Inc. — Class A*	6,845	164,554
NetEase, Inc. ADR	1,904	162,602
Atlassian Corporation plc — Class A*	415	162,439
Unity Software, Inc.*	1,218	153,773
Bilibili, Inc. ADR*,1	2,228	147,427
Cloudflare, Inc. — Class A*	1,278	143,967
MongoDB, Inc.*	304	143,339
HubSpot, Inc.*	212	143,331
ANSYS, Inc.*	406	138,223
Bill.com Holdings, Inc.*	476	127,068
Splunk, Inc.*	871	126,042
Broadridge Financial Solutions, Inc.	697	116,148
RingCentral, Inc. — Class A*	532	115,710
Take-Two Interactive Software, Inc.*	740	114,012
Tyler Technologies, Inc.*	247	113,287
Ceridian HCM Holding, Inc.*	982	110,593
Nuance Communications, Inc.*	2,001	110,135
Akamai Technologies, Inc.*	1,019	106,577
Coupa Software, Inc.*	463	101,480
Citrix Systems, Inc.	908	97,492
Jack Henry & Associates, Inc.	555	91,053
Dropbox, Inc. — Class A*	3,014	88,069
Fair Isaac Corp.*	209	83,167
MicroStrategy, Inc. — Class A*,1	116	67,094
Alteryx, Inc. — Class A*	831	60,746
Fastly, Inc. — Class A*,1	1,378	55,726
Total Software		9,261,791
Semiconductors - 19.5%
NVIDIA Corp.	2,842	588,749
Intel Corp.	7,277	387,719
Broadcom, Inc.	768	372,426
Texas Instruments, Inc.	1,826	350,976
QUALCOMM, Inc.	2,389	308,133
Advanced Micro Devices, Inc.*	2,873	295,632
Applied Materials, Inc.	2,080	267,758
Analog Devices, Inc.	1,482	248,205
Micron Technology, Inc.	3,250	230,685
Lam Research Corp.	404	229,937
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,950	217,718
NXP Semiconductor N.V.	1,028	201,354
Marvell Technology, Inc.	3,041	183,403
KLA Corp.	540	180,635
Microchip Technology, Inc.	1,098	168,532
Xilinx, Inc.*	1,078	162,767
ASML Holding N.V. — Class G	203	151,257
Skyworks Solutions, Inc.	808	133,142
Monolithic Power Systems, Inc.	255	123,593
ON Semiconductor Corp.*	2,480	113,510
Qorvo, Inc.*	660	110,345
Entegris, Inc.	848	106,763
Teradyne, Inc.	976	106,550
Cree, Inc.*	965	77,905
Total Semiconductors		5,317,694
Internet - 17.2%
Alphabet, Inc. — Class A*	409	1,093,470
Facebook, Inc. — Class A*	2,322	788,064
Snap, Inc. — Class A*	3,975	293,633
Baidu, Inc. ADR*	1,444	222,015
Sea Ltd. ADR*	609	194,106
Shopify, Inc. — Class A*	142	192,521
Palo Alto Networks, Inc.*	378	181,062
Twitter, Inc.*	2,984	180,204
Match Group, Inc.*	1,105	173,474
Okta, Inc.*	663	157,356
Pinterest, Inc. — Class A*	2,890	147,245
Wix.com Ltd.*	677	132,672
CDW Corp.	709	129,052
Zillow Group, Inc. — Class C*	1,406	123,925
VeriSign, Inc.*	595	121,981
NortonLifeLock, Inc.	3,959	100,163
Zendesk, Inc.*	828	96,371
GoDaddy, Inc. — Class A*	1,303	90,819
F5 Networks, Inc.*	455	90,445
IAC*	672	87,555
Anaplan, Inc.*	1,278	77,817
Total Internet		4,673,950
Computers - 13.4%
Apple, Inc.	8,886	1,257,369
International Business Machines Corp.	2,149	298,561
Dell Technologies, Inc. — Class C*	2,302	239,500
Accenture plc — Class A	731	233,862
Crowdstrike Holdings, Inc. — Class A*	785	192,937
Fortinet, Inc.*	620	181,065
Cognizant Technology Solutions Corp. — Class A	2,191	162,594
Zscaler, Inc.*	609	159,692
HP, Inc.	5,367	146,841
EPAM Systems, Inc.*	253	144,331

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Computers - 13.4% (continued)
Infosys Ltd. ADR	6,227	$138,551
Check Point Software Technologies Ltd.*	1,206	136,326
NetApp, Inc.	1,318	118,304
Seagate Technology Holdings plc	1,363	112,475
Western Digital Corp.*	1,930	108,929
Total Computers		3,631,337
Commercial Services - 4.9%
PayPal Holdings, Inc.*	1,710	444,959
Square, Inc. — Class A*	1,122	269,101
Automatic Data Processing, Inc.	1,238	247,501
Global Payments, Inc.	1,135	178,853
FleetCor Technologies, Inc.*	470	122,797
Marathon Digital Holdings, Inc.*	1,395	44,054
Riot Blockchain, Inc.*,1	1,506	38,704
Total Commercial Services		1,345,969
Diversified Financial Services - 4.0%
Visa, Inc. — Class A	2,627	585,164
Mastercard, Inc. — Class A	1,426	495,792
Total Diversified Financial Services		1,080,956
Telecommunications - 3.1%
Cisco Systems, Inc.	7,196	391,678
Motorola Solutions, Inc.	706	164,018
Arista Networks, Inc.*	384	131,958
Juniper Networks, Inc.	2,859	78,679
Ciena Corp.*	1,443	74,098
Total Telecommunications		840,431
Energy-Alternate Sources - 1.2%
SolarEdge Technologies, Inc.*	529	140,301
Enphase Energy, Inc.*	791	118,626
First Solar, Inc.*	862	82,287
Total Energy-Alternate Sources		341,214
Electronics - 1.1%
Amphenol Corp. — Class A	2,346	171,798
TE Connectivity Ltd.	956	131,182
Total Electronics		302,980
Advertising - 0.5%
Trade Desk, Inc. — Class A*	2,126	149,458
Office & Business Equipment - 0.5%
Zebra Technologies Corp. — Class A*	253	130,401
Total Common Stocks
(Cost $11,075,319)		27,076,181

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$84,605	84,605
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	32,874	32,874
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	32,873	32,873
Total Repurchase Agreements
(Cost $150,352)		150,352

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	402,203	402,203
Total Securities Lending Collateral
(Cost $402,203)		402,203
Total Investments - 101.5%
(Cost $11,627,874)		$27,628,736
Other Assets & Liabilities, net - (1.5)%		(412,610)
Total Net Assets - 100.0%		$27,216,126

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,076,181	$—	$—	$27,076,181
Repurchase Agreements	—	150,352	—	150,352
Securities Lending Collateral	402,203	—	—	402,203
Total Assets	$27,478,384	$150,352	$—	$27,628,736

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.8%
Telecommunications - 64.6%
Verizon Communications, Inc.	4,445	$240,074
Cisco Systems, Inc.	4,378	238,295
AT&T, Inc.	8,199	221,455
T-Mobile US, Inc.*	1,572	200,839
Motorola Solutions, Inc.	428	99,433
Arista Networks, Inc.*	233	80,068
Ubiquiti, Inc.	229	68,395
Lumen Technologies, Inc.	4,722	58,506
Juniper Networks, Inc.	1,740	47,885
Ciena Corp.*	869	44,623
Nice Ltd. ADR*	135	38,345
BCE, Inc.	763	38,196
Vodafone Group plc ADR	2,289	35,365
Iridium Communications, Inc.*	883	35,188
America Movil SAB de CV — Class L ADR	1,958	34,598
TELUS Corp.[1]	1,514	33,247
Viasat, Inc.*	601	33,097
Rogers Communications, Inc. — Class B	707	32,974
Vonage Holdings Corp.*	2,006	32,337
Viavi Solutions, Inc.*	1,925	30,300
Calix, Inc.*	589	29,114
Gogo, Inc.*,1	1,523	26,348
CommScope Holding Company, Inc.*	1,912	25,984
EchoStar Corp. — Class A*	969	24,719
Telephone & Data Systems, Inc.	1,233	24,044
InterDigital, Inc.	343	23,262
Infinera Corp.*	2,541	21,141
Shenandoah Telecommunications Co.	663	20,938
Extreme Networks, Inc.*	1,891	18,626
NETGEAR, Inc.*	495	15,795
Plantronics, Inc.*	603	15,503
Total Telecommunications		1,888,694
Media - 25.4%
Comcast Corp. — Class A	3,828	214,100
Charter Communications, Inc. — Class A*	267	194,259
Liberty Broadband Corp. — Class C*	516	89,113
DISH Network Corp. — Class A*	1,803	78,358
Cable One, Inc.	28	50,768
Altice USA, Inc. — Class A*	2,169	44,942
Liberty Global plc — Class C*	1,454	42,835
Liberty Latin America Ltd. — Class C*	2,179	28,588
Total Media		742,963
Internet - 6.5%
Roku, Inc.*	332	104,032
F5 Networks, Inc.*	276	54,864
Cogent Communications Holdings, Inc.	419	29,682
Total Internet		188,578
Computers - 2.1%
Lumentum Holdings, Inc.*	471	39,347
NetScout Systems, Inc.*	848	22,854
Total Computers		62,201
Software - 1.2%
Bandwidth, Inc. — Class A*	247	22,299
Inseego Corp.*	1,911	12,727
Total Software		35,026
Total Common Stocks
(Cost $1,966,207)		2,917,462

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$12,165	12,165
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	4,727	4,727
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	4,726	4,726
Total Repurchase Agreements
(Cost $21,618)		21,618

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	41,592	41,592
Total Securities Lending Collateral
(Cost $41,592)		41,592
Total Investments - 101.9%
(Cost $2,029,417)		$2,980,672
Other Assets & Liabilities, net - (1.9)%		(56,959)
Total Net Assets - 100.0%		$2,923,713

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,917,462	$—	$—	$2,917,462
Repurchase Agreements	—	21,618	—	21,618
Securities Lending Collateral	41,592	—	—	41,592
Total Assets	$2,959,054	$21,618	$—	$2,980,672

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.6%
Transportation - 36.0%
United Parcel Service, Inc. — Class B	2,044	$372,212
Union Pacific Corp.	1,711	335,373
CSX Corp.	8,176	243,154
Norfolk Southern Corp.	954	228,244
FedEx Corp.	971	212,931
Old Dominion Freight Line, Inc.	602	172,160
Kansas City Southern	545	147,499
Expeditors International of Washington, Inc.	1,113	132,592
J.B. Hunt Transport Services, Inc.	749	125,248
CH Robinson Worldwide, Inc.	1,152	100,224
Canadian National Railway Co.	830	95,990
Canadian Pacific Railway Ltd.	1,418	92,269
ZTO Express Cayman, Inc. ADR	2,934	89,956
XPO Logistics, Inc.*	1,107	88,095
Knight-Swift Transportation Holdings, Inc.	1,702	87,057
Saia, Inc.*	318	75,694
Landstar System, Inc.	467	73,702
Ryder System, Inc.	778	64,348
Werner Enterprises, Inc.	1,162	51,442
Kirby Corp.*	1,033	49,543
Atlas Air Worldwide Holdings, Inc.*	578	47,211
Total Transportation		2,884,944
Auto Manufacturers - 26.0%
Tesla, Inc.*	1,106	857,681
General Motors Co.*	5,106	269,137
Lucid Group, Inc.*,1	8,054	204,411
NIO, Inc. ADR*	4,929	175,620
XPeng, Inc. ADR*	2,793	99,263
Li Auto, Inc. ADR*	3,357	88,256
Ferrari N.V.	366	76,538
Toyota Motor Corp. ADR	424	75,366
Stellantis N.V.[1]	3,724	71,128
Fisker, Inc.*,1	4,848	71,023
Nikola Corp.*,1	5,922	63,188
Workhorse Group, Inc.*,1	3,716	28,427
Total Auto Manufacturers		2,080,038
Auto Parts & Equipment - 13.0%
Aptiv plc*	772	115,005
QuantumScape Corp.*	4,232	103,853
BorgWarner, Inc.	2,255	97,439
Lear Corp.	603	94,357
Gentex Corp.	2,619	86,375
Magna International, Inc.	1,107	83,291
Autoliv, Inc.	942	80,748
Fox Factory Holding Corp.*	517	74,727
Goodyear Tire & Rubber Co.*	3,931	69,579
Luminar Technologies, Inc.*,1	4,387	68,437
Adient plc*	1,513	62,714
Dana, Inc.	2,423	53,888
Visteon Corp.*	519	48,988
Total Auto Parts & Equipment		1,039,401
Airlines - 12.1%
Southwest Airlines Co.*	3,289	169,153
Delta Air Lines, Inc.*	3,780	161,066
United Airlines Holdings, Inc.*	2,537	120,685
American Airlines Group, Inc.*	5,398	110,767
Alaska Air Group, Inc.*	1,399	81,981
Copa Holdings S.A. — Class A*	955	77,718
Ryanair Holdings plc ADR*	658	72,420
JetBlue Airways Corp.*	4,328	66,175
Allegiant Travel Co. — Class A*	295	57,667
Spirit Airlines, Inc.*	1,977	51,283
Total Airlines		968,915
Internet - 5.3%
Uber Technologies, Inc.*	6,563	294,023
Lyft, Inc. — Class A*	2,404	128,830
Total Internet		422,853
Commercial Services - 3.3%
Avis Budget Group, Inc.*	752	87,615
GXO Logistics, Inc.*	1,104	86,598
AMERCO	130	83,984
Total Commercial Services		258,197
Home Builders - 2.3%
Thor Industries, Inc.	677	83,108
LCI Industries	419	56,410
Winnebago Industries, Inc.	668	48,397
Total Home Builders		187,915
Leisure Time - 0.9%
Harley-Davidson, Inc.	1,922	70,364
Investment Companies - 0.7%
Macquarie Infrastructure Holdings LLC	1,418	57,514
Total Common Stocks
(Cost $4,787,373)		7,970,141

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$31,978	31,978
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	12,425	12,425
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	12,425	12,425
Total Repurchase Agreements
(Cost $56,828)		56,828

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[4]	283,500	283,500
Total Securities Lending Collateral
(Cost $283,500)		283,500
Total Investments - 103.8%
(Cost $5,127,701)		$8,310,469
Other Assets & Liabilities, net - (3.8)%		(300,737)
Total Net Assets - 100.0%		$8,009,732

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2021 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2021.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,970,141	$—	$—	$7,970,141
Repurchase Agreements	—	56,828	—	56,828
Securities Lending Collateral	283,500	—	—	283,500
Total Assets	$8,253,641	$56,828	$—	$8,310,469

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
COMMON STOCKS† - 99.2%
Electric - 82.7%
NextEra Energy, Inc.	9,445	$741,621
Duke Energy Corp.	5,357	522,790
Southern Co.	7,855	486,774
Dominion Energy, Inc.	6,423	469,007
Exelon Corp.	8,635	417,416
American Electric Power Company, Inc.	4,708	382,195
Sempra Energy	2,986	377,729
Xcel Energy, Inc.	5,606	350,375
Public Service Enterprise Group, Inc.	5,522	336,290
Eversource Energy	3,927	321,072
WEC Energy Group, Inc.	3,599	317,432
Consolidated Edison, Inc.	4,250	308,508
PG&E Corp.*	31,405	301,488
PPL Corp.	10,035	279,776
DTE Energy Co.	2,495	278,716
Edison International	5,018	278,348
Ameren Corp.	3,357	271,917
FirstEnergy Corp.	7,457	265,618
Avangrid, Inc.	5,379	261,419
Entergy Corp.	2,601	258,305
CMS Energy Corp.	4,182	249,791
CenterPoint Energy, Inc.	9,496	233,602
AES Corp.	10,182	232,455
Evergy, Inc.	3,635	226,097
Alliant Energy Corp.	4,017	224,872
NRG Energy, Inc.	4,687	191,370
Vistra Corp.	10,238	175,070
Pinnacle West Capital Corp.	2,412	174,532
OGE Energy Corp.	4,734	156,033
IDACORP, Inc.	1,368	141,424
PNM Resources, Inc.	2,567	127,015
Portland General Electric Co.	2,614	122,832
Ormat Technologies, Inc.	1,824	121,497
Black Hills Corp.	1,912	119,997
NorthWestern Corp.	1,779	101,937
Total Electric		9,825,320
Gas - 8.7%
Atmos Energy Corp.	2,344	206,741
NiSource, Inc.	7,839	189,939
UGI Corp.	4,276	182,243
National Fuel Gas Co.	2,592	136,132
ONE Gas, Inc.	1,766	111,911
Spire, Inc.	1,755	107,371
South Jersey Industries, Inc.	4,373	92,970
Total Gas		1,027,307
Water - 4.5%
American Water Works Company, Inc.	1,944	328,614
Essential Utilities, Inc.	4,463	205,655
Total Water		534,269
Building Materials - 1.3%
MDU Resources Group, Inc.	5,037	149,448
Engineering & Construction - 1.0%
Southwest Gas Holdings, Inc.	1,811	121,119
Energy-Alternate Sources - 1.0%
Sunnova Energy International, Inc.*	3,508	115,553
Total Common Stocks
(Cost $6,082,011)		11,773,016

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.0%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21	$68,221	68,221
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21	26,508	26,508
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21	26,508	26,508
Total Repurchase Agreements
(Cost $121,237)		121,237
Total Investments - 100.2%
(Cost $6,203,248)		$11,894,253
Other Assets & Liabilities, net - (0.2)%		(20,210)
Total Net Assets - 100.0%		$11,874,043

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,773,016	$—	$—	$11,773,016
Repurchase Agreements	—	121,237	—	121,237
Total Assets	$11,773,016	$121,237	$—	$11,894,253

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

	Shares	Value
MUTUAL FUNDS† - 46.5%
Guggenheim Strategy Fund II1	16,776	$419,234
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	41,823	416,979
Total Mutual Funds
(Cost $832,844)		836,213

	Face Amount
FEDERAL AGENCY NOTES†† - 8.4%
Fannie Mae
1.38% due 10/07/21	$100,000	100,022
Federal Farm Credit Bank
0.13% due 11/02/21	50,000	50,003
Total Federal Agency Notes
(Cost $150,025)		150,025

U.S. TREASURY BILLS†† - 2.2%
U.S. Treasury Bills
0.04% due 10/07/21[2,3]	39,000	39,000
Total U.S. Treasury Bills
(Cost $39,000)		39,000

REPURCHASE AGREEMENTS††,4 - 43.4%
J.P. Morgan Securities LLC issued 09/30/21 at 0.05% due 10/01/21[5]	438,726	438,726
BofA Securities, Inc. issued 09/30/21 at 0.02% due 10/01/21[5]	170,467	170,467
Barclays Capital, Inc. issued 09/30/21 at 0.03% due 10/01/21[5]	170,467	170,467
Total Repurchase Agreements
(Cost $779,660)		779,660
Total Investments - 100.5%
(Cost $1,801,529)		$1,804,898
Other Assets & Liabilities, net - (0.5)%		(8,299)
Total Net Assets - 100.0%		$1,796,599

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	33	Dec 2021	$3,110,085	$(52,135)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	12/17/21	5,027	$473,627	$(7,860)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2021.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2021.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2021

The following table summarizes the inputs used to value the Fund's investments at September 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$836,213	$—	$—	$836,213
Federal Agency Notes	—	150,025	—	150,025
U.S. Treasury Bills	—	39,000	—	39,000
Repurchase Agreements	—	779,660	—	779,660
Total Assets	$836,213	$968,685	$—	$1,804,898

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$52,135	$—	$—	$52,135
Currency Index Swap Agreements**	—	7,860	—	7,860
Total Liabilities	$52,135	$7,860	$—	$59,995

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2021, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Shares 09/30/21	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$365,606	$153,162	$(100,000)	$(69)	$535	$419,234	16,776	$3,197
Guggenheim Ultra Short Duration Fund — Institutional Class	535,187	152,419	(270,000)	(318)	(309)	416,979	41,823	2,448
	$900,793	$305,581	$(370,000)	$(387)	$226	$836,213		$5,645

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At September 30, 2021, the Trust consisted of forty-nine funds. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-Diversified
Commodities Strategy Fund	Non-Diversified
Consumer Products Fund	Diversified
Dow 2x Strategy Fund	Non-Diversified
Electronics Fund	Non-Diversified
Energy Fund	Diversified
Energy Services Fund	Non-Diversified
Europe 1.25x Strategy Fund	Non-Diversified
Financial Services Fund	Diversified
Global Managed Futures Strategy Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-Diversified
Internet Fund	Diversified
Inverse Dow 2x Strategy Fund	Non-Diversified
Inverse Government Long Bond Strategy Fund	Diversified
Inverse Mid-Cap Strategy Fund	Non-Diversified
Inverse NASDAQ-100® Strategy Fund	Non-Diversified
Inverse Russell 2000® Strategy Fund	Non-Diversified
Inverse S&P 500® Strategy Fund	Non-Diversified
Japan 2x Strategy Fund	Non-Diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-Diversified
Mid-Cap 1.5x Strategy Fund	Non-Diversified
Multi-Hedge Strategies Fund	Diversified
NASDAQ-100® 2x Strategy Fund	Non-Diversified
NASDAQ-100® Fund	Non-Diversified
Nova Fund	Non-Diversified
Precious Metals Fund	Non-Diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-Diversified
Russell 2000® 2x Strategy Fund	Non-Diversified
S&P 500® 2x Strategy Fund	Non-Diversified
S&P 500® Pure Growth Fund	Non-Diversified
S&P 500® Pure Value Fund	Non-Diversified
S&P MidCap 400® Pure Growth Fund	Non-Diversified
S&P MidCap 400® Pure Value Fund	Non-Diversified
S&P SmallCap 600® Pure Growth Fund	Non-Diversified
S&P SmallCap 600® Pure Value Fund	Non-Diversified
Strengthening Dollar 2x Strategy Fund	Non-Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-Diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-Diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

Each of the consolidated schedules of investments of the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund of the above mentioned Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and Guggenheim Investments ("GI") to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current index value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to theperformance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2021, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.05%			1.25%
Due 10/01/21	$44,012,106	$44,012,167	Due 08/31/24	$43,912,000	$44,892,419

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
0.03%			0.13%
Due 10/01/21	17,100,947	17,100,961	Due 04/15/22	17,194,341	17,443,076

BofA Securities, Inc.			U.S. Treasury Note
0.02%			0.50%
Due 10/01/21	17,100,947	17,100,956	Due 06/30/27	18,072,700	17,443,047

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At September 30, 2021, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$111,058	$115,631
Basic Materials Fund	139,917	141,142
Biotechnology Fund	359,377	369,049
Consumer Products Fund	144,571	149,778
Electronics Fund	168,213	164,406	*
Energy Fund	177,596	178,863
Europe 1.25x Strategy Fund	15,851	16,163
Financial Services Fund	137,716	139,285
Health Care Fund	81,356	83,720
High Yield Strategy Fund	255,862	261,597
Internet Fund	90,359	92,467
Leisure Fund	201,656	203,989
Mid-Cap 1.5x Strategy Fund	18,094	18,700
Multi-Hedge Strategies Fund	408,952	421,194
NASDAQ-100® 2x Strategy Fund	98,991	101,425
NASDAQ-100® Fund	113,112	115,894
Nova Fund	3,477	3,562
Precious Metals Fund	470,321	482,222
Retailing Fund	127,603	130,190
Russell 2000® 1.5x Strategy Fund	529,201	544,796
Russell 2000® 2x Strategy Fund	77,875	80,189
S&P 500® 2x Strategy Fund	2,563	2,626
S&P 500® Pure Value Fund	33,527	34,346
S&P MidCap 400® Pure Growth Fund	128,095	140,250
S&P SmallCap 600® Pure Growth Fund	612,366	637,010
S&P SmallCap 600® Pure Value Fund	141,366	144,637
Technology Fund	397,796	402,203
Telecommunications Fund	41,124	41,592
Transportation Fund	270,097	283,500

*	Subsequent to September 30, 2021, additional collateral was received.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At September 30, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$6,796,296	$2,028,141	$(1,055)	$2,027,086
Basic Materials Fund	4,361,813	3,369,992	(48,892)	3,321,100
Biotechnology Fund	15,580,741	9,410,243	(1,288,781)	8,121,462
Commodities Strategy Fund	9,620,074	154,850	(4,426)	150,424
Consumer Products Fund	6,278,491	5,116,696	(34,805)	5,081,891
Dow 2x Strategy Fund	12,720,538	659,545	(332,955)	326,590
Electronics Fund	5,239,889	7,565,614	(30,921)	7,534,693
Energy Fund	13,338,386	3,815,962	(173,325)	3,642,637
Energy Services Fund	10,156,012	–	(580,673)	(580,673)
Europe 1.25x Strategy Fund	2,087,759	48,863	(88,816)	(39,953)
Financial Services Fund	15,112,321	5,151,304	(162,563)	4,988,741
Global Managed Futures Strategy Fund	10,396,182	677,148	(425,641)	251,507
Government Long Bond 1.2x Strategy Fund	11,316,926	–	(531,761)	(531,761)
Health Care Fund	10,546,478	10,868,399	(206,862)	10,661,537
High Yield Strategy Fund	5,367,174	27,702	(46,517)	(18,815)
Internet Fund	5,547,375	5,246,821	(308,585)	4,938,236
Inverse Dow 2x Strategy Fund	2,450,124	127,265	(2)	127,263
Inverse Government Long Bond Strategy Fund	11,432,827	310,622	(895)	309,727
Inverse Mid-Cap Strategy Fund	129,978	2,546	–	2,546
Inverse NASDAQ-100® Strategy Fund	520,512	30,450	(427)	30,023
Inverse Russell 2000® Strategy Fund	263,075	5,021	–	5,021
Inverse S&P 500® Strategy Fund	21,005,772	93,567	(854)	92,713
Japan 2x Strategy Fund	2,190,655	4,513	(66,928)	(62,415)
Leisure Fund	4,193,022	2,283,225	(107,619)	2,175,606
Long Short Equity Fund	22,497,762	2,990,503	(682,999)	2,307,504
Mid-Cap 1.5x Strategy Fund	5,416,984	434,638	(139,962)	294,676
Multi-Hedge Strategies Fund	28,200,771	3,936,887	(2,249,283)	1,687,604
NASDAQ-100® 2x Strategy Fund	128,467,111	13,393,731	(7,808,624)	5,585,107
NASDAQ-100® Fund	82,679,768	36,854,774	(1,543,707)	35,311,067
Nova Fund	51,145,315	1,751,417	(1,474,658)	276,759
Precious Metals Fund	14,835,696	5,048,484	(457,313)	4,591,171
Real Estate Fund	8,258,619	3,602,020	(33,598)	3,568,422
Retailing Fund	2,619,912	1,967,848	(54,947)	1,912,901
Russell 2000® 1.5x Strategy Fund	6,157,521	13,892	(44,787)	(30,895)
Russell 2000® 2x Strategy Fund	7,219,638	11,301	(168,384)	(157,083)
S&P 500® 2x Strategy Fund	75,697,052	–	(4,281,797)	(4,281,797)
S&P 500® Pure Growth Fund	28,588,743	14,284,540	(219,238)	14,065,302
S&P 500® Pure Value Fund	20,878,603	6,936,818	(68,055)	6,868,763
S&P MidCap 400® Pure Growth Fund	15,096,211	4,385,900	(655,823)	3,730,077
S&P MidCap 400® Pure Value Fund	12,921,601	3,395,889	(80,185)	3,315,704
S&P SmallCap 600® Pure Growth Fund	12,655,856	3,627,902	(460,108)	3,167,794
S&P SmallCap 600® Pure Value Fund	16,892,782	4,248,402	(120,971)	4,127,431
Strengthening Dollar 2x Strategy Fund	2,373,059	52,844	–	52,844
Technology Fund	12,588,030	15,260,473	(219,767)	15,040,706
Telecommunications Fund	2,459,785	576,652	(55,765)	520,887
Transportation Fund	5,667,976	2,672,287	(29,794)	2,642,493
Utilities Fund	7,448,216	4,481,662	(35,625)	4,446,037
Weakening Dollar 2x Strategy Fund	1,801,529	3,369	(59,995)	(56,626)

Note 7 – COVID-19

The outbreak of COVID-19 and the current recovery underway has caused disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds’ investments and the performance of the Funds. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.